As filed with the Securities and Exchange Commission on May 1, 2009
                                                 Securities Act File No. 2-88566
                                        Investment Company Act File No. 811-4255
 ===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No. ___ [ ]

                       Post-Effective Amendment No. 60 [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE

                       INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 60 [X]

                        (Check appropriate box or boxes)

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                      Robert Conti, Chief Executive Officer
                       c/o Neuberger Berman Management LLC
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)



[X]   Immediately upon filing pursuant to paragraph (b)      [ ]  on (date) pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1), or  [ ]  on (date) pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2) or   [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485


[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Balanced Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST

Balanced Portfolio............................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................10

Share Prices.................................................................11

Fund Structure...............................................................12

Distributions and Taxes......................................................12


Portfolio Holdings Policy....................................................14



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock and bond portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Balanced Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL AND REASONABLE CURRENT INCOME WITHOUT UNDUE RISK TO
PRINCIPAL.

To pursue these goals, the Fund allocates its assets between stocks -- primarily those of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index -- and in investment grade bonds and other debt securities from U.S. government and corporate issuers.

The Portfolio Managers normally allocate anywhere from 50% to 70% of net assets to stock investments, with the balance allocated to debt securities (at least 25%) and operating cash. In determining the Fund's allocation, the Portfolio Managers consult with senior management of the adviser and sub-adviser.

In selecting growth stocks, the Portfolio Managers employ a disciplined investment strategy. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as:

--  financial condition (such as debt to equity ratio)
--  market share and competitive leadership of the company's products
--  earnings growth relative to competitors
-- market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

The Fund's fixed-income securities consist mainly of investment-grade bonds and other debt securities from U.S. government and corporate issuers, and may include mortgage- and asset-backed securities. Although the Fund may invest in securities of any maturity, it normally maintains an average Fund duration of four years or less. In selecting fixed-income securities, the Portfolio Managers monitor national trends, looking for securities that appear relatively underpriced or appear likely to have their credit ratings raised.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  ASSET ALLOCATION

STUDIES OF PERFORMANCE AND VOLATILITY INDICATE THAT BALANCED PORTFOLIOS OF STOCKS AND FIXED-INCOME SECURITIES CAN APPROACH STOCK MARKET PERFORMANCE WHILE EXPERIENCING LOWER VOLATILITY. THE FIRST STEP IN AN ALLOCATION STRATEGY IS TO DETERMINE HOW ASSETS SHOULD BE DIVIDED AMONG INVESTMENT CATEGORIES. SELECTING APPROPRIATE INVESTMENTS WITHIN THOSE CATEGORIES IS A SECOND STEP.


[GRAPHIC OMITTED]



  MID-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.


            2 Advisers Management Trust Balanced Portfolio (Class I)

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.


[GRAPHIC OMITTED]



  DURATION

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.

            3 Advisers Management Trust Balanced Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock and bond markets. The markets' behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's income portion of the share price will typically fall. The Fund's sensitivity to this risk will increase with any increase in the Fund's duration.

A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase duration, heightening interest rate risk.

Over time, the Fund may produce lower returns than pure stock investments and less conservative bond investments. Although the Fund's average return has out-paced inflation over the long term, it may not always do so.

Due to the Fund's limited duration and the need to sometimes change allocation among sectors, the Fund may have a high portfolio turnover rate, which can mean increased transaction costs.


In addition, investing in thinly-traded securities, such as certain securities of mid- or small-capitalization companies, may also involve a greater risk of excessive trading due to potential arbitrage opportunities. For example, to the extent that a Fund's net asset value does not immediately reflect changes in market conditions or the true market value of these securities, an investor may seek to benefit from the pricing differences caused by this delay. The Board of




            4 Advisers Management Trust Balanced Portfolio (Class I)

Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to potential arbitrage opportunities and other potential pricing discrepancies.


OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISKS OR PRODUCE INCOME COULD AFFECT FUND PERFORMANCE IF THE DERIVATIVES DO NOT PERFORM AS EXPECTED. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

            5 Advisers Management Trust Balanced Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q4 '99, 32.13%
     WORST QUARTER: Q4 '08, -24.05%





     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                             1 Year     5 Years     10 Years
 BALANCED PORTFOLIO         -39.15      -1.46        -0.11
 Merrill Lynch 1-3 Year
U.S.
 Treasury Index              6.61        4.06        4.71
 Russell Midcap Index       -41.46      -0.71        3.18
 Russell Midcap Growth      -44.32      -2.33        -0.19
  Index
  INDEX DESCRIPTIONS:
  The Merrill Lynch 1-3 Year U.S. Treasury Index is an
unmanaged
  index of U.S. Treasuries with maturities between 1 and 3
years.
  The Russell Midcap Index is an unmanaged index of U.S.mid-
  cap stocks.
  The Russell Midcap Growth Index is an unmanaged index of
  U.S. mid-cap growth stocks.


[GRAPHIC OMITTED]



  PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES BROAD-BASED INDICES OF THE ENTIRE U.S. EQUITY MARKET AND OF THE PORTION OF THE MARKET THE FUND FOCUSES ON. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDICES DO NOT INCLUDE COSTS OF INVESTMENT.

            6 Advisers Management Trust Balanced Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.85
 Distribution (12b-1)         N/A
  fees

-------------------------
 Other expenses               0.44

-------------------------
 Total annual operating       1.29
  expenses




     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $131       $409        $708        $1,556



*NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY UNDERTAKEN TO LIMIT THE FUND'S EXPENSES THROUGH DECEMBER 31, 2012 BY REIMBURSING THE FUND FOR ITS TOTAL OPERATING EXPENSES (EXCLUDING THE COMPENSATION OF NBM, TAXES, INTEREST, EXTRAORDINARY EXPENSES, BROKERAGE COMMISSIONS AND TRANSACTION COSTS), THAT EXCEED, IN THE AGGREGATE, 1.00% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSET VALUE; CONSEQUENTLY, NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS CONTRACTUALLY UNDERTAKEN TO REIMBURSE NBM FOR THE EXCESS EXPENSES PAID BY NBM, PROVIDED THE REIMBURSEMENTS DO NOT CAUSE TOTAL OPERATING EXPENSES (EXCLUSIVE OF THE COMPENSATION OF NBM, TAXES, INTEREST, BROKERAGE COMMISSIONS, TRANSACTION COSTS AND EXTRAORDINARY EXPENSES) TO EXCEED AN ANNUAL RATE OF 1.00%, AND THE REIMBURSEMENTS ARE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


**"MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

            7 Advisers Management Trust Balanced Portfolio (Class I)

INVESTMENT MANAGER
[GRAPHIC OMITTED]



Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/
31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.85% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGERS

THOMAS SONTAG is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006. Since 2004 he has been managing portfolios for Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

KENNETH J. TUREK is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He has been a portfolio manager of the Fund since 2003. He has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

MICHAEL FOSTER is a Vice President of Neuberger Berman Management LLC and Neuberger Berman, LLC. He is also Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2008. Mr. Foster has been a portfolio manager at Lehman Brothers since 2004 and was a fixed income trader and credit analyst for Lehman Brothers since 1999. Prior to joining the firm in 1999, Mr. Foster spent three years as a Trading Assistant and Account Executive at another investment firm.

RICHARD GRAU is a Vice President of Neuberger Berman Management LLC and Neuberger Berman, LLC. He is also Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2008. Mr. Grau has been a portfolio manager at Lehman Brothers since 2004 and prior to that was a fixed income trader since 1998. Prior to joining the firm in 1993, Mr. Grau was an Internal Auditor at another firm.


Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

            8 Advisers Management Trust Balanced Portfolio (Class I)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                         Year Ended December 31,                             2004      2005       2006      2007       2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
                            Share price (NAV) at beginning of year           8.93      9.64      10.42     11.44       13.08
 PLUS:                      Income from investment operations
                            Net investment income                            0.05      0.04       0.11      0.12        0.09
                            Net gains/losses - realized and unrealized       0.77      0.84       1.00      1.67       (5.17)
                            Subtotal: income from investment operations      0.82      0.88       1.11      1.79       (5.08)
 MINUS:                     Distributions to shareholders
                            Income dividends                                 0.11      0.10       0.09      0.15        0.42
                            Capital gain distributions                          -         -          -         -           -
                            Subtotal: distributions to shareholders          0.11      0.10       0.09      0.15        0.42
 EQUALS:                    Share price (NAV) at end of year                 9.64     10.42      11.44     13.08        7.58

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain
 expense waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                       1.09      1.13       1.18      1.16        1.29
 Gross expenses(1)                                                           1.09      1.13       1.18      1.16        1.29
 Expenses(2)                                                                 1.10      1.14       1.19      1.16        1.29
 Net investment income - actual                                              0.56      0.41       1.01      1.00        0.81

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the Fund bought and sold securities.
 Total return (%)(3)(4)                                                      9.31      9.18      10.67     15.60      (39.15)
 Net assets at end of year (in millions of dollars)                          81.1      73.7       72.3      78.4        15.5
 Portfolio turnover rate (%)                                                  110        82         62        54          57


THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO WAIVER OF INVESTMENT MANAGEMENT FEE.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT WAIVED CERTAIN EXPENSES.


            9 Advisers Management Trust Balanced Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               10 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               11 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.




--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you


                               12 Your Investment
could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


THE FUND HAS A NON-FEE DISTRIBUTION PLAN THAT RECOGNIZES THAT NEUBERGER BERMAN MANAGEMENT LLC MAY USE ITS OWN RESOURCES, INCLUDING REVENUES FROM FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN DISTRIBUTION OF FUND SHARES.

NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO PAY INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.

NEUBERGER BERMAN MANAGEMENT LLC DOES NOT RECEIVE ANY SEPARATE FEES FROM THE FUND FOR MAKING THESE PAYMENTS.



                               13 Your Investment

--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.



                               14 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
BALANCED PORTFOLIO (CLASS I) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]


      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      A0063 05/09 SEC file number: 811-4255


[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Growth Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST

Growth Portfolio..............................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares................................................9

Share Prices.................................................................10

Fund Structure...............................................................11

Distributions and Taxes......................................................11


Portfolio Holdings Policy....................................................13



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Growth Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the Fund normally invests in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the Portfolio Manager looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as:

--  financial condition (such as debt to equity ratio)
--  market share and competitive leadership of the company's products
--  earnings growth relative to competitors
-- market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  MID-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.


[GRAPHIC OMITTED]



  GROWTH INVESTING

FOR GROWTH INVESTORS, THE AIM IS TO INVEST IN COMPANIES THAT ARE ALREADY SUCCESSFUL BUT COULD BE EVEN MORE SO. OFTEN, THESE STOCKS ARE IN EMERGING OR RAPIDLY GROWING INDUSTRIES. ACCORDINGLY, THE FUND AT TIMES MAY INVEST A GREATER PORTION OF ITS ASSETS IN PARTICULAR INDUSTRIES OR SECTORS THAN OTHER FUNDS DO.

WHILE MOST GROWTH STOCKS ARE KNOWN TO INVESTORS, THEY MAY NOT YET HAVE REACHED THEIR FULL POTENTIAL. THE GROWTH INVESTOR LOOKS FOR INDICATIONS OF CONTINUED SUCCESS.

             2 Advisers Management Trust Growth Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.


In addition, investing in thinly-traded securities, such as certain securities of mid- or small-capitalization companies, may also involve a greater risk of excessive trading due to potential arbitrage opportunities. For example, to the extent that a Fund's net asset value does not immediately reflect changes in market conditions or the true market value of these securities, an investor may seek to benefit from the pricing differences caused by this delay. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to potential arbitrage opportunities and other potential pricing discrepancies.



             3 Advisers Management Trust Growth Portfolio (Class I)

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

             4 Advisers Management Trust Growth Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q4 '99, 48.60%

     WORST QUARTER: Q3 '01 -30.28%





     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                             1 Year     5 Years     10 Years
 GROWTH PORTFOLIO           -43.68       0.85        -1.35
 Russell Midcap Index       -41.46      -0.71        3.18
 Russell Midcap Growth      -44.32      -2.33        -0.19
  Index
  INDEX DESCRIPTIONS:
  The Russell Midcap Index is an unmanaged index of U.S. mid-
  cap stocks.
  The Russell Midcap Growth Index is an unmanaged index of
  U.S. mid-cap growth stocks.


[GRAPHIC OMITTED]



  PERFORMANCE MEASURES


THE ABOVE INFORMATION PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES BROAD-BASED INDICES OF THE ENTIRE U.S. MID-CAP EQUITY MARKET AND OF THE PORTION OF THAT MARKET THE FUND FOCUSES ON. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDICES DO NOT INCLUDE COSTS OF INVESTMENT.


             5 Advisers Management Trust Growth Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.85
 Distribution (12b-1)         N/A
  fees
 Other expenses               0.19

-------------------------
 Total annual operating       1.04
  expenses



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $106       $331        $574        $1,271



*NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY UNDERTAKEN TO LIMIT THE FUND'S EXPENSES THROUGH DECEMBER 31, 2012 BY REIMBURSING THE FUND FOR ITS TOTAL OPERATING EXPENSES (EXCLUDING THE COMPENSATION OF NBM, TAXES, INTEREST, EXTRAORDINARY EXPENSES, BROKERAGE COMMISSIONS AND TRANSACTION COSTS) THAT EXCEED, IN THE AGGREGATE, 1.00% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSET VALUE. BECAUSE OF THE EXCLUSION, THE FUND'S NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS CONTRACTUALLY UNDERTAKEN TO REIMBURSE NBM FOR THE EXCESS EXPENSES PAID BY NBM, PROVIDED THE REIMBURSEMENTS DO NOT CAUSE TOTAL OPERATING EXPENSES (EXCLUSIVE OF THE COMPENSATION OF NBM, TAXES, INTEREST, BROKERAGE COMMISSIONS, TRANSACTION COSTS AND EXTRAORDINARY EXPENSES) TO EXCEED AN ANNUAL RATE OF 1.00%, AND THE REIMBURSEMENTS ARE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


**"MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager,

administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related


             6 Advisers Management Trust Growth Portfolio (Class I) services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/ 31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.85% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGER

KENNETH J. TUREK, a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985. Mr. Turek has managed the Fund since January 2003.


Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

             7 Advisers Management Trust Growth Portfolio (Class I)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                        Year Ended December 31,                            2004       2005       2006       2007       2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
                          Share price (NAV) at beginning of year           10.42      12.15      13.79      15.73      19.30
 PLUS:                    Income from investment operations
                          Net investment loss                              (0.06)     (0.07)     (0.05)     (0.11)     (0.10)
                          Net gains/losses - realized and unrealized        1.79       1.71       1.99       3.68      (8.33)
                          Subtotal: income from investment operations       1.73       1.64       1.94       3.57      (8.43)
 MINUS:                   Distributions to shareholders
                          Capital gain distributions                           -          -          -          -          -
 EQUALS:                  Share price (NAV) at end of year                 12.15      13.79      15.73      19.30      10.87

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment loss - as they actually are as well as how they would have been if certain
 expense waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                      0.94       0.99       0.99       0.99       1.04
 Gross expenses (1)                                                         0.94       0.99       0.99       0.99       1.04
 Expenses(2)                                                                0.96       1.00       1.00       1.00       1.04
 Net investment loss - actual                                              (0.51)     (0.55)     (0.35)     (0.61)     (0.63)

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the fund bought and sold securities.
 Total return (%)(3)(4)                                                    16.60      13.50      14.07      22.70     (43.68)
 Net assets at end of year (in millions of dollars)                        208.1      196.5      167.7      172.6       82.0
 Portfolio turnover rate (%)                                                  83         53         40         48         63


THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO WAIVER OF INVESTMENT MANAGEMENT FEE.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT WAIVED CERTAIN EXPENSES.


             8 Advisers Management Trust Growth Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               9 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               10 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.




--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you


                               11 Your Investment
could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


THE FUND HAS A NON-FEE DISTRIBUTION PLAN THAT RECOGNIZES THAT NEUBERGER BERMAN MANAGEMENT LLC MAY USE ITS OWN RESOURCES, INCLUDING REVENUES FROM FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN DISTRIBUTION OF FUND SHARES.

NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO PAY INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.

NEUBERGER BERMAN MANAGEMENT LLC DOES NOT RECEIVE ANY SEPARATE FEES FROM THE FUND FOR MAKING THESE PAYMENTS.



                               12 Your Investment

--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               13 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
GROWTH PORTFOLIO (CLASS I) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      A0065 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Guardian Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST

Guardian Portfolio (Class I)..................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares................................................9

Share Prices.................................................................10

Fund Structure...............................................................11

Distributions and Taxes......................................................11


Portfolio Holdings Policy....................................................13



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Guardian Portfolio (Class I)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the Fund invests mainly in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by investing across many different industries. The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.


While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.


The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  MID- AND LARGE-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY PERFORMED MORE LIKE SMALL-CAPS THAN LIKE LARGE-CAPS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER ATTRACTIVE LONG-TERM RETURNS.

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. COMPARED TO MID-CAP COMPANIES, THEY MAY BE LESS RESPONSIVE TO CHANGE, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF MID-CAP COMPANIES, OFTEN WITH LOWER VOLATILITY.


[GRAPHIC OMITTED]




  FOREIGN STOCKS



THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.



[GRAPHIC OMITTED]



  VALUATION SENSITIVE INVESTING

IN ADDITION TO TRADITIONAL VALUE INVESTING - I.E., LOOKING FOR VALUE AMONG COMPANIES WHOSE STOCK PRICES ARE BELOW THEIR HISTORICAL AVERAGE, BASED ON EARNINGS, CASH FLOW, OR OTHER FINANCIAL MEASURES - WE MAY ALSO BUY A COMPANY'S SHARES IF THEY LOOK MORE FULLY PRICED BASED ON WALL STREET CONSENSUS ESTIMATES OF EARNINGS, BUT STILL INEXPENSIVE RELATIVE TO OUR ESTIMATES. WE LOOK FOR THESE COMPANIES TO RISE IN PRICE AS THEY OUTPERFORM WALL STREET'S EXPECTATIONS, BECAUSE SOME ASPECTS OF THE BUSINESS HAVE NOT BEEN FULLY APPRECIATED OR APPROPRIATELY PRICED BY OTHER INVESTORS.

            2 Advisers Management Trust Guardian Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


The Fund holds a relatively concentrated portfolio that may contain fewer securities than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.


The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage". If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. Similar arbitrage opportunities may occur in a Fund which invests in thinly-traded securities, such as the securities of certain mid- or small-capitalization companies. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to such arbitrage opportunties and other potential pricing discrepancies.



            3 Advisers Management Trust Guardian Portfolio (Class I)

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.


OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

            4 Advisers Management Trust Guardian Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q4 '99, 16.29%
     WORST QUARTER: Q4 '08, -25.53%





     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008*





                          1 Year       5 Years       10 Years
 GUARDIAN PORTFOLIO
 (CLASS I)               -37.24        -0.83          0.62
 S&P 500 Index           -37.00        -2.19          -1.38
 INDEX DESCRIPTION:
 The S&P 500 Index is an unmanaged index of U.S. stocks.


* THROUGH 5/1/2000, ADVISERS MANAGEMENT TRUST GUARDIAN PORTFOLIO WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS FROM 11/3/1997 TO 5/1/2000 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS ADVISERS MANAGEMENT TRUST GUARDIAN PORTFOLIO.


[GRAPHIC OMITTED]



  PERFORMANCE MEASURES


THE ABOVE INFORMATION PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.


AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.

BECAUSE THE FUND HAD A POLICY OF INVESTING MAINLY IN LARGE-CAP STOCKS PRIOR TO DECEMBER 2002, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

            5 Advisers Management Trust Guardian Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.85
 Distribution (12b-1)         N/A
  fees
 Other expenses               0.16

-------------------------
 Total annual operating       1.01
  expenses



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $103       $322        $558        $1,236



*NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY UNDERTAKEN TO LIMIT THE EXPENSES OF I CLASS SHARES THROUGH DECEMBER 31, 2012 BY REIMBURSING THE FUND FOR ITS TOTAL OPERATING EXPENSES, EXCLUDING COMPENSATION TO NBM, TAXES, INTEREST, EXTRAORDINARY EXPENSES, TRANSACTION COSTS AND BROKERAGE COMMISSIONS, THAT EXCEED, IN THE AGGREGATE, 1.00% PER ANNUM OF THE CLASS'S AVERAGE DAILY NET ASSET VALUE. BECAUSE OF THE EXCLUSION, THE FUND'S NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS IN TURN CONTRACTUALLY UNDERTAKEN TO REPAY NBM FROM I CLASS ASSETS FOR THE EXCESS OPERATING EXPENSES BORNE BY NBM, SO LONG AS THE CLASS'S ANNUAL OPERATING EXPENSES DURING THAT PERIOD (EXCLUSIVE OF COMPENSATION TO NBM, TAXES, INTEREST, EXTRAORDINARY EXPENSES AND BROKERAGE COMMISSIONS) DOES NOT EXCEED 1.00% PER YEAR OF THE CLASS'S AVERAGE DAILY NET ASSETS, AND FURTHER PROVIDED THAT THE REIMBURSEMENTS ARE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


**"MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager,

administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related


            6 Advisers Management Trust Guardian Portfolio (Class I) services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/ 31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.85% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGERS

ARTHUR MORETTI is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. Mr. Moretti joined each firm in 2001 and has managed the fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

INGRID S. DYOTT is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. She has been an Associate Manager of the Fund since December 2003 and has been a Portfolio Manager at Neuberger Berman since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

SAJJAD S. LADIWALA is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He has been an Associate Manager of the Fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

MAMUNDI SUBHAS, CFA is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman, LLC. Mr. Subhas is an Associate Portfolio Manager on the Socially Responsive Equity Team. He has been an Associate Manager of the Fund since
December 2008. He joined the firm in 2001.


Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

            7 Advisers Management Trust Guardian Portfolio (Class I)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                        Year Ended December 31,                           2004    2005    2006    2007     2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                          Share price (NAV) at beginning of year         13.98   16.17   17.50   19.71     21.11
 PLUS:                    Income from investment operations
                          Net investment income                           0.04    0.12    0.05    0.11      0.12
                          Net gains/losses - realized and unrealized      2.17    1.24    2.29    1.35     (7.97)
                          Subtotal: income from investment operations     2.21    1.36    2.34    1.46     (7.85)
 MINUS:                   Distributions to shareholders
                          Income dividends                                0.02    0.03    0.13    0.06      0.10
                          Capital gain distributions                         -       -       -       -      0.71
                          Subtotal: distributions to shareholders         0.02    0.03    0.13    0.06      0.81
 EQUALS:                  Share price (NAV) at end of year               16.17   17.50   19.71   21.11     12.45

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income, as they actually are as well as how they would have been if certain
 expense reimbursement/repayment and waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                    0.97    1.00    0.99    0.99      1.01
 Gross expenses(1)                                                        0.97    1.00    0.99    0.99      1.01
 Expenses(2)                                                              0.98    1.00    0.99    0.99      1.01
 Net investment income - actual                                           0.25    0.71    0.29    0.55      0.65

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the fund bought and sold securities.
 Total return (%)(3)(4)                                                  15.81    8.39   13.38    7.39    (37.24)
 Net assets at end of year (in millions of dollars)                      177.3   175.3   155.0   129.1      67.0
 Portfolio turnover rate (%)                                                24      32      23      38        32


THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT AND/OR WAIVER OF INVESTMENT MANAGEMENT FEE.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


(4) WOULD HAVE BEEN LOWER/HIGHER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT WAIVED/RECOUPED CERTAIN EXPENSES.


            8 Advisers Management Trust Guardian Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               9 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               10 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class I shares of the Fund.



--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment


                               11 Your Investment
company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


THE FUND HAS A NON-FEE DISTRIBUTION PLAN THAT RECOGNIZES THAT NEUBERGER BERMAN MANAGEMENT LLC MAY USE ITS OWN RESOURCES, INCLUDING REVENUES FROM FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN DISTRIBUTION OF FUND SHARES.

NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO PAY INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE



                               12 Your Investment

INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.


NEUBERGER BERMAN MANAGEMENT LLC DOES NOT RECEIVE ANY SEPARATE FEES FROM THE FUND FOR MAKING THESE PAYMENTS.




--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               13 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
GUARDIAN PORTFOLIO (CLASS I) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      A0068 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Guardian Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST

Guardian Portfolio (Class S)..................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares................................................9

Share Prices.................................................................10

Fund Structure...............................................................11

Distributions and Taxes......................................................11


Portfolio Holdings Policy....................................................13



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Guardian Portfolio (Class S)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the Fund invests mainly in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by investing across many different industries. The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.


While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.


The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  MID- AND LARGE-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY PERFORMED MORE LIKE SMALL-CAPS THAN LIKE LARGE-CAPS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER ATTRACTIVE LONG-TERM RETURNS.

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. COMPARED TO MID-CAP COMPANIES, THEY MAY BE LESS RESPONSIVE TO CHANGE, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF MID-CAP COMPANIES, OFTEN WITH LOWER VOLATILITY.


[GRAPHIC OMITTED]




  FOREIGN STOCKS



THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.



[GRAPHIC OMITTED]



  VALUATION SENSITIVE INVESTING

IN ADDITION TO TRADITIONAL VALUE INVESTING - I.E., LOOKING FOR VALUE AMONG COMPANIES WHOSE STOCK PRICES ARE BELOW THEIR HISTORICAL AVERAGE, BASED ON EARNINGS, CASH FLOW, OR OTHER FINANCIAL MEASURES - WE MAY ALSO BUY A COMPANY'S SHARES IF THEY LOOK MORE FULLY PRICED BASED ON WALL STREET CONSENSUS ESTIMATES OF EARNINGS, BUT STILL INEXPENSIVE RELATIVE TO OUR ESTIMATES. WE LOOK FOR THESE COMPANIES TO RISE IN PRICE AS THEY OUTPERFORM WALL STREET'S EXPECTATIONS, BECAUSE SOME ASPECTS OF THE BUSINESS HAVE NOT BEEN FULLY APPRECIATED OR APPROPRIATELY PRICED BY OTHER INVESTORS.

            2 Advisers Management Trust Guardian Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


The Fund holds a relatively concentrated portfolio that may contain fewer securities than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.


The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage". If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. Similar arbitrage opportunities may occur in a Fund which invests in thinly-traded securities, such as the securities of certain mid- or small-capitalization companies. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to such arbitrage opportunties and other potential pricing discrepancies.



            3 Advisers Management Trust Guardian Portfolio (Class S)

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.


OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

            4 Advisers Management Trust Guardian Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q4 '99, 16.29 %
     WORST QUARTER: Q4 '08, -25.57%





     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008*





                          1 Year       5 Years       10 Years
 GUARDIAN PORTFOLIO
 (CLASS S)               -37.36        -1.07          0.47
 S&P 500 Index           -37.00        -2.19          -1.38
 INDEX DESCRIPTION:
 The S&P 500 Index is an unmanaged index of U.S. stocks.


* THROUGH 5/1/2000, ADVISERS MANAGEMENT TRUST GUARDIAN PORTFOLIO WAS ORGANIZED AS A FEEDER FUND IN A MASTER/FEEDER, RATHER THAN A MULTIPLE CLASS, STRUCTURE. PERFORMANCE SHOWN FOR THE PERIODS FROM 11/3/1997 TO 5/1/2000 IS THAT OF THE PREDECESSOR FEEDER FUND, WHICH HAD AN IDENTICAL INVESTMENT PROGRAM AND THE SAME EXPENSES AS ADVISERS MANAGEMENT TRUST GUARDIAN PORTFOLIO. BECAUSE CLASS S SHARES OF THE FUND COMMENCED OPERATIONS ON 8/2/

2002, PERFORMANCE FROM THE BEGINNING OF THE MEASUREMENT PERIOD SHOWN ABOVE TO 8/2/2002 IS THAT OF FUND'S CLASS I SHARES. CLASS S SHARES WOULD HAVE SUBSTANTIALLY SIMILAR PERFORMANCE AS CLASS I SHARES BECAUSE THE CLASSES WOULD BE INVESTED IN THE SAME PORTFOLIO SECURITIES. ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT CLASS I SHARES AND CLASS S SHARES HAVE DIFFERENT EXPENSES. CLASS S SHARES ARE SOLD WITH A DISTRIBUTION AND SERVICE (12B-1) FEE OF 0.25% AND THEREFORE ITS PERFORMANCE WOULD BE SLIGHTLY LOWER THAN THAT OF THE CLASS I SHARES. CLASS I SHARES ARE NOT OFFERED IN THIS PROSPECTUS.



[GRAPHIC OMITTED]



  PERFORMANCE MEASURES


THE ABOVE INFORMATION PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.


AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.

BECAUSE THE FUND HAD A POLICY OF INVESTING MAINLY IN LARGE-CAP STOCKS PRIOR TO DECEMBER 2002, ITS PERFORMANCE DURING THAT TIME MIGHT HAVE BEEN DIFFERENT IF CURRENT POLICIES HAD BEEN IN EFFECT.

            5 Advisers Management Trust Guardian Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.85
 Distribution (12b-1)         0.25
  fees
 Other expenses               0.18

-------------------------
 Total Annual Operating       1.28
  Expenses

-------------------------
 Minus: Expense               0.03
  reimbursement

-------------------------
 Net expenses                 1.25



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $127       $397        $693        $1,537



*NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY UNDERTAKEN TO LIMIT THE EXPENSES OF S CLASS SHARES THROUGH DECEMBER 31, 2012 BY REIMBURSING THE FUND FOR ITS TOTAL OPERATING EXPENSES, INCLUDING COMPENSATION TO NBM, BUT EXCLUDING TAXES, INTEREST, EXTRAORDINARY EXPENSES, TRANSACTION COSTS AND BROKERAGE COMMISSIONS, THAT EXCEED, IN THE AGGREGATE, 1.25% PER ANNUM OF THE CLASS'S AVERAGE DAILY NET ASSET VALUE. BECAUSE OF THE EXCLUSION, THE FUND'S NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS IN TURN CONTRACTUALLY UNDERTAKEN TO REPAY NBM FROM S CLASS ASSETS FOR THE EXCESS OPERATING EXPENSES BORNE BY NBM, SO LONG AS THE CLASS'S ANNUAL OPERATING EXPENSES DURING THAT PERIOD (EXCLUSIVE OF TAXES, INTEREST, EXTRAORDINARY EXPENSES AND BROKERAGE COMMISSIONS) DOES NOT EXCEED 1.25% PER YEAR OF THE CLASS'S AVERAGE DAILY NET ASSETS, AND FURTHER PROVIDED THAT THE REIMBURSEMENTS ARE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


**"MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager,

administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager


            6 Advisers Management Trust Guardian Portfolio (Class S) engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/
31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.85% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGERS

ARTHUR MORETTI is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. Mr. Moretti joined each firm in 2001 and has managed the fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

INGRID S. DYOTT is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. She has been an Associate Manager of the Fund since December 2003 and has been a Portfolio Manager at Neuberger Berman since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

SAJJAD S. LADIWALA is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He has been an Associate Manager of the Fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

MAMUNDI SUBHAS, CFA is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman, LLC. Mr. Subhas is an Associate Portfolio Manager on the Socially Responsive Equity Team. He has been an Associate Manager of the Fund since
December 2008. He joined the firm in 2001.


Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

            7 Advisers Management Trust Guardian Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                        Year Ended December 31,                           2004    2005    2006    2007     2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout the period indicated. You can see what the Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                          Share price (NAV) at beginning of period       14.02   16.20   17.52   19.67     21.02
 PLUS:                    Income from investment operations
                          Net investment income                           0.00    0.09    0.02    0.09      0.08
                          Net gains/losses - realized and unrealized      2.18    1.23    2.26    1.32     (7.92)
                          Subtotal: income from investment operations     2.18    1.32    2.28    1.41     (7.84)
 MINUS:                   Distributions to shareholders
                          Income dividends                                   -       -    0.13    0.06      0.09
                          Capital gain distributions                         -       -       -       -      0.71
                          Subtotal: distribution to shareholders             -       -    0.13    0.06      0.80
 EQUALS:                  Share price (NAV) at end of period             16.20   17.52   19.67   21.02     12.38

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income, as they actually are as well as how they would have been if certain
 expense waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                    1.22    1.24    1.25    1.24      1.25
 Gross expenses(1)                                                        1.22    1.26    1.25    1.24      1.27
 Expenses(2)                                                              1.23    1.25    1.25    1.24      1.25
 Net investment income - actual                                           0.03    0.53    0.11    0.42      0.48

-----------
 Other data
 Total return shows how an investment in the Fund would have performed over the period, assuming all distributions were reinvested.
 The turnover rate reflects how actively the Fund bought and sold securities.
 Total return(%)(3)(4)                                                   15.55    8.15   13.02    7.14    (37.36)
 Net assets at end of year (in millions of dollars)                        0.3     0.4     1.5    32.5      48.6
 Portfolio turnover rate (%)                                                24      32      23      38        32


THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT AND/OR WAIVER OF INVESTMENT MANAGEMENT FEE.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


(4) WOULD HAVE BEEN LOWER/HIGHER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT WAIVED/RECOUPED CERTAIN EXPENSES.


            8 Advisers Management Trust Guardian Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               9 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               10 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class S shares of the Fund.



--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment


                               11 Your Investment
company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


CLASS S SHARES OF THE FUND HAVE A DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ALSO KNOWN AS A "12B-1 PLAN") THAT PROVIDES FOR PAYMENT TO NEUBERGER BERMAN MANAGEMENT LLC OF A FEE IN THE AMOUNT OF 0.25% ("12B-1 FEE") PER YEAR OF THE FUND'S ASSETS. THE 12B-1 FEE COMPENSATES NEUBERGER BERMAN MANAGEMENT LLC FOR DISTRIBUTION AND SHAREHOLDER SERVICES TO THE FUND. BECAUSE THESE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND OVER TIME MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES (WHICH THE FUND DOES NOT HAVE).

NEUBERGER BERMAN MANAGEMENT LLC MAY, IN TURN, PAY ALL OR A PORTION OF THE PROCEEDS FROM THE 12B-1 FEE TO INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS THAT INVEST IN THE FUND THROUGH THE INTERMEDIARIES. THESE SERVICES MAY



                               12 Your Investment

INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. PAYMENT FOR THESE SERVICES MAY HELP PROMOTE THE SALE OF THE FUND'S SHARES. NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO USE ITS OWN RESOURCES, INCLUDING REVENUES FROM OTHER FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN THE DISTRIBUTION OF THE FUND'S SHARES. AMOUNTS PAID TO INTERMEDIARIES MAY BE GREATER OR LESS THAN THE 12B-1 FEE PAID TO NEUBERGER BERMAN MANAGEMENT LLC UNDER THE DISTRIBUTION AND SHAREHOLDER SERVICES PLAN. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.




--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               13 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
GUARDIAN PORTFOLIO (CLASS S) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      C0037 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
International Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST

International Portfolio.......................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares................................................9

Share Prices.................................................................10

Fund Structure...............................................................11

Distributions and Taxes......................................................11

Redemption Fee...............................................................13


Portfolio Holdings Policy....................................................13



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

International Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF
FOREIGN COMPANIES.

To pursue this goal, the Fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Managers look for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.


The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.


The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  FOREIGN STOCKS

THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.


[GRAPHIC OMITTED]



  GROWTH VS. VALUE INVESTING

THE FUND USES A BLEND OF GROWTH AND VALUE STRATEGIES. VALUE INVESTORS SEEK STOCKS TRADING AT BELOW MARKET AVERAGE PRICES BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES BEFORE OTHER INVESTORS DISCOVER THEIR WORTH. GROWTH INVESTORS SEEK COMPANIES THAT ARE ALREADY SUCCESSFUL BUT MAY NOT HAVE REACHED THEIR FULL POTENTIAL.

         2 Advisers Management Trust International Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage." If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, some investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This could be harmful to long-term shareholders.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several


         3 Advisers Management Trust International Portfolio (Class S) industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. THE FUND MAY USE DERIVATIVES FOR HEDGING AND FOR SPECULATION. HEDGING COULD REDUCE THE FUND'S LOSSES FROM CURRENCY FLUCTUATIONS, BUT COULD ALSO REDUCE ITS GAINS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS. A DERIVATIVE INSTRUMENT, WHETHER USED FOR HEDGING OR SPECULATION, COULD FAIL TO PERFORM AS EXPECTED, CAUSING A LOSS FOR THE FUND.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS OR IT RECEIVES LARGE CASH INFLOWS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


         4 Advisers Management Trust International Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q4 '06, 12.30%
     WORST QUARTER: Q3 '08, -24.58%






     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                                            Since Inception
                               1 Year         04/29/2005
 INTERNATIONAL PORTFOLIO
 (CLASS S)                    -46.44            -5.82
 MSCI EAFE Index              -43.06            -1.54
 INDEX DESCRIPTIONS:
 The MSCI EAFE Index is an unmanaged index of stocks from
 Europe, Australasia, and the Far East.


[GRAPHIC OMITTED]



  PERFORMANCE INFORMATION

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.

         5 Advisers Management Trust International Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying shares, but charges a redemption fee of 2.00% when you sell or exchange shares held for 60 days or less. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES

--------------------------
 These are deducted directly from your
investment.
 REDEMPTION FEE
 (% of amount redeemed         2.00
  or exchanged)
 This fee is charged on investments held
60 days or less, whether
 Fund shares are redeemed or exchanged for
shares of another
 fund. See "Redemption Fee" below for more
information.
 ANNUAL OPERATING EXPENSES
 (% of average net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**             1.13
 Distribution (12b-1)          0.25
  fees
 Other expenses                0.21
 Acquired fund fees and        0.02
  expenses***

--------------------------
 Total annual operating        1.61
  expenses



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $164       $508        $876        $1,911



* NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS UNDERTAKEN THROUGH DECEMBER 31, 2012 TO REIMBURSE CERTAIN OPERATING EXPENSES, INCLUDING THE COMPENSATION OF NBM AND EXCLUDING TAXES, INTEREST, EXTRAORDINARY EXPENSES, BROKERAGE COMMISSIONS AND TRANSACTION COSTS, THAT EXCEED, IN THE AGGREGATE, 2.00% OF THE AVERAGE DAILY NET ASSET VALUE OF THE FUND; CONSEQUENTLY, NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE EXPENSE LIMITATION AGREEMENT IS CONTRACTUAL AND ANY EXCESS EXPENSES CAN BE REPAID TO NBM WITHIN THREE YEARS OF THE YEAR INCURRED, PROVIDED SUCH RECOUPMENT WOULD NOT CAUSE THE FUND TO EXCEED ITS CONTRACTUAL EXPENSE LIMITATION. MOREOVER, NBM HAS VOLUNTARILY COMMITTED TO REIMBURSE CERTAIN EXPENSES, AS STATED ABOVE, FOR AN ADDITIONAL 0.50% OF THE AVERAGE DAILY NET ASSET VALUE OF FUND TO MAINTAIN THE FUND'S NET OPERATING EXPENSE RATIO AT 1.50%. NBM MAY, AT IT SOLE DISCRETION, TERMINATE THIS VOLUNTARY ADDITIONAL REIMBURSEMENT COMMITMENT WITHOUT NOTICE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.


*** "ACQUIRED FUND FEES AND EXPENSES" ARE FEES AND EXPENSES INCURRED INDIRECTLY
    BY THE FUND AS A RESULT OF THE UNINVESTED CASH IN A FUND MANAGED BY NEUBERGER BERMAN MANAGEMENT LLC OR AN AFFILIATE.


         6 Advisers Management Trust International Portfolio (Class S)

INVESTMENT MANAGER
[GRAPHIC OMITTED]




Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $165 billion in total assets (as of 12/31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 1.13% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.



PORTFOLIO MANAGER
BENJAMIN SEGAL is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman, LLC. Mr. Segal joined the firm in 1999 and has been the Portfolio Manager since November 2003. Prior to that he was a co-Portfolio Manager since 2000. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.


         7 Advisers Management Trust International Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance since its inception.



                         Year Ended December 31,                               2005(1)        2006      2007       2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                            Share price (NAV) at beginning of year              10.00        11.68     14.29       13.61
 PLUS:                      Income from investment operations
                            Net investment income                                0.07         0.10      0.13        0.32
                            Net gains/losses - realized and unrealized           1.67         2.64      0.30       (6.64)
                            Subtotal: income from investment operations          1.74         2.74      0.43       (6.32)
                            Redemption fees                                      0.01            -         -           -
 MINUS:                     Distributions to shareholders
                            Income dividends                                     0.01         0.03      0.24           -
                            Capital gain distributions                           0.06         0.10      0.87           -
                            Subtotal: distributions to shareholders              0.07         0.13      1.11           -
 EQUALS:                    Share Price (NAV) at end of year                    11.68        14.29     13.61        7.29

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income (loss), as they actually are as well as how they would have been if
 certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                              1.50(4)      1.50      1.50        1.53
 Gross expenses(2)                                                                  5.84(4)      1.67      1.53        1.59
 Expenses(3)                                                                        1.51(4)      1.50      1.51        1.53
 Net investment income - actual                                                     0.91(4)      0.75      0.85        2.78

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
 The turnover rate reflects how actively the fund bought and sold securities.
 Total return (%)(5)(6)                                                            17.50(7)     23.45      3.21      (46.44)
 Net assets at end of year (in millions of dollars)                                 12.6        338.6     653.7       246.9
 Portfolio turnover rate (%)                                                          29(7)        39        43         149



THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).


THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) PERIOD FROM 4/29/05 (BEGINNING OF OPERATIONS) TO 12/31/05.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF INVESTMENT MANAGEMENT FEE.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(4) ANNUALIZED.


(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT REIMBURSED CERTAIN EXPENSES AND/OR WAIVED A PORTION OF INVESTMENT MANAGEMENT FEES.


(6) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.

(7) NOT ANNUALIZED.

         8 Advisers Management Trust International Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. The Fund is closed to new participating life insurance companies and qualified pension and retirement plans, and is only offered to life insurance companies and qualified plans that participated in the Fund since July 31, 2006. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


To further discourage excessive trading, if a shareholder sells shares of the Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions: the Fund may not impose the fee on a redemption or exchange of shares acquired by reinvestment of dividends or other distributions of the Fund; redemptions that are part of scheduled and systematic redemptions; redemptions due to the movement of funds at annuitization of a variable product contract; redemptions resulting from the death of a contract holder; and otherwise as determined by the Fund in its sole discretion.

Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners



                               9 Your Investment
or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY,



                               10 Your Investment

THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.




--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.



                               11 Your Investment

OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


CLASS S SHARES OF THE FUND HAVE A DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ALSO KNOWN AS A "12B-1 PLAN") THAT PROVIDES FOR PAYMENT TO NEUBERGER BERMAN MANAGEMENT LLC OF A FEE IN THE AMOUNT OF 0.25% ("12B-1 FEE") PER YEAR OF THE FUND'S ASSETS. THE 12B-1 FEE COMPENSATES NEUBERGER BERMAN MANAGEMENT LLC FOR DISTRIBUTION AND SHAREHOLDER SERVICES TO THE FUND. BECAUSE THESE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND OVER TIME MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES (WHICH THE FUND DOES NOT HAVE).



                               12 Your Investment

NEUBERGER BERMAN MANAGEMENT LLC MAY, IN TURN, PAY ALL OR A PORTION OF THE PROCEEDS FROM THE 12B-1 FEE TO INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS THAT INVEST IN THE FUND THROUGH THE INTERMEDIARIES. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. PAYMENT FOR THESE SERVICES MAY HELP PROMOTE THE SALE OF THE FUND'S SHARES. NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO USE ITS OWN RESOURCES, INCLUDING REVENUES FROM OTHER FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN THE DISTRIBUTION OF THE FUND'S SHARES. AMOUNTS PAID TO INTERMEDIARIES MAY BE GREATER OR LESS THAN THE 12B-1 FEE PAID TO NEUBERGER BERMAN MANAGEMENT LLC UNDER THE DISTRIBUTION AND SHAREHOLDER SERVICES PLAN. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.




--   REDEMPTION FEE
If you sell your shares of the Fund or exchange them for shares of another fund within 60 days or less of purchase, you will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to deter potential abusive short-term trading or market-timing activities in the Fund and to offset costs associated with such trading or activity, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The Fund will waive the redemption fee for certain types of transactions, such as scheduled and systematic redemptions; redemptions due to the movement of funds at annuitization of a variable product contract; redemptions resulting from the death of a contractholder; and otherwise as determined by the Fund in its sole discretion.



--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               13 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
INTERNATIONAL PORTFOLIO (CLASS S) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      A0070 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
International Large Cap Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
International Large Cap Portfolio.............................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................11


Share Prices.................................................................12

Fund Structure...............................................................13

Distributions and Taxes......................................................13


Redemption Fee...............................................................15

Portfolio Holdings Policy....................................................15



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
-- normally invests at least 80% of its respective net assets, plus the amount of any borrowings for investment purposes, in large-cap companies


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

International Large Cap Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF
FOREIGN COMPANIES.

To pursue this goal, the Fund invests mainly in large-capitalization foreign companies, including companies in developed and emerging industrialized markets. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks of large-capitalization companies. The Fund currently defines large-capitalization companies as those with a market capitalization greater than $2.5 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer no longer meets the market capitalization of $2.5 billion. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Managers look for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.


The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.


The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large-capitalization companies without providing shareholders at least 60 days' advance notice.


[GRAPHIC OMITTED]



  FOREIGN STOCKS

THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.


[GRAPHIC OMITTED]



  GROWTH AND VALUE INVESTING

THE FUND USES A BLEND OF GROWTH AND VALUE STRATEGIES. VALUE INVESTORS SEEK STOCKS TRADING AT BELOW MARKET AVERAGE PRICES BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES BEFORE OTHER INVESTORS DISCOVER THEIR WORTH. GROWTH INVESTORS SEEK COMPANIES THAT ARE ALREADY SUCCESSFUL BUT MAY NOT HAVE REACHED THEIR FULL POTENTIAL.

    2 Advisers Management Trust International Large Cap Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The Fund could also underperform if the Portfolio Managers invest in countries or sectors whose economic performance falls short.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage". If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, some investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This could be harmful to long-term shareholders.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

At times, larger capitalization stocks may lag other types of stocks in performance, which could cause a fund holding these stocks to perform worse than certain other funds over a given time period. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several


    3 Advisers Management Trust International Large Cap Portfolio (Class S) industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. THE FUND MAY USE DERIVATIVES FOR HEDGING AND FOR SPECULATION. HEDGING COULD REDUCE THE FUND'S LOSSES FROM CURRENCY FLUCTUATIONS, BUT COULD ALSO REDUCE ITS GAINS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS. A DERIVATIVE INSTRUMENT, WHETHER USED FOR HEDGING OR SPECULATION, COULD FAIL TO PERFORM AS EXPECTED, CAUSING A LOSS FOR THE FUND.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL, OR OTHER CONDITIONS OR IT RECEIVES LARGE CASH INFLOWS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


    4 Advisers Management Trust International Large Cap Portfolio (Class S)

PERFORMANCE OF A SIMILAR FUND
[GRAPHIC OMITTED]




The Fund had not commenced investment operations as of December 31, 2008 and therefore does not have a full calendar year of performance. However, the Fund has an investment objective, policies, limitations, and strategies substantially similar to those of, and the same portfolio managers as, another mutual fund managed by Neuberger Berman Management LLC called the Neuberger Berman International Large Cap Fund, a series of Neuberger Berman Equity Funds.

Thus, the table and the chart below provide an indication of the risks of investing in the Fund by comparing the performance of the Neuberger Berman International Large Cap Fund to that of a broad measure of market performance. The following table shows average annual total returns for the Neuberger Berman International Large Cap Fund, assuming reinvestment of all distributions, as well as the MSCI EAFE Index, which is pertinent to the Neuberger Berman International Large Cap Fund. The investor expenses of Neuberger Berman Interntional Large Cap Fund are lower than those of the Fund and thus its performance would typically be higher than the Fund. This performance information does not reflect insurance product or qualified plan expenses or distribution (12b-1) and services fees. If such information were reflected, returns would be less than those shown.


     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q2 '07, 8.65%
     WORST QUARTER: Q3 '08, -22.23%





     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                                              Since
                                            Inception
                               1 Year       8/01/2006
 NEUBERGER BERMAN
 INTERNATIONAL LARGE CAP
FUND
 - TRUST CLASS                -43.23         -13.43
 MSCI EAFE Index              -43.06         -12.56
 INDEX DESCRIPTION:
 The MSCI EAFE Index is an unmanaged index of stocks from
 Europe, Australasia, and the Far East.


[GRAPHIC OMITTED]



  PERFORMANCE INFORMATION


THE PERFORMANCE OF NEUBERGER BERMAN INTERNATIONAL LARGE CAP FUND REFLECTS THAT FUND'S EXPENSE RATIO, AND DOES NOT REFLECT ANY EXPENSES OR CHARGES THAT APPLY TO VARIABLE CONTRACTS, QUALIFIED PLANS, OR DISTRIBUTION (12B-1) AND SERVICE FEES. INSURANCE EXPENSES AND CHARGES AND DISTRIBUTION (12B-1) AND SERVICE FEES WOULD REDUCE PERFORMANCE. ALTHOUGH THE OBJECTIVE, POLICIES, LIMITATIONS AND STRATEGIES OF THE FUND ARE SUBSTANTIALLY SIMILAR TO THAT OF NEUBERGER BERMAN INTERNATIONAL LARGE CAP FUND, THE FUND IS A DISTINCT MUTUAL FUND AND MAY HAVE DIFFERENT INVESTMENT RETURNS, PORTFOLIO HOLDINGS, AND RISK/RETURN



    5 Advisers Management Trust International Large Cap Portfolio (Class S)

CHARACTERISTICS THAN NEUBERGER BERMAN INTERNATIONAL LARGE CAP FUND. THE HISTORICAL PERFORMANCE OF NEUBERGER BERMAN INTERNATIONAL LARGE CAP FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE OF THE FUND.

THE PERFORMANCE REPRESENTATION RELIES ON DATA SUPPLIED BY NEUBERGER BERMAN MANAGEMENT LLC OR DERIVED BY NEUBERGER BERMAN MANAGEMENT LLC FROM STATISTICAL SERVICES, REPORTS OR OTHER SOURCES IT BELIEVES TO BE RELIABLE.



    6 Advisers Management Trust International Large Cap Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying shares, but charges a redemption fee of 2.00% when you sell or exchange shares held for 60 days or less. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE


 SHAREHOLDER FEES
 (% of amount redeemed        N/A
  or exchanged)

-------------------------
 These are deducted directly from your
investment.
 Redemption Fee*              2.00

-------------------------
 ANNUAL FUND OPERATING EXPENSES
 (% of average net assets)
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.85
 Distribution (12b-1)         0.25
  fees
 Other expenses***            0.82

-------------------------
 Total annual operating       1.92
  expenses

-------------------------
 Minus: Expense               0.62
  reimbursement

-------------------------
 Net expenses****             1.30


     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Actual performance and expenses may be higher or lower.



                  1 Year        3 Years
 Expenses        $132          $412

* THIS FEE IS CHARGED ON INVESTMENTS HELD 60 DAYS OR LESS, WHETHER FUND SHARES ARE REDEEMED OR EXCHANGED FOR SHARES OF ANOTHER FUND. SEE "REDEMPTION FEE" FOR MORE INFORMATION.

** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

*** "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR
    AND ESTIMATED NET ASSETS OF $25,000,000.


**** NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY AGREED TO FORGO
     CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF CLASS S OF THE FUND THROUGH DECEMBER 31, 2012, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF CLASS S OF THE FUND ARE LIMITED TO 1.30% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSION AND TRANSACTION COSTS, AND EXTRAORDINARY EXPENSES; CONSEQUENTLY, NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS AGREED THAT CLASS S WILL REPAY NBM FOR FEES AND EXPENSES FORGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 1.30% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. AT ITS DISCRETION, NBM MAY ALSO VOLUNTARILY WAIVE CERTAIN FEES OF THE FUND.



    7 Advisers Management Trust International Large Cap Portfolio (Class S)

INVESTMENT MANAGER
[GRAPHIC OMITTED]



Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/
31/2008) and continue an asset management history that began in 1939. The Fund will pay the Manager fees at the annual rate of 0.55% of the first $250 million, 0.525% of the next $250 million, 0.500% of the next $250 million, 0.475% of the next $250 million, 0.450% of the next $500 million, 0.425% of the next $2.5 billion, and 0.400% of amounts in excess of $4 billion of the Fund's average daily net assets for investment management services and 0.30% of its average daily net assets for administrative services provided to the Fund.


A discussion regarding the basis of the Board of Trustee's approval of the investment advisory and sub-advisory agreements will be in the Fund's shareholder report, when available.

    8 Advisers Management Trust International Large Cap Portfolio (Class S)

PORTFOLIO MANAGER
BENJAMIN SEGAL is a Vice President of Neuberger Berman Management LLC and Managing Director of Neuberger Berman, LLC. Mr. Segal joined the firms in 1999 and has been the Portfolio Manager of the Fund since its inception in 2006. He has been a Portfolio Manager at Neuberger Berman Management LLC since 2000, with responsibility for other mutual funds advised by the Manager.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.


    9 Advisers Management Trust International Large Cap Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



When this prospectus was prepared, the Fund was new and had no financial highlights to report.


    10 Advisers Management Trust International Large Cap Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


To further discourage excessive trading, if a shareholder sells shares of the Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions: the Fund may not impose the fee on a redemption or exchange of shares acquired by reinvestment of dividends or other distributions of the Fund; redemptions that are part of scheduled and systematic redemptions; redemptions due to the movement of funds at annuitization of a variable product contract; redemptions resulting from the death of a contract holder; and otherwise as determined by the Fund in its sole discretion.

Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the




                               11 Your Investment

Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance -- and to qualified plans, groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
Because Fund shares do not have a sales charge, the price you pay for each share of the Fund is the Fund's net asset value per share. Unless a redemption fee is applied, the Fund pays the shareholder the full share price when the shareholder sells shares. The Fund imposes a redemption fee on sales or exchanges of Fund shares held 60 days or less (see "Redemption Fee").

The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS


THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.

IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A



                               12 Your Investment

MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY ITS BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.


THE USE OF FAIR VALUE ESTIMATES COULD THEREFORE AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON NEUBERGER BERMAN MANAGEMENT LLC'S JUDGMENT, ESTIMATES FROM VENDORS, AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE
While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.




--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult the prospectus for your variable contract or your tax professional for information regarding taxes applicable to the variable contract. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.



                               13 Your Investment

OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


CLASS S SHARES OF THE FUND HAVE A DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ALSO KNOWN AS A "12B-1 PLAN") THAT PROVIDES FOR PAYMENT TO NEUBERGER BERMAN MANAGEMENT LLC OF A FEE IN THE AMOUNT OF 0.25% ("12B-1 FEE") PER YEAR OF THE FUND'S ASSETS. THE 12B-1 FEE COMPENSATES NEUBERGER BERMAN MANAGEMENT LLC FOR DISTRIBUTION AND SHAREHOLDER SERVICES TO THE FUND. BECAUSE THESE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND OVER TIME MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES (WHICH THE FUND DOES NOT HAVE).

NEUBERGER BERMAN MANAGEMENT LLC MAY, IN TURN, PAY ALL OR A PORTION OF THE PROCEEDS FROM THE 12B-1 FEE TO INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS THAT INVEST IN THE FUND THROUGH THE INTERMEDIARIES. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. PAYMENT FOR THESE SERVICES MAY HELP PROMOTE THE SALE OF THE FUND'S SHARES. NEUBERGER



                               14 Your Investment

BERMAN MANAGEMENT LLC MAY ALSO USE ITS OWN RESOURCES, INCLUDING REVENUES FROM OTHER FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN THE DISTRIBUTION OF THE FUND'S SHARES. AMOUNTS PAID TO INTERMEDIARIES MAY BE GREATER OR LESS THAN THE 12B-1 FEE PAID TO NEUBERGER BERMAN MANAGEMENT LLC UNDER THE DISTRIBUTION AND SHAREHOLDER SERVICES PLAN. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.




--   REDEMPTION FEE
If you sell your shares of the Fund or exchange them for shares of another fund within 60 days or less of purchase, you will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to deter potential abusive short-term trading or market-timing activities in the Fund and to offset costs associated with such trading or activity, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The Fund will waive the redemption fee for certain types of transactions, such as scheduled and systematic redemptions; redemptions due to the movement of funds at annuitization of a variable product contract; redemptions resulting from the death of a contractholder; and otherwise as determined by the Fund in its sole discretion.



--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               15 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
INTERNATIONAL LARGE CAP PORTFOLIO (CLASS S) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      G0384 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Mid-Cap Growth Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST

Mid-Cap Growth Portfolio (Class I)............................................2


YOUR INVESTMENT
Buying and Selling Fund Shares................................................9

Share Prices.................................................................10

Fund Structure...............................................................11

Distributions and Taxes......................................................11


Portfolio Holdings Policy....................................................13



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
-- normally invests at least 80% of its respective net assets, plus the amount of any borrowings for investment purpose, in mid-capitalization companies.



THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Mid-Cap Growth Portfolio (Class I)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.


To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The market capitalization range of the Russell Midcap Index will fluctuate with changes in market conditions and changes in composition of the Index. As of December 31, 2008, the market capitalization range of the Russell Midcap Index was approximately between $24 million and $14.5 billion. The Fund may continue to hold or add to a position in a stock after the issuer is no longer in the capitalization range of the Russell Midcap Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.


The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the Portfolio Manager looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as:

--  financial condition (such as debt to equity ratio)
--  market share and competitive leadership of the company's products
--  earnings growth relative to competitors
-- market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-capitalization companies without providing shareholders at least 60 days' advance notice.


[GRAPHIC OMITTED]



  MID-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.


[GRAPHIC OMITTED]



  GROWTH INVESTING

FOR GROWTH INVESTORS, THE AIM IS TO INVEST IN COMPANIES THAT ARE ALREADY SUCCESSFUL BUT COULD BE EVEN MORE SO. OFTEN, THESE STOCKS ARE IN EMERGING OR RAPIDLY GROWING INDUSTRIES. ACCORDINGLY, THE FUND AT TIMES MAY INVEST A GREATER PORTION OF ITS ASSETS IN PARTICULAR INDUSTRIES OR SECTORS THAN OTHER FUNDS DO.

WHILE MOST GROWTH STOCKS ARE KNOWN TO INVESTORS, THEY MAY NOT YET HAVE REACHED THEIR FULL POTENTIAL. THE GROWTH INVESTOR LOOKS FOR INDICATIONS OF CONTINUED SUCCESS.

         2 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.


In addition, investing in thinly-traded securities, such as certain securities of mid- or small-capitalization companies, may also involve a greater risk of excessive trading due to potential arbitrage opportunities. For example, to the extent that a Fund's net asset value does not immediately reflect changes in market conditions or the true market value of these securities, an investor may seek to benefit from the pricing differences caused by this delay. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to potential arbitrage opportunities and other potential pricing discrepancies.



         3 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

         4 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q4 '99, 48.62%

     WORST QUARTER: Q3 '01, -27.68%




     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                              1 Year      5 Years      10 Years
 MID-CAP GROWTH
 PORTFOLIO (CLASS I)         -43.37        1.04         0.22
 Russell Midcap Growth
 Index                       -44.32       -2.33         -0.19
 Russell Midcap Index        -41.46       -0.71         3.18
 INDEX DESCRIPTIONS:
 The Russell Midcap Growth Index is an unmanaged index of
 U.S. mid-cap growth stocks.
 The Russell Midcap Index is an unmanaged index of U.S. mid-
 cap stocks.


[GRAPHIC OMITTED]



  PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES BROAD-BASED INDICES OF THE U.S. MID-CAP EQUITY MARKET AND OF THE PORTION OF THAT MARKET THE FUND FOCUSES ON. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDICES DO NOT INCLUDE COSTS OF INVESTMENT.

         5 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.83
 Distribution (12b-1)         N/A
  fees
 Other expenses               0.09

-------------------------
 Total annual operating       0.92
  expenses



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $94        $293        $509        $1,131



*NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY UNDERTAKEN TO LIMIT THE EXPENSES OF I CLASS SHARES THROUGH DECEMBER 31, 2012 BY REIMBURSING THE FUND FOR ITS TOTAL OPERATING EXPENSES, EXCLUDING COMPENSATION TO NBM, TAXES, INTEREST, EXTRAORDINARY EXPENSES, TRANSACTION COSTS AND BROKERAGE COMMISSIONS, THAT EXCEED, IN THE AGGREGATE, 1.00% PER ANNUM OF THE CLASS'S AVERAGE DAILY NET ASSET VALUE. BECAUSE OF THE EXCLUSION, THE FUND'S NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS IN TURN CONTRACTUALLY UNDERTAKEN TO REPAY NBM FROM I CLASS ASSETS FOR THE EXCESS OPERATING EXPENSES BORNE BY NBM, SO LONG AS THE CLASS'S ANNUAL OPERATING EXPENSES DURING THAT PERIOD (EXCLUSIVE OF THE COMPENSATION TO NBM, TAXES, INTEREST, EXTRAORDINARY EXPENSES AND BROKERAGE COMMISSIONS) DOES NOT EXCEED 1.00% PER YEAR OF THE CLASS'S AVERAGE DAILY NET ASSETS, AND FURTHER PROVIDED THAT THE REIMBURSEMENTS ARE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


**"MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager,

administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related


         6 Advisers Management Trust Mid-Cap Growth Portfolio (Class I) services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/ 31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.83% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGER

KENNETH J. TUREK, a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985. Mr. Turek has managed the Fund since January 2003.


Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

         7 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                        Year Ended December 31,                            2004       2005       2006       2007       2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
                          Share price (NAV) at beginning of year           15.33      17.83      20.28      23.26      28.50
 PLUS:                    Income from investment operations
                          Net investment loss                              (0.07)     (0.07)     (0.02)     (0.05)     (0.12)
                          Net gains/losses - realized and unrealized        2.57       2.52       3.00       5.29     (12.24)
                          Subtotal: income from investment operations       2.50       2.45       2.98       5.24     (12.36)
 MINUS:                   Distributions to shareholders
                          Capital gain distributions                           -          -          -          -          -
                          Subtotal: distributions to shareholders              -          -          -          -          -
 EQUALS:                  Share price (NAV) at end of year                 17.83      20.28      23.26      28.50      16.14

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment loss, as they actually are as well as how they would have been if certain expense waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                      0.90       0.91       0.90       0.88       0.92
 Gross expenses(1)                                                          0.90       0.92       0.90       0.88       0.92
 Expenses(2)                                                                0.92       0.92       0.90       0.88       0.92
 Net investment loss - actual                                              (0.45)     (0.36)     (0.10)     (0.20)     (0.51)

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the Fund bought and sold securities.
 Total return(%)(3)(4)                                                     16.31      13.74      14.69      22.53     (43.37)
 Net assets at end of year (in millions of dollars)                        543.3      622.0      668.1      819.0      345.1
 Portfolio turnover rate (%)                                                  92         64         48         56         62


THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO WAIVER OF INVESTMENT MANAGEMENT FEE.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT WAIVED CERTAIN EXPENSES.


         8 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               9 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               10 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class I shares of the Fund.



--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment


                               11 Your Investment
company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


THE FUND HAS A NON-FEE DISTRIBUTION PLAN THAT RECOGNIZES THAT NEUBERGER BERMAN MANAGEMENT LLC MAY USE ITS OWN RESOURCES, INCLUDING REVENUES FROM FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN DISTRIBUTION OF FUND SHARES.

NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO PAY INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE



                               12 Your Investment

INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.


NEUBERGER BERMAN MANAGEMENT LLC DOES NOT RECEIVE ANY SEPARATE FEES FROM THE FUND FOR MAKING THESE PAYMENTS.




--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               13 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MID-CAP GROWTH PORTFOLIO (CLASS I) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      A0067 05/09 SEC file number: 811-4255


[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Mid-Cap Growth Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST

Mid-Cap Growth Portfolio (Class S)............................................2


YOUR INVESTMENT
Buying and Selling Fund Shares................................................9

Share Prices.................................................................10

Fund Structure...............................................................11

Distributions and Taxes......................................................11


Portfolio Holdings Policy....................................................13



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
-- normally invests at least 80% of its respective net assets, plus the amount of any borrowings for investment purpose, in mid-capitalization companies.



THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Mid-Cap Growth Portfolio (Class S)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.


To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The market capitalization range of the Russell Midcap Index will fluctuate with changes in market conditions and changes in composition of the Index. As of December 31, 2008, the market capitalization range of the Russell Midcap Index was approximately between $24 million and $14.5 billion. The Fund may continue to hold or add to a position in a stock after the issuer is no longer in the capitalization range of the Russell Midcap Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.


The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the Portfolio Manager looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Manager analyzes such factors as:

--  financial condition (such as debt to equity ratio)
--  market share and competitive leadership of the company's products
--  earnings growth relative to competitors
-- market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-capitalization companies without providing shareholders at least 60 days' advance notice.


[GRAPHIC OMITTED]



  MID-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.


[GRAPHIC OMITTED]



  GROWTH INVESTING

FOR GROWTH INVESTORS, THE AIM IS TO INVEST IN COMPANIES THAT ARE ALREADY SUCCESSFUL BUT COULD BE EVEN MORE SO. OFTEN, THESE STOCKS ARE IN EMERGING OR RAPIDLY GROWING INDUSTRIES. ACCORDINGLY, THE FUND AT TIMES MAY INVEST A GREATER PORTION OF ITS ASSETS IN PARTICULAR INDUSTRIES OR SECTORS THAN OTHER FUNDS DO.

WHILE MOST GROWTH STOCKS ARE KNOWN TO INVESTORS, THEY MAY NOT YET HAVE REACHED THEIR FULL POTENTIAL. THE GROWTH INVESTOR LOOKS FOR INDICATIONS OF CONTINUED SUCCESS.

         2 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.


In addition, investing in thinly-traded securities, such as certain securities of mid- or small-capitalization companies, may also involve a greater risk of excessive trading due to potential arbitrage opportunities. For example, to the extent that a Fund's net asset value does not immediately reflect changes in market conditions or the true market value of these securities, an investor may seek to benefit from the pricing differences caused by this delay. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to potential arbitrage opportunities and other potential pricing discrepancies.



         3 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

         4 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q4 '99, 48.62%

     WORST QUARTER: Q3 '01, -27.68%





     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008*





                              1 Year      5 Years      10 Years
 MID-CAP GROWTH
 PORTFOLIO (CLASS S)         -43.51        0.79         0.07
 Russell Midcap Growth
 Index                       -44.32       -2.33         -0.19
 Russell Midcap Index        -41.46       -0.71         3.18
 INDEX DESCRIPTIONS:
 The Russell Midcap Growth Index is an unmanaged index of
 U.S. mid-cap growth stocks.
 The Russell Midcap Index is an unmanaged index of U.S. mid-
 cap stocks.



* BECAUSE CLASS S SHARES OF THE FUND COMMENCED OPERATIONS ON FEBRUARY 18, 2003, PERFORMANCE FROM THE BEGINNING OF THE MEASUREMENT PERIOD SHOWN ABOVE TO 2/18/2003 IS THAT OF THE FUND'S CLASS I SHARES. CLASS S SHARES WOULD HAVE SUBSTANTIALLY SIMILAR PERFORMANCE AS CLASS I SHARES BECAUSE THE CLASSES WOULD BE INVESTED IN THE SAME PORTFOLIO SECURITIES. ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT CLASS I SHARES AND CLASS S SHARES HAVE DIFFERENT EXPENSES. CLASS S SHARES ARE SOLD WITH A DISTRIBUTION AND SERVICE (12B-1) FEE OF 0.25% AND THEREFORE ITS PERFORMANCE WOULD BE SLIGHTLY LOWER THAN THAT OF THE CLASS I SHARES.



[GRAPHIC OMITTED]



  PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES BROAD-BASED INDICES OF THE U.S. MID-CAP EQUITY MARKET AND OF THE PORTION OF THAT MARKET THE FUND FOCUSES ON. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDICES DO NOT INCLUDE COSTS OF INVESTMENT.

         5 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.83
 Distribution (12b-1)         0.25
  fees
 Other expenses               0.10

-------------------------
 Total annual operating       1.18
  expenses



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $120       $375        $649        $1,432



*NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY UNDERTAKEN TO LIMIT THE EXPENSES OF S CLASS SHARES THROUGH DECEMBER 31, 2012 BY REIMBURSING THE FUND FOR ITS TOTAL OPERATING EXPENSES, INCLUDING COMPENSATION TO NBM, BUT EXCLUDING TAXES, INTEREST, EXTRAORDINARY EXPENSES, TRANSACTION COSTS AND BROKERAGE COMMISSIONS, THAT EXCEED, IN THE AGGREGATE, 1.25% PER ANNUM OF THE CLASS'S AVERAGE DAILY NET ASSET VALUE. BECAUSE OF THE EXCLUSION, THE FUND'S NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS IN TURN CONTRACTUALLY UNDERTAKEN TO REPAY NBM FROM S CLASS ASSETS FOR THE EXCESS OPERATING EXPENSES BORNE BY NBM, SO LONG AS THE CLASS'S ANNUAL OPERATING EXPENSES DURING THAT PERIOD (EXCLUSIVE OF TAXES, INTEREST, EXTRAORDINARY EXPENSES AND BROKERAGE COMMISSIONS) DOES NOT EXCEED 1.25% PER YEAR OF THE CLASS'S AVERAGE DAILY NET ASSETS, AND FURTHER PROVIDED THAT THE REIMBURSEMENTS ARE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


**"MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager,

administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related


         6 Advisers Management Trust Mid-Cap Growth Portfolio (Class S) services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/ 31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.83% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGER

KENNETH J. TUREK, a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985. Mr. Turek has managed the Fund since January 2003.


Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

         7 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                        Year Ended December 31,                            2004       2005       2006       2007       2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                          Share price (NAV) at beginning of year           15.28      17.73      20.11      23.02      28.13
 PLUS:                    Income from investment operations
                          Net investment loss                              (0.11)     (0.11)     (0.08)     (0.12)     (0.17)
                          Net gains/losses - realized and unrealized        2.56       2.49       2.99       5.23     (12.07)
                          Subtotal: income from investment operations       2.45       2.38       2.91       5.11     (12.24)
 EQUALS:                  Share price (NAV) at end of year                 17.73      20.11      23.02      28.13      15.89

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment loss, as they actually are as well as how they would have been if certain
 expense waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                      1.15       1.16       1.15       1.13       1.17
 Gross expenses(1)                                                          1.16       1.17       1.15       1.13       1.17
 Expenses(2)                                                                1.17       1.18       1.15       1.14       1.18
 Net investment loss - actual                                              (0.70)     (0.61)     (0.36)     (0.47)     (0.77)

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over the period, assuming all distributions were reinvested.
 The turnover rate reflects how actively the fund bought and sold securities.
 Total return(%)(3)(4)                                                     16.03      13.42      14.47      22.20     (43.51)
 Net assets at end of year (in millions of dollars)                         15.0       22.8       35.6       68.9       38.7
 Portfolio turnover rate (%)                                                  92         64         48         56         62


THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO WAIVER OF INVESTMENT MANAGEMENT FEE.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.

(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT WAIVED CERTAIN EXPENSES.


         8 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               9 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               10 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class S shares of the Fund.



--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment


                               11 Your Investment
company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


CLASS S SHARES OF THE FUND HAVE A DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ALSO KNOWN AS A "12B-1 PLAN") THAT PROVIDES FOR PAYMENT TO NEUBERGER BERMAN MANAGEMENT LLC OF A FEE IN THE AMOUNT OF 0.25% ("12B-1 FEE") PER YEAR OF THE FUND'S ASSETS. THE 12B-1 FEE COMPENSATES NEUBERGER BERMAN MANAGEMENT LLC FOR DISTRIBUTION AND SHAREHOLDER SERVICES TO THE FUND. BECAUSE THESE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND OVER TIME MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES (WHICH THE FUND DOES NOT HAVE).

NEUBERGER BERMAN MANAGEMENT LLC MAY, IN TURN, PAY ALL OR A PORTION OF THE PROCEEDS FROM THE 12B-1 FEE TO INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS THAT INVEST IN THE FUND THROUGH THE INTERMEDIARIES. THESE SERVICES MAY



                               12 Your Investment

INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. PAYMENT FOR THESE SERVICES MAY HELP PROMOTE THE SALE OF THE FUND'S SHARES. NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO USE ITS OWN RESOURCES, INCLUDING REVENUES FROM OTHER FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN THE DISTRIBUTION OF THE FUND'S SHARES. AMOUNTS PAID TO INTERMEDIARIES MAY BE GREATER OR LESS THAN THE 12B-1 FEE PAID TO NEUBERGER BERMAN MANAGEMENT LLC UNDER THE DISTRIBUTION AND SHAREHOLDER SERVICES PLAN. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.




--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.



                               13 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MID-CAP GROWTH PORTFOLIO (CLASS S) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      C0423 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Partners Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Partners Portfolio............................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares................................................9

Share Prices.................................................................10

Fund Structure...............................................................11

Distributions and Taxes......................................................11

Portfolio Holdings Policy....................................................13



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Partners Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include:

--  historical low valuation
-- strong fundamentals, such as a company's financial, operational, and competitive positions
--  relatively high operating profit margins and returns.

The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive. While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  MID- AND LARGE-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY PERFORMED MORE LIKE SMALL-CAPS THAN LIKE LARGE-CAPS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER ATTRACTIVE LONG-TERM RETURNS.

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. COMPARED TO MID-CAP COMPANIES, THEY MAY BE LESS RESPONSIVE TO CHANGE, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF MID-CAP COMPANIES, OFTEN WITH LOWER VOLATILITY.


[GRAPHIC OMITTED]



  FOREIGN STOCKS

THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.


[GRAPHIC OMITTED]



  VALUE INVESTING

AT ANY GIVEN TIME, THERE ARE COMPANIES WHOSE STOCK PRICES, WHETHER BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES, DO NOT REFLECT THEIR FULL ECONOMIC OPPORTUNITIES. THIS HAPPENS WHEN INVESTORS UNDER-APPRECIATE THE BUSINESS POTENTIAL OF THESE COMPANIES, OR ARE DISTRACTED BY TRANSIENT OR NON-FUNDAMENTAL ISSUES. THE VALUE INVESTOR EXAMINES THESE COMPANIES, SEARCHING FOR THOSE THAT MAY RISE IN PRICE WHEN OTHER INVESTORS REALIZE THEIR WORTH.

            2 Advisers Management Trust Partners Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

The Fund's value investing approach may dictate an emphasis on certain sectors of the market at any given time. To the extent the Fund invests more heavily in one economic sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.


In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage". If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. Similar arbitrage opportunities may occur in a Fund which invests in thinly-traded securities, such as the securities of certain mid- or small-capitalization companies. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to such arbitrage opportunties and other potential pricing discrepancies.


Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.


            3 Advisers Management Trust Partners Portfolio (Class I)

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund's performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

            4 Advisers Management Trust Partners Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q2 '03, 19.82%
     WORST QUARTER: Q4 '08, -33.46%






     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                             1 Year     5 Years     10 Years
 PARTNERS PORTFOLIO         -52.39      -3.88        -1.23
 Russell 1000 Value Index   -36.85      -0.79        1.36
 S&P 500 Index              -37.00      -2.19        -1.38
  INDEX DESCRIPTIONS:
  The Russell 1000 Value Index is an unmanaged index of U.S.
  mid- and large-cap value stocks.
  The S&P 500 Index is an unmanaged index of U.S. stocks.


[GRAPHIC OMITTED]



  PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES BROAD-BASED INDICES OF THE ENTIRE U.S. EQUITY MARKET AND OF THE PORTION OF THE MARKET THE FUND FOCUSES ON. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDICES DO NOT INCLUDE COSTS OF INVESTMENT.

            5 Advisers Management Trust Partners Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.84
 Distribution (12b-1)         N/A
  fees
 Other expenses               0.11

-------------------------
 Total annual operating       0.95
  expenses



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $97        $303        $525        $1,166



*NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY UNDERTAKEN TO LIMIT THE FUND'S EXPENSES THROUGH DECEMBER 31, 2012 BY REIMBURSING THE FUND FOR ITS TOTAL OPERATING EXPENSES (EXCLUDING THE COMPENSATION OF NBM, TAXES, INTEREST, EXTRAORDINARY EXPENSES, BROKERAGE COMMISSIONS AND TRANSACTION COSTS) THAT EXCEED, IN THE AGGREGATE, 1.00% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSET VALUE. BECAUSE OF THE EXCLUSION, THE FUND'S NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS CONTRACTUALLY UNDERTAKEN TO REIMBURSE NBM FOR THE EXCESS EXPENSES PAID BY NBM, PROVIDED THE REIMBURSEMENTS DO NOT CAUSE TOTAL OPERATING EXPENSES (EXCLUSIVE OF THE COMPENSATION OF NBM, TAXES, INTEREST, BROKERAGE COMMISSIONS, TRANSACTION COSTS AND EXTRAORDINARY EXPENSES) TO EXCEED AN ANNUAL RATE OF 1.00%, AND THE REIMBURSEMENTS ARE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


**"MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager,

administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related


            6 Advisers Management Trust Partners Portfolio (Class I) services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/ 31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.84% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGER

S. BASU MULLICK is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He has been a fund manager at Neuberger Berman Management LLC and has managed the Fund since 1998.


Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

            7 Advisers Management Trust Partners Portfolio (Class I)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                         Year Ended December 31,                              2004      2005      2006      2007        2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
                            Share price (NAV) at beginning of year           15.40     18.32     21.41     21.16        20.76
 PLUS:                      Income from investment operations
                            Net investment income                             0.17      0.14      0.12      0.07         0.08
                            Net gains/losses - realized and unrealized        2.75      3.15      2.33      1.95       (10.78)
                            Subtotal: income from investment operations       2.92      3.29      2.45      2.02       (10.70)
 MINUS:                     Distributions to shareholders
                            Income dividends                                  0.00      0.19      0.16      0.15         0.09
                            Capital gain distributions                           -      0.01      2.54      2.27         2.86
                            Subtotal: distributions to shareholders           0.00      0.20      2.70      2.42         2.95
 EQUALS:                    Share price (NAV) at end of year                 18.32     21.41     21.16     20.76         7.11

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain
 expense waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                        0.89      0.89      0.91      0.90         0.94
 Gross expenses (1)                                                           0.90      0.89      0.91      0.90         0.94
 Expenses(2)                                                                  0.91      0.90      0.91      0.91         0.95
 Net investment income - actual                                               1.05      0.70      0.57      0.33         0.53

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the Fund bought and sold securities.
 Total return (%)(3)(4)                                                      18.98     18.04     12.24      9.28       (52.37)
 Net assets at end of year (in millions of dollars)                          589.8     732.0     631.2     526.7        217.9
 Portfolio turnover rate (%)                                                    71        58        36        43           38


THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO WAIVER OF INVESTMENT MANAGEMENT FEE.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT WAIVED CERTAIN EXPENSES.


            8 Advisers Management Trust Partners Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               9 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               10 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.




--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you


                               11 Your Investment
could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


THE FUND HAS A NON-FEE DISTRIBUTION PLAN THAT RECOGNIZES THAT NEUBERGER BERMAN MANAGEMENT LLC MAY USE ITS OWN RESOURCES, INCLUDING REVENUES FROM FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN DISTRIBUTION OF FUND SHARES.

NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO PAY INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.

NEUBERGER BERMAN MANAGEMENT LLC DOES NOT RECEIVE ANY SEPARATE FEES FROM THE FUND FOR MAKING THESE PAYMENTS.



                               12 Your Investment

--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               13 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
PARTNERS PORTFOLIO (CLASS I) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      A0064 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Real Estate Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Real Estate Portfolio.........................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................11

Share Prices.................................................................12

Fund Structure...............................................................13

Distributions and Taxes......................................................13

Portfolio Holdings Policy....................................................15



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
-- normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by real estate investment trusts and common stocks and other securities issued by other real estate companies.


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Real Estate Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS TOTAL RETURN THROUGH INVESTMENT IN REAL ESTATE SECURITIES, EMPHASIZING
BOTH CAPITAL APPRECIATION AND CURRENT INCOME.

To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the Portfolio Managers to be of comparable quality.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company's current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company's growth potential, earnings estimates and quality of management, as well as other factors.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers' outlook on the company or the market changes. Active trading may cause the Fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days' notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in market values or company circumstances will not require the Fund to dispose of a holding.


[GRAPHIC OMITTED]



  SMALL- AND MID-CAP COMPANIES

REITS TEND TO BE SMALL- TO MID-CAP COMPANIES IN RELATION TO THE EQUITY MARKETS AS A WHOLE. REIT SHARES, THEREFORE, CAN BE MORE VOLATILE THAN, AND PERFORM DIFFERENTLY FROM, LARGE-CAP COMPANY STOCKS. SMALLER REAL ESTATE COMPANIES OFTEN HAVE NARROWER MARKETS AND MORE LIMITED MANAGERIAL AND FINANCIAL RESOURCES THAN LARGER COMPANIES. THERE MAY ALSO BE LESS TRADING IN A SMALL- OR MID-CAP COMPANY'S STOCK, WHICH MEANS THAT BUY AND SELL TRANSACTIONS IN THAT STOCK COULD HAVE A LARGER IMPACT ON THE STOCK'S PRICE THAN IS THE CASE WITH LARGE-CAP COMPANY STOCKS.


          2 Advisers Management Trust Real Estate Portfolio (Class S)

[GRAPHIC OMITTED]



  REAL ESTATE INVESTMENT TRUSTS

A REIT IS A POOLED INVESTMENT VEHICLE THAT INVESTS PRIMARILY IN
INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS OR INTERESTS. REITS ARE NOT TAXED ON INCOME AND GAINS THAT ARE DISTRIBUTED TO SHAREHOLDERS, PROVIDED THEY COMPLY WITH CERTAIN REQUIREMENTS OF THE INTERNAL REVENUE CODE.

REITS ARE GENERALLY CLASSIFIED AS EQUITY REITS, MORTGAGE REITS AND HYBRID REITS. EQUITY REITS INVEST THE MAJORITY OF THEIR ASSETS DIRECTLY IN REAL PROPERTY, DERIVE THEIR INCOME PRIMARILY FROM RENTS AND CAN ALSO REALIZE CAPITAL GAINS BY SELLING PROPERTIES THAT HAVE APPRECIATED IN VALUE. MORTGAGE REITS INVEST THE MAJORITY OF THEIR ASSETS IN REAL ESTATE MORTGAGES AND DERIVE THEIR INCOME PRIMARILY FROM INTEREST PAYMENTS. HYBRID REITS COMBINE THE CHARACTERISTICS OF BOTH EQUITY AND MORTGAGE REITS.

          3 Advisers Management Trust Real Estate Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock and real estate markets.
The markets' behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.



Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


Although the Fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The Fund may at times be more concentrated in particular sub-sectors of the real estate business -- e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income and gains under the federal tax law.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the Fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the Fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the Fund defaults on payment of its debt obligations.

The Fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.


          4 Advisers Management Trust Real Estate Portfolio (Class S)

Some of the REIT and other real estate company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The Fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.


The Fund is permitted to be non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

In addition, investing in thinly-traded securities, such as certain securities of mid- or small-capitalization companies, may also involve a greater risk of excessive trading due to potential arbitrage opportunities. For example, to the extent that a Fund's net asset value does not immediately reflect changes in market conditions or the true market value of these securities, an investor may seek to benefit from the pricing differences caused by this delay. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to potential arbitrage opportunities and other potential pricing discrepancies.


OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

          5 Advisers Management Trust Real Estate Portfolio (Class S)

PERFORMANCE OF A SIMILAR FUND
[GRAPHIC OMITTED]




The Fund had not commenced investment operations as of December 31, 2008 and therefore does not have a full calendar year of performance. However, the Fund has an investment objective, policies, limitations, and strategies substantially similar to those of, and the same portfolio managers as, another mutual fund managed by Neuberger Berman Management LLC called the Neuberger Berman Real Estate Fund, a series of Neuberger Berman Equity Funds.

Thus, the table and the chart below provide an indication of the risks of investing in the Fund by comparing the performance of the Neuberger Berman Real Estate Fund to that of a broad measure of market performance. The following table shows average annual total returns for the Neuberger Berman Real Estate Fund, assuming reinvestment of all distributions, as well as the FTSE NAREIT Equity REITs Index, which is pertinent to the Neuberger Berman Real Estate Fund. The investor expenses of Neuberger Berman Real Estate Fund are lower than those of the Fund and thus its performance would typically be higher than the Fund. This performance information does not reflect insurance product or qualified plan expenses or distribution (12b-1) and services fees. If such information were reflected, returns would be less than those shown.


     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q4 '04, 16.53%
     WORST QUARTER: Q4 '08, -32.72%





     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                                                         Since
                                                       Inception
                              1 Year      5 Years      5/01/2002
 NEUBERGER BERMAN
 REAL ESTATE FUND -
 TRUST CLASS                 -31.79        3.60          7.91
 FTSE NAREIT Equity
 REITs Index                 -37.73        0.91          4.77
 INDEX DESCRIPTION:
 The FTSE NAREIT Equity REITs Index is an unmanaged index of all equity REITs currently listed on the New York Stock
 Exchange. NASDAQ National Market System and the American
 Stock Exchange. Prior to 3/6/06, the index was named the
 NAREIT Equity REIT Index.


[GRAPHIC OMITTED]



  PERFORMANCE INFORMATION


THE PERFORMANCE OF NEUBERGER BERMAN REAL ESTATE FUND REFLECTS THAT FUND'S EXPENSE RATIO, AND DOES NOT REFLECT ANY EXPENSES OR CHARGES THAT APPLY TO VARIABLE CONTRACTS, QUALIFIED PLANS, OR DISTRIBUTION (12B-1) AND SERVICE FEES. INSURANCE EXPENSES AND CHARGES AND DISTRIBUTION (12B-1) AND SERVICE FEES WOULD REDUCE PERFORMANCE. ALTHOUGH THE OBJECTIVE, POLICIES, LIMITATIONS AND STRATEGIES OF THE FUND ARE SUBSTANTIALLY SIMILAR TO THAT OF NEUBERGER BERMAN REAL ESTATE FUND, THE FUND IS A DISTINCT MUTUAL FUND AND MAY HAVE DIFFERENT INVESTMENT RETURNS, PORTFOLIO HOLDINGS, AND RISK/RETURN CHARACTERISTICS THAN NEUBERGER BERMAN REAL ESTATE FUND. THE HISTORICAL PERFORMANCE OF NEUBERGER BERMAN REAL ESTATE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE OF THE FUND.



          6 Advisers Management Trust Real Estate Portfolio (Class S)

THE PERFORMANCE REPRESENTATION RELIES ON DATA SUPPLIED BY NEUBERGER BERMAN MANAGEMENT LLC OR DERIVED BY NEUBERGER BERMAN MANAGEMENT LLC FROM STATISTICAL SERVICES, REPORTS OR OTHER SOURCES IT BELIEVES TO BE RELIABLE.


          7 Advisers Management Trust Real Estate Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE


 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            1.15
 Distribution (12b-1)         0.25
  fees
 Other expenses***            0.55

-------------------------
 Total annual operating       1.95
  expenses

-------------------------
 Minus: Expense               0.20
  reimbursement

-------------------------
 Net expenses                 1.75


     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.



                 1 Year        3 Years
 Expenses       $178          $551


 * NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/2012, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES; CONSEQUENTLY, NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS AGREED TO REPAY NBM FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED EXPENSE LIMITATION. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. SINCE THE FUND HAD NOT COMMENCED OPERATION AS OF DECEMBER 31, 2008, THE OPERATING EXPENSES ARE BASED ON AN ASSET SIZE OF $25 MILLION.


 **"MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

 ***"OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
YEAR.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager,

administrator, and distributor. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the


          8 Advisers Management Trust Real Estate Portfolio (Class S) expenses that the Fund is responsible to pay to conduct its business. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/31/2008) and continues an asset management history that began in 1939. The Fund pays the Manager management fees at the rate of 0.85% of the Fund's average net assets and administration fees at the rate of 0.30% of the Fund's average net assets.


A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund will be in the Fund's shareholder report, when available.



PORTFOLIO MANAGERS

STEVE S. SHIGEKAWA is a Vice President of Neuberger Berman Management LLC and of Neuberger Berman, LLC. He has been an Associate Portfolio Manager of the Fund since December 2005, and prior to that, was an analyst since 2002. He held associate analyst positions at two other investment firms from 2000 to 2002.

BRIAN JONES, CFA is a Vice President of Neuberger Berman Management LLC and of Neuberger Berman, LLC. He has been co-portfolio manager of the Fund since 2008. After joining the firm in 1999, he was an associate analyst. In 2003, he became an analyst covering REIT securities and was named an associate portfolio manager for separately managed accounts investing in REIT securities in 2007.


Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, and other accounts managed by the Portfolio Managers and Portfolio Managers' ownership of Fund shares.

          9 Advisers Management Trust Real Estate Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



When this prospectus was prepared, the Fund had not commenced operations and had no financial highlights to report.

          10 Advisers Management Trust Real Estate Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               11 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               12 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.




--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you


                               13 Your Investment
could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


CLASS S SHARES OF THE FUND HAVE A DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ALSO KNOWN AS A "12B-1 PLAN") THAT PROVIDES FOR PAYMENT TO NEUBERGER BERMAN MANAGEMENT LLC OF A FEE IN THE AMOUNT OF 0.25% ("12B-1 FEE") PER YEAR OF THE FUND'S ASSETS. THE 12B-1 FEE COMPENSATES NEUBERGER BERMAN MANAGEMENT LLC FOR DISTRIBUTION AND SHAREHOLDER SERVICES TO THE FUND. BECAUSE THESE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND OVER TIME MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES (WHICH THE FUND DOES NOT HAVE).

NEUBERGER BERMAN MANAGEMENT LLC MAY, IN TURN, PAY ALL OR A PORTION OF THE PROCEEDS FROM THE 12B-1 FEE TO INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS THAT INVEST IN THE FUND THROUGH THE INTERMEDIARIES. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. PAYMENT FOR THESE SERVICES MAY HELP PROMOTE THE SALE OF THE FUND'S SHARES. NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO USE ITS OWN RESOURCES, INCLUDING REVENUES FROM OTHER FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN THE DISTRIBUTION OF THE FUND'S SHARES. AMOUNTS PAID TO INTERMEDIARIES MAY BE GREATER OR LESS THAN THE 12B-1 FEE PAID TO NEUBERGER BERMAN MANAGEMENT LLC UNDER THE DISTRIBUTION AND SHAREHOLDER



                               14 Your Investment

SERVICES PLAN. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.



--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               15 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
REAL ESTATE PORTFOLIO (CLASS S) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      C0307 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Regency Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Regency Portfolio (Class I)...................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................10

Share Prices.................................................................11

Fund Structure...............................................................12

Distributions and Taxes......................................................12

Portfolio Holdings Policy....................................................14



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Regency Portfolio (Class I)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for undervalued companies with high-quality businesses. Factors in identifying these firms may include:

--  above-average returns on invested capital
--  strong management teams
--  solid balance sheets.

This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the Portfolio Manager may emphasize certain sectors that the Portfolio Manager believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive. While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  MID-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.


[GRAPHIC OMITTED]



  FOREIGN STOCKS

THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.


            2 Advisers Management Trust Regency Portfolio (Class I)

[GRAPHIC OMITTED]



  VALUE INVESTING

AT ANY GIVEN TIME, THERE ARE COMPANIES WHOSE STOCK PRICES, WHETHER BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES, DO NOT REFLECT THEIR FULL ECONOMIC OPPORTUNITIES. THIS HAPPENS WHEN INVESTORS UNDER-APPRECIATE THE BUSINESS POTENTIAL OF THESE COMPANIES, OR ARE DISTRACTED BY TRANSIENT OR NON-FUNDAMENTAL ISSUES. THE VALUE INVESTOR EXAMINES THESE COMPANIES, SEARCHING FOR THOSE THAT MAY RISE IN PRICE WHEN OTHER INVESTORS REALIZE THEIR WORTH.

            3 Advisers Management Trust Regency Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

The Fund's value investing approach may dictate an emphasis on certain sectors of the market at any given time.

To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the Fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.


In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage". If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. Similar arbitrage opportunities may occur in a fund which invests in thinly-traded securities, such as the securities of certain mid- or small-capitalization companies. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to such arbitrage opportunties and other potential pricing discrepancies.



            4 Advisers Management Trust Regency Portfolio (Class I)

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund's performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

            5 Advisers Management Trust Regency Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q2 '03, 14.75%
     WORST QUARTER: Q4 '08, -27.14%






     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                                                    Since Inception
                             1 Year     5 Years        8/22/2001
 REGENCY PORTFOLIO
 (CLASS I)                  -45.82      -3.14            0.44
 Russell Midcap Index       -41.46      -0.71            2.07
 Russell Midcap Value
 Index                      -38.44       0.33            3.31
 INDEX DESCRIPTIONS:
 The Russell Midcap Index is an unmanaged index of U.S. mid-
 cap stocks.
 The Russell Midcap Value Index is an unmanaged index of U.S.
 mid-cap value stocks


[GRAPHIC OMITTED]



  PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES BROAD-BASED INDICES OF THE U.S. MID-CAP EQUITY MARKET AND OF THE PORTION OF THAT MARKET THE FUND FOCUSES ON. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDICES DO NOT INCLUDE COSTS OF INVESTMENT.

            6 Advisers Management Trust Regency Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.85
 Distribution (12b-1)         N/A
  fees
 Other expenses               0.13

-------------------------
 Total annual operating       0.97
  expenses



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $99        $309        $536        $1,190



* NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY UNDERTAKEN TO LIMIT THE FUND'S EXPENSES THROUGH DECEMBER 31, 2012 BY REIMBURSING THE FUND FOR ITS TOTAL OPERATING EXPENSES, INCLUDING COMPENSATION TO NBM, BUT EXCLUDING TAXES, INTEREST, EXTRAORDINARY EXPENSES AND BROKERAGE COMMISSIONS, AND TRANSACTION COSTS THAT EXCEED, IN THE AGGREGATE, 1.50% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSET VALUE. BECAUSE OF THE EXCLUSION, THE FUND'S NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS CONTRACTUALLY UNDERTAKEN TO REIMBURSE NBM FOR THE EXCESS EXPENSES PAID BY NBM, PROVIDED THE REIMBURSEMENTS DO NOT CAUSE TOTAL OPERATING EXPENSES (EXCLUSIVE OF TAXES, INTEREST, EXTRAORDINARY EXPENSES AND BROKERAGE COMMISSIONS) TO EXCEED AN ANNUAL RATE OF 1.50% OF THE FUND'S AVERAGE DAILY NET ASSETS; AND THE REIMBURSEMENTS ARE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager,

administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related


            7 Advisers Management Trust Regency Portfolio (Class I) services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/ 31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.84% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGER

S. BASU MULLICK is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He has managed the Fund since 2005 and has been a fund manager at Neuberger Berman Management LLC since 1998. He previously co-managed the Fund from its inception in 1999 to 2000.


Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

            8 Advisers Management Trust Regency Portfolio (Class I)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                         Year Ended December 31,                              2004      2005      2006      2007       2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                            Share price (NAV) at beginning of year           12.09     14.79     15.50     16.21       16.23
 PLUS:                      Income from investment operations
                            Net investment income                             0.02      0.09      0.13      0.17        0.10
                            Net gains/losses - realized and unrealized        2.68      1.59      1.55      0.39       (7.53)
                            Subtotal: income from investment operations       2.70      1.68      1.68      0.56       (7.43)
 MINUS:                     Distributions to shareholders
                            Income dividends                                  0.00      0.01      0.07      0.08        0.17
                            Capital gain distributions                           -      0.96      0.90      0.46        0.03
                            Subtotal: distributions to shareholders           0.00      0.97      0.97      0.54        0.20
 EQUALS:                    Share price (NAV) at end of year                 14.79     15.50     16.21     16.23        8.60

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income (loss), as they actually are as well as how they would have been if
 certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                        1.02      1.00      0.95      0.92        0.96
 Gross expenses(1)                                                            1.02      1.01      0.95      0.93        0.96
 Expenses(2)                                                                  1.04      1.01      0.96      0.93        0.97
 Net investment income (loss) - actual                                        0.19      0.56      0.80      1.03        0.76

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
 The turnover rate reflects how actively the fund bought and sold securities.
 Total return (%)(3)(4)                                                      22.36     12.00     11.17      3.30      (45.82)
 Net assets at end of year (in millions of dollars)                          138.5     220.6     242.0     217.3        74.8
 Portfolio turnover rate (%)                                                    68        83        53        58          66


THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT AND/OR WAIVER OF INVESTMENT MANAGEMENT FEE.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


(4) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT REIMBURSED/WAIVED CERTAIN EXPENSES.


            9 Advisers Management Trust Regency Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               10 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               11 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class I shares of the Fund.



--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment


                               12 Your Investment
company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


THE FUND HAS A NON-FEE DISTRIBUTION PLAN THAT RECOGNIZES THAT NEUBERGER BERMAN MANAGEMENT LLC MAY USE ITS OWN RESOURCES, INCLUDING REVENUES FROM FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN DISTRIBUTION OF FUND SHARES.

NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO PAY INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE



                               13 Your Investment

INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.


NEUBERGER BERMAN MANAGEMENT LLC DOES NOT RECEIVE ANY SEPARATE FEES FROM THE FUND FOR MAKING THESE PAYMENTS.




--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               14 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
REGENCY PORTFOLIO (CLASS I) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      B0366 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Regency Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Regency Portfolio (Class S)...................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................10

Share Prices.................................................................11

Fund Structure...............................................................12

Distributions and Taxes......................................................12

Portfolio Holdings Policy....................................................14



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Regency Portfolio (Class S)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Manager looks for undervalued companies with high-quality businesses. Factors in identifying these firms may include:

--  above-average returns on invested capital
--  strong management teams
--  solid balance sheets.

This approach is designed to let the Fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the Portfolio Manager may emphasize certain sectors that the Portfolio Manager believes will benefit from market or economic trends.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive. While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  MID-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY SHOWN RISK/RETURN CHARACTERISTICS THAT ARE IN BETWEEN THOSE OF SMALL- AND LARGE-CAP STOCKS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER COMPARATIVELY ATTRACTIVE LONG-TERM RETURNS.

MID-CAPS ARE LESS WIDELY FOLLOWED IN THE MARKET THAN LARGE-CAPS, WHICH CAN MAKE IT COMPARATIVELY EASIER TO FIND ATTRACTIVE STOCKS THAT ARE NOT OVERPRICED.


[GRAPHIC OMITTED]



  FOREIGN STOCKS

THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.


            2 Advisers Management Trust Regency Portfolio (Class S)

[GRAPHIC OMITTED]



  VALUE INVESTING

AT ANY GIVEN TIME, THERE ARE COMPANIES WHOSE STOCK PRICES, WHETHER BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES, DO NOT REFLECT THEIR FULL ECONOMIC OPPORTUNITIES. THIS HAPPENS WHEN INVESTORS UNDER-APPRECIATE THE BUSINESS POTENTIAL OF THESE COMPANIES, OR ARE DISTRACTED BY TRANSIENT OR NON-FUNDAMENTAL ISSUES. THE VALUE INVESTOR EXAMINES THESE COMPANIES, SEARCHING FOR THOSE THAT MAY RISE IN PRICE WHEN OTHER INVESTORS REALIZE THEIR WORTH.

            3 Advisers Management Trust Regency Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

The Fund's value investing approach may dictate an emphasis on certain sectors of the market at any given time.

To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the Fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.


In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage". If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. Similar arbitrage opportunities may occur in a fund which invests in thinly-traded securities, such as the securities of certain mid- or small-capitalization companies. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to such arbitrage opportunties and other potential pricing discrepancies.



            4 Advisers Management Trust Regency Portfolio (Class S)

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund's performance may also suffer if certain stocks or certain economic sectors it emphasizes do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

            5 Advisers Management Trust Regency Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q2 '03, 14.75%
     WORST QUARTER: Q4 '08, -27.10%






     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008*





                                                    Since Inception
                             1 Year     5 Years        8/22/2001
 REGENCY PORTFOLIO
 (CLASS S)                  -45.95      -3.28            0.34
 Russell Midcap Index       -41.46      -0.71            2.07
 Russell Midcap Value
 Index                      -38.44       0.33            3.31
 INDEX DESCRIPTIONS:
 The Russell Midcap Index is an unmanaged index of U.S. mid-
 cap stocks.
 The Russell Midcap Value Index is an unmanaged index of U.S.
 mid-cap value stocks



 * BECAUSE CLASS S SHARES OF THE FUND COMMENCED OPERATIONS ON APRIL 29, 2005, PERFORMANCE FROM THE BEGINNING OF THE MEASUREMENT PERIOD SHOWN ABOVE TO APRIL 29, 2005 IS THAT OF THE FUND'S CLASS I SHARES. CLASS S SHARES WOULD HAVE SUBSTANTIALLY SIMILAR PERFORMANCE AS CLASS I SHARES BECAUSE THE CLASSES WOULD BE INVESTED IN THE SAME PORTFOLIO SECURITIES. ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT CLASS I SHARES AND CLASS S SHARES HAVE DIFFERENT EXPENSES. CLASS S SHARES ARE SOLD WITH A DISTRIBUTION AND SERVICE (12B-1) FEE OF 0.25% AND THEREFORE ITS PERFORMANCE WOULD BE SLIGHTLY LOWER THAN THAT OF THE CLASS I SHARES.



[GRAPHIC OMITTED]



  PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES BROAD-BASED INDICES OF THE U.S. MID-CAP EQUITY MARKET AND OF THE PORTION OF THAT MARKET THE FUND FOCUSES ON. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDICES DO NOT INCLUDE COSTS OF INVESTMENT.

            6 Advisers Management Trust Regency Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.85
 Distribution (12b-1)         0.25
  fees
 Other expenses               0.13

-------------------------
 Total annual operating       1.23
  expenses



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $125       $390        $676        $1,489



* NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/2019, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES ARE LIMITED TO 1.25% OF THE FUND'S AVERAGE DAILY NET ASSET VALUE. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES; CONSEQUENTLY, NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS AGREED TO REPAY NBM FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED ITS EXPENSE LIMITATION. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $165 billion in total assets (as of



            7 Advisers Management Trust Regency Portfolio (Class S)

12/31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/08, the management/administration fees paid to the Manager were 0.84% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGER

S. BASU MULLICK is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He has managed the Fund since 2005 and has been a fund manager at Neuberger Berman Management LLC since 1998. He previously co-managed the Fund from its inception in 1999 to 2000.


Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

            8 Advisers Management Trust Regency Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance since its inception.



                        Year Ended December 31,                            2005(1)         2006        2007     2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                          Share price (NAV) at beginning of year            14.02          16.56      17.35     17.37
 PLUS:                    Income from investment operations
                          Net investment income                              0.08           0.10       0.14      0.08
                          Net gains/losses - realized and unrealized         2.46           1.66       0.41     (8.06)
                          Subtotal: income from investment operations        2.54           1.76       0.55     (7.98)
 MINUS:                   Distributions to shareholders
                          Income dividends                                      -           0.07       0.07      0.14
                          Capital gain distributions                            -           0.90       0.46      0.03
                          Subtotal distributions to shareholders                -           0.97       0.53      0.17
 EQUALS:                  Share price (NAV) at end of year                  16.56          17.35      17.37      9.22

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income (loss), as they actually are as well as how they would have been if
 certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                       1.23(2)        1.23       1.18      1.22
 Gross expenses(3)                                                           1.32(2)        1.22       1.18      1.22
 Expenses(4)                                                                 1.25(2)        1.23       1.19      1.23
 Net investment income (loss) - actual                                       0.72(2)        0.56       0.80      0.58

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
 The turnover rate reflects how actively the fund bought and sold securities.
 Total return (%)(5)(6)                                                     18.12(8)       10.94(7)    3.05    (45.95)
 Net assets at end of year (in millions of dollars)                           4.7           55.7      151.3     119.7
 Portfolio turnover rate (%)                                                   83             53         58        66


THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) PERIOD FROM 4/29/2005 (BEGINNING OF OPERATIONS) TO 12/31/2005.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT AND/OR WAIVER OF INVESTMENT MANAGEMENT FEE.

(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.


(5) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT REIMBURSED/WAIVED CERTAIN EXPENSES.


(6) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


(7) WOULD HAVE BEEN HIGHER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT RECOUPED CERTAIN EXPENSES.


(8) NOT ANNUALIZED.

            9 Advisers Management Trust Regency Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               10 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               11 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class S shares of the Fund.



--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment


                               12 Your Investment
company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


CLASS S SHARES OF THE FUND HAVE A DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ALSO KNOWN AS A "12B-1 PLAN") THAT PROVIDES FOR PAYMENT TO NEUBERGER BERMAN MANAGEMENT LLC OF A FEE IN THE AMOUNT OF 0.25% ("12B-1 FEE") PER YEAR OF THE FUND'S ASSETS. THE 12B-1 FEE COMPENSATES NEUBERGER BERMAN MANAGEMENT LLC FOR DISTRIBUTION AND SHAREHOLDER SERVICES TO THE FUND. BECAUSE THESE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND OVER TIME MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES (WHICH THE FUND DOES NOT HAVE).

NEUBERGER BERMAN MANAGEMENT LLC MAY, IN TURN, PAY ALL OR A PORTION OF THE PROCEEDS FROM THE 12B-1 FEE TO INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS THAT INVEST IN THE FUND THROUGH THE INTERMEDIARIES. THESE SERVICES MAY



                               13 Your Investment

INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. PAYMENT FOR THESE SERVICES MAY HELP PROMOTE THE SALE OF THE FUND'S SHARES. NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO USE ITS OWN RESOURCES, INCLUDING REVENUES FROM OTHER FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN THE DISTRIBUTION OF THE FUND'S SHARES. AMOUNTS PAID TO INTERMEDIARIES MAY BE GREATER OR LESS THAN THE 12B-1 FEE PAID TO NEUBERGER BERMAN MANAGEMENT LLC UNDER THE DISTRIBUTION AND SHAREHOLDER SERVICES PLAN. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.




--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               14 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
REGENCY PORTFOLIO (CLASS S) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      F0157 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES

Short Duration Bond Portfolio

Contents
--------------------------------------------------------------------------------


ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio.................................................2



YOUR INVESTMENT
Buying and Selling Fund Shares...............................................10

Share Prices.................................................................11

Fund Structure...............................................................12

Distributions and Taxes......................................................12

Portfolio Holdings Policy....................................................14



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed bond portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
-- normally invests at least 80% of its respective net assets, plus the amount of any borrowings for investment purposes, in bonds and other debt securities


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC (c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED. (c)2009 LEHMAN BROTHERS ASSET MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust


Short Duration Bond Portfolio

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]



         GOAL & STRATEGY


THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH LIQUIDITY AND LOW
RISK TO PRINCIPAL; TOTAL RETURN IS A SECONDARY GOAL.

To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment manager to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.

The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of three years or less.

The Portfolio Managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

The Fund may change its goals without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other debt securities. The Fund will not alter this policy without providing shareholders at least 60 days' advance notice.


[GRAPHIC OMITTED]



  DURATION

DURATION IS A MEASURE OF A BOND INVESTMENT'S SENSITIVITY TO CHANGES IN INTEREST RATES.

TYPICALLY, WITH A 1% CHANGE IN INTEREST RATES, AN INVESTMENT'S VALUE MAY BE EXPECTED TO MOVE IN THE OPPOSITE DIRECTION APPROXIMATELY 1% FOR EACH YEAR OF ITS DURATION.


      2 Advisers Management Trust Short Duration Bond Portfolio (Class I)

[GRAPHIC OMITTED]



  BOND RATINGS

MOST LARGE ISSUERS OBTAIN RATINGS FOR THEIR BONDS FROM ONE OR MORE INDEPENDENT RATING AGENCIES, ALTHOUGH MANY BONDS OF ALL QUALITY LEVELS REMAIN UNRATED.


THE FUND CONSIDERS BONDS RATED IN THE TOP FOUR CATEGORIES OF CREDIT QUALITY BY AT LEAST ONE RATING AGENCY (AND UNRATED BONDS DEEMED BY THE PORTFOLIO MANAGERS TO BE OF COMPARABLE QUALITY) TO BE INVESTMENT GRADE. BONDS RATED NO HIGHER THAN THE FIFTH OR SIXTH CATEGORY (BB/BA OR B) ARE CONSIDERED NON-INVESTMENT GRADE. MANY OF THESE "JUNK BONDS" ARE ACTUALLY ISSUED BY REPUTABLE COMPANIES AND OFFER ATTRACTIVE YIELDS.



      3 Advisers Management Trust Short Duration Bond Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]




Most of the Fund's performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.

The Fund's yield and total return will change with interest rate movements. When interest rates rise, the Fund's share price will typically fall. The Fund's sensitivity to this interest rate risk will increase with any increase in the Fund's duration. The Fund's performance may also suffer if certain bond market sectors emphasized do not perform as expected.

Some debt securities in which the Fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the Fund holds callable securities and the issuers repay the securities early, the Fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the Fund likely would have to reinvest the proceeds of the payoff at then-current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the Fund's securities would affect the Fund's performance. Performance could also be affected if unexpected interest rate trends cause the Fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the Fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Foreign securities could add to the ups and downs in the Fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the Fund may produce lower returns than stock investments and less conservative bond investments. Although the Fund's average return has out-paced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on Fund distributions.

Due to the Fund's limited duration and the need to sometimes change allocation among sectors, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.

RECENT MARKET CONDITIONS. Recent events have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.



      4 Advisers Management Trust Short Duration Bond Portfolio (Class I)

Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy.

Securities in which the Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell such investments to meet redemptions or for other cash needs, the Fund may suffer a loss.


OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS.

THE USE OF CERTAIN DERIVATIVES TO HEDGE INTEREST RATE RISK OR PRODUCE INCOME COULD AFFECT FUND PERFORMANCE IF INTEREST RATES, OR THE DERIVATIVES, DO NOT PERFORM AS EXPECTED. SECURITIES LENDING AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS.

NOT ALL SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY. SOME ARE BACKED BY THE RIGHT OF THE ISSUING ENTITY TO BORROW FROM THE TREASURY, WHILE OTHERS ARE SUPPORTED BY THE TREASURY'S DISCRETIONARY AUTHORITY TO LEND TO THE ISSUER, AND STILL OTHERS ARE BACKED ONLY BY THE ISSUING ENTITY. THE U.S. GOVERNMENT SECURITIES PURCHASED BY THE FUND MAY INCLUDE MORTGAGE-BACKED SECURITIES.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOALS AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM DEBT INSTRUMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

      5 Advisers Management Trust Short Duration Bond Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q1 '01, 3.53%
     WORST QUARTER: Q4 '08, -7.75%





     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                             1 Year     5 Years     10 Years
 SHORT DURATION BOND
 PORTFOLIO                  -13.43      -0.68        2.08
 Merrill Lynch 1-3 Year
U.S.
 Treasury Index              6.61        4.06        4.71

  INDEX DESCRIPTION:
  The Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index of U.S. Treasuries with maturities between 1 and 3 years.


[GRAPHIC OMITTED]



  PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.


THE TABLE COMPARES THE FUND'S RETURN TO THOSE OF A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.


TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A 30-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

      6 Advisers Management Trust Short Duration Bond Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.65
 Distribution (12b-1)         N/A
  fees
 Other expenses               0.09

-------------------------
 Total annual operating       0.74
  expenses




     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $76        $237        $411        $918



 *NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY UNDERTAKEN TO LIMIT THE FUND'S EXPENSES THROUGH DECEMBER 31, 2012 BY REIMBURSING THE FUND FOR ITS TOTAL OPERATING EXPENSES (EXCLUDING THE COMPENSATION OF NBM, TAXES, INTEREST, EXTRAORDINARY EXPENSES, BROKERAGE COMMISSIONS AND TRANSACTION COSTS), THAT EXCEED, IN THE AGGREGATE, 1.00% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSET VALUE. BECAUSE OF THE EXCLUSION, THE FUND'S NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS CONTRACTUALLY UNDERTAKEN TO REIMBURSE NBM FOR THE EXCESS EXPENSES PAID BY NBM, PROVIDED THE REIMBURSEMENTS DO NOT CAUSE TOTAL OPERATING EXPENSES (EXCLUSIVE OF THE COMPENSATION OF NBM, TAXES, INTEREST, BROKERAGE COMMISSIONS, TRANSACTION COSTS AND EXTRAORDINARY EXPENSES) TO EXCEED AN ANNUAL RATE OF 1.00%; AND THE REIMBURSEMENTS ARE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


 **"MANAGEMENT FEES" INCLUDE INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager,

administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to provide investment research


      7 Advisers Management Trust Short Duration Bond Portfolio (Class I) and related services. Together, the Neuberger Berman affiliates manage over $165 billion in total assets (as of 12/31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.65% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.



PORTFOLIO MANAGERS
THOMAS SONTAG is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC and Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2006 and has managed portfolios for Lehman Brothers Asset Management LLC since 2004. Before joining Lehman Brothers Asset Management LLC, Mr. Sontag was a portfolio manager at another firm for six years.

MICHAEL FOSTER is a Vice President of Neuberger Berman Management LLC and Neuberger Berman, LLC. He is also Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2008. Mr. Foster has been a portfolio manager at Lehman Brothers since 2004 and was a fixed income trader and credit analyst at Lehman Brothers since 1999. Prior to joining the Firm in 1999, Mr. Foster spent three years as a Trading Assistant and Account Executive at another investment firm.

RICHARD GRAU is a Vice President of Neuberger Berman Management LLC and Neuberger Berman, LLC. He is also Vice President of Lehman Brothers Asset Management LLC. He has been a Portfolio Manager of the Fund since 2008. Mr. Grau has been a portfolio manager at Lehman Brothers since 2004 and prior to that was a fixed income trader since 1998. Prior to joining the Firm in 1993, Mr. Grau was an Internal Auditor at another firm.


Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

      8 Advisers Management Trust Short Duration Bond Portfolio (Class I)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                        Year Ended December 31,                            2004       2005      2006    2007     2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                          Share price (NAV) at beginning of year           13.20      12.82    12.64   12.76     13.00
 PLUS:                    Income from investment operations
                          Net investment income                             0.30       0.35     0.51    0.59      0.53
                          Net gains/losses - realized and unrealized       (0.20)     (0.17)    0.02    0.02     (2.23)
                          Subtotal: income from investment operations       0.10       0.18     0.53    0.61     (1.70)
 MINUS:                   Distributions to shareholders
                          Income dividends                                  0.48       0.36     0.41    0.37      0.59
                          Subtotal: distributions to shareholders           0.48       0.36     0.41    0.37      0.59
 EQUALS:                  Share price (NAV) at end of year                 12.82      12.64    12.76   13.00     10.71

--------------------------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income - as they actually are as well as how they would have been if certain
 expense offset arrangements had not been in effect.
 Net expenses - actual                                                      0.73       0.75     0.75    0.73      0.74
 Gross expenses(1)                                                          0.73       0.75     0.75    0.73      0.74
 Net investment income - actual                                             2.28       2.77     3.97    4.51      4.35

--------------------------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the Fund bought and sold securities.
 Total return (%)(2)                                                        0.78       1.44     4.20    4.77    (13.43)
 Net assets at end of year (in millions of dollars)                        323.4      341.3    418.7   623.0     445.5
 Portfolio turnover rate (%)                                                 132        133       86      69        46


THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(2) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


      9 Advisers Management Trust Short Duration Bond Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               10 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               11 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Lehman Brothers Asset Management LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.




--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you


                               12 Your Investment
could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


THE FUND HAS A NON-FEE DISTRIBUTION PLAN THAT RECOGNIZES THAT NEUBERGER BERMAN MANAGEMENT LLC MAY USE ITS OWN RESOURCES, INCLUDING REVENUES FROM FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN DISTRIBUTION OF FUND SHARES.

NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO PAY INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.

NEUBERGER BERMAN MANAGEMENT LLC DOES NOT RECEIVE ANY SEPARATE FEES FROM THE FUND FOR MAKING THESE PAYMENTS.



                               13 Your Investment

--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


                               14 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LEHMAN BROTHERS SHORT DURATION BOND PORTFOLIO (CLASS I) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      A0061 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES

Small-Cap Growth Portfolio

Contents
--------------------------------------------------------------------------------


ADVISERS MANAGEMENT TRUST
Small-Cap Growth Portfolio....................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares................................................9

Share Prices.................................................................10

Fund Structure...............................................................11

Distributions and Taxes......................................................11


Portfolio Holdings Policy....................................................13



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
-- normally invests at least 80% of its respective net assets, plus the amount of any borrowings for investment purposes, in small-capitalization companies.


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust


Small-Cap Growth Portfolio

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS LONG-TERM CAPITAL GROWTH. THE PORTFOLIO MANAGER ALSO MAY
CONSIDER A
COMPANY'S POTENTIAL FOR CURRENT INCOME PRIOR TO SELECTING IT FOR THE FUND.


To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The Portfolio Manager currently looks for companies with:


-- strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon
-- stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the Portfolio Manager believes are likely to achieve the Fund's objective, the Portfolio Manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small-capitalization companies without providing shareholders at least 60 days' advance notice.


[GRAPHIC OMITTED]



  SMALL-CAP STOCKS


HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES. SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.



[GRAPHIC OMITTED]




  GROWTH INVESTING



FOR GROWTH INVESTORS, THE AIM IS TO INVEST IN COMPANIES THAT ARE ALREADY SUCCESSFUL BUT COULD BE EVEN MORE SO. OFTEN, THESE STOCKS ARE IN EMERGING OR RAPIDLY GROWING INDUSTRIES. ACCORDINGLY, THE FUND AT TIMES MAY INVEST A GREATER PORTION OF ITS ASSETS IN PARTICULAR INDUSTRIES OR SECTORS THAN OTHER FUNDS DO.

WHILE MOST GROWTH STOCKS ARE KNOWN TO INVESTORS, THEY MAY NOT YET HAVE REACHED THEIR FULL POTENTIAL. THE GROWTH INVESTOR LOOKS FOR INDICATIONS OF CONTINUED SUCCESS.


        2 Advisers Management Trust Small-Cap Growth Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


The stocks of smaller companies in which the Fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

--  may have a shorter history of operations than larger companies
--  may not have as great an ability to raise additional capital
-- may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor
-- be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

The Fund will combine value and growth styles of investing.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

To the extent the Portfolio Manager commits a portion of the Fund's assets to mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.


In addition, investing in thinly-traded securities, such as certain securities of mid- or small-capitalization companies, may also involve a greater risk of excessive trading due to potential arbitrage opportunities. For example, to the extent that a Fund's net asset value does not immediately reflect changes in market conditions or the true market value of these securities, an



        3 Advisers Management Trust Small-Cap Growth Portfolio (Class S) investor may seek to benefit from the pricing differences caused by this delay. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to potential arbitrage opportunities and other potential pricing discrepancies.


OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.

        4 Advisers Management Trust Small-Cap Growth Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q2 '03, 18.16%
     WORST QUARTER: Q4 '08, -26.74%





     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                                                         Since
                                                       Inception
                              1 Year      5 Years      7/12/2002
 SMALL-CAP GROWTH
 PORTFOLIO (CLASS S)         -39.47       -5.92         -1.37
 Russell 2000 Index          -33.79       -0.93          4.15
 Russell 2000 Growth
 Index                       -38.54       -2.35          3.47
 INDEX DESCRIPTION:
 The Russell 2000 Index is an unmanaged index of U.S. small-
 cap stocks.
 The Russell 2000 Growth Index is an unmanaged index of U.S.
 small-cap growth stocks.


[GRAPHIC OMITTED]



  PERFORMANCE INFORMATION

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.

        5 Advisers Management Trust Small-Cap Growth Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            1.15
 Distribution (12b-1)         0.25
  fees
 Other expenses               0.58
 Acquired fund fees and       0.01
  expenses***

-------------------------
 Total annual operating       1.99
  expenses

-------------------------
 Minus: Expense               0.55
  reimbursement

-------------------------
 Net expenses                 1.44



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $147       $456        $911        $2,175



* NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/2012, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES ARE LIMITED TO 1.40% OF THE FUND'S AVERAGE DAILY NET ASSET VALUE. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES; CONSEQUENTLY, NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS AGREED TO REPAY NBM FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED ITS EXPENSE LIMITATION. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


**  "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.


*** "ACQUIRED FUND FEES AND EXPENSES" ARE FEES AND EXPENSES INCURRED INDIRECTLY
    BY THE FUND AS A RESULT OF THE INVESTMENT OF ITS UNINVESTED CASH IN A FUND MANAGED BY NEUBERGER BERMAN MANAGEMENT LLC OR AN AFFILIATE.




[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager,

administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The


        6 Advisers Management Trust Small-Cap Growth Portfolio (Class S) investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/
31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 1.15% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGER

DAVID H. BURSHTAN, a Vice President with Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. Mr. Burshtan joined the firms in 2002 and had managed two equity mutual funds and other equity portfolios for another investment manager from 1999-2002. Prior to 1999, he managed small-cap portfolios for another manager. Mr. Burshtan has managed the Portfolio since March 2008.


Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

        7 Advisers Management Trust Small-Cap Growth Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                        Year Ended December 31,                            2004       2005       2006       2007       2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
                          Share price (NAV) at beginning of period      12.40      13.84      14.16      14.53         14.50
 PLUS:                    Income from investment operations
                          Net investment loss                           (0.08)     (0.04)     (0.05)     (0.06)        (0.11)
                          Net gains/losses - realized and unrealized     1.56       0.43       0.79       0.14         (5.60)
                          Subtotal: income from investment operations    1.48       0.39       0.74       0.08         (5.71)
 MINUS:                   Distributions to shareholders
                          Capital gain distributions                     0.04       0.07       0.37       0.11          0.44
                          Tax return of capital                          --         --         --         --            0.00
 EQUALS:                  Share price (NAV) at end of period            13.84      14.16      14.53      14.50          8.35

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment loss - as they actually are as well as how they would have been if certain
 expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
 Net expenses - actual                                                   1.40       1.40       1.40       1.39          1.42
 Gross expenses(1)                                                       2.56       2.09       2.00       1.87          1.97
 Expenses(2)                                                             1.41       1.40       1.40       1.40          1.43
 Net investment loss - actual                                           (0.60)     (0.32)     (0.33)     (0.42)        (0.92)

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.
 The turnover rate reflects how actively the fund bought and sold securities.
 Total return(%)(3)(4)                                                  11.96       2.82       5.25       0.52        (39.47)
 Net assets at end of period (in millions of dollars)                    15.9       18.9       24.2       26.7          12.6
 Portfolio turnover rate (%)                                               10         42         30         38           323


THE FIGURES ABOVE HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF INVESTMENT MANAGEMENT FEE.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.


(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT REIMBURSED/WAIVED CERTAIN EXPENSES.


(4) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.

        8 Advisers Management Trust Small-Cap Growth Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               9 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               10 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.




--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you


                               11 Your Investment
could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


CLASS S SHARES OF THE FUND HAVE A DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ALSO KNOWN AS A "12B-1 PLAN") THAT PROVIDES FOR PAYMENT TO NEUBERGER BERMAN MANAGEMENT LLC OF A FEE IN THE AMOUNT OF 0.25% ("12B-1 FEE") PER YEAR OF THE FUND'S ASSETS. THE 12B-1 FEE COMPENSATES NEUBERGER BERMAN MANAGEMENT LLC FOR DISTRIBUTION AND SHAREHOLDER SERVICES TO THE FUND. BECAUSE THESE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND OVER TIME MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES (WHICH THE FUND DOES NOT HAVE).

NEUBERGER BERMAN MANAGEMENT LLC MAY, IN TURN, PAY ALL OR A PORTION OF THE PROCEEDS FROM THE 12B-1 FEE TO INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS THAT INVEST IN THE FUND THROUGH THE INTERMEDIARIES. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. PAYMENT FOR THESE SERVICES MAY HELP PROMOTE THE SALE OF THE FUND'S SHARES. NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO USE ITS OWN RESOURCES, INCLUDING REVENUES FROM OTHER FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN THE DISTRIBUTION OF THE FUND'S SHARES. AMOUNTS PAID TO INTERMEDIARIES MAY BE GREATER OR LESS THAN THE 12B-1 FEE PAID TO NEUBERGER BERMAN MANAGEMENT LLC UNDER THE DISTRIBUTION AND SHAREHOLDER



                               12 Your Investment

SERVICES PLAN. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.



--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.



                               13 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
SMALL-CAP GROWTH PORTFOLIO PORTFOLIO (CLASS S) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      C0035 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Socially Responsive Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST

Socially Responsive Portfolio (Class I).2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................10

Share Prices.................................................................11

Fund Structure...............................................................12

Distributions and Taxes......................................................12


Portfolio Holdings Policy....................................................14



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
-- normally invests at least 80% of its respective net assets, plus the amount of any borrowings for investment purpose, in equity securities selected in accordance with the Fund's social policy.


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio (Class I)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES
OF
COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in three areas:

--  environmental concerns
--  diversity in the work force
--  progressive employment and workplace practices, and community relations.

The Portfolio Managers typically also look at a company's record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.


While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.


The Fund may change its goal without shareholder approval, although it does not currently intend to do so. While the Fund does not intend to change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities selected in accordance with its social policy, it may do so if it provides shareholders at least 60 days' advance notice.


[GRAPHIC OMITTED]



  MID- AND LARGE-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY PERFORMED MORE LIKE SMALL-CAPS THAN LIKE LARGE-CAPS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER ATTRACTIVE LONG-TERM RETURNS.

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. COMPARED TO MID-CAP COMPANIES, THEY MAY BE LESS RESPONSIVE TO CHANGE, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF MID-CAP COMPANIES, OFTEN WITH LOWER VOLATILITY.


      2 Advisers Management Trust Socially Responsive Portfolio (Class I)

[GRAPHIC OMITTED]



  SOCIAL INVESTING

FUNDS THAT FOLLOW SOCIAL POLICIES SEEK SOMETHING IN ADDITION TO ECONOMIC SUCCESS. THEY ARE DESIGNED TO ALLOW INVESTORS TO PUT THEIR MONEY TO WORK AND ALSO SUPPORT COMPANIES THAT FOLLOW PRINCIPLES OF GOOD CORPORATE CITIZENSHIP.


[GRAPHIC OMITTED]




  FOREIGN STOCKS



THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.



[GRAPHIC OMITTED]



  VALUATION SENSITIVE INVESTING

IN ADDITION TO TRADITIONAL VALUE INVESTING - I.E., LOOKING FOR VALUE AMONG COMPANIES WHOSE STOCK PRICES ARE BELOW THEIR HISTORICAL AVERAGE, BASED ON EARNINGS, CASH FLOW, OR OTHER FINANCIAL MEASURES - WE MAY ALSO BUY A COMPANY'S SHARES IF THEY LOOK MORE FULLY PRICED BASED ON WALL STREET CONSENSUS ESTIMATES OF EARNINGS, BUT STILL INEXPENSIVE RELATIVE TO OUR ESTIMATES. WE LOOK FOR THESE COMPANIES TO RISE IN PRICE AS THEY OUTPERFORM WALL STREET'S EXPECTATIONS, BECAUSE SOME ASPECTS OF THE BUSINESS HAVE NOT BEEN FULLY APPRECIATED OR APPROPRIATELY PRICED BY OTHER INVESTORS.

      3 Advisers Management Trust Socially Responsive Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


The Fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

-- undervalued stocks that do not meet the social criteria could outperform those that do
-- economic or political changes could make certain companies less attractive for investment
-- the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.


The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage". If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. Similar arbitrage opportunities may occur in a Fund which invests in thinly-traded securities, such as the securities of certain mid- or small-capitalization companies. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to such arbitrage opportunties and other potential pricing discrepancies.



      4 Advisers Management Trust Socially Responsive Portfolio (Class I)

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS. THESE INVESTMENTS ARE NOT SUBJECT TO THE FUND'S SOCIAL POLICY.


WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

      5 Advisers Management Trust Socially Responsive Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q2 '03, 14.41%
     WORST QUARTER: Q4 '08, -27.01%






     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008





                                                         Since
                                                       Inception
                            1 Year       5 Years       2/18/1999
 SOCIALLY RESPONSIVE
 PORTFOLIO (CLASS I)       -39.44        -2.15           1.20
 S&P 500 Index             -37.00        -2.19          -1.37
 INDEX DESCRIPTION:
 The S&P Index 500 is an unmanaged index of U.S. stocks.


[GRAPHIC OMITTED]



  PERFORMANCE MEASURES


THE ABOVE INFORMATION PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.


AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.

      6 Advisers Management Trust Socially Responsive Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.83
 Distribution (12b-1)         N/A
  fees
 Other expenses               0.09

-------------------------
 Total annual operating       0.92
  expenses



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.



               1 Year     3 Years     5 Years     10 Years
 Expenses     $94        $293        $509        $1,131


* NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS CONTRACTUALLY AGREED TO REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 12/31/2012, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES ARE LIMITED TO 1.30% OF THE FUND'S AVERAGE DAILY NET ASSET VALUE. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES; CONSEQUENTLY, NET EXPENSES MAY EXCEED THE CONTRACTUAL EXPENSE LIMITATION. THE FUND HAS AGREED TO REPAY NBM FOR EXPENSES REIMBURSED TO THE FUND PROVIDED THAT REPAYMENT DOES NOT CAUSE THE FUND'S ANNUAL OPERATING EXPENSES TO EXCEED ITS EXPENSE LIMITATION. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBM INCURRED THE EXPENSE. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.



[GRAPHIC OMITTED]


         INVESTMENT MANAGER

Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/



      7 Advisers Management Trust Socially Responsive Portfolio (Class I)

31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.83% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory and sub-advisory agreements of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGERS

ARTHUR MORETTI is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He joined each firm and has co-managed the Fund since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.

INGRID S. DYOTT is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. She has been co-Portfolio Manager of the Fund since December 2003 and before that was an Associate Manager of the Fund since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

SAJJAD S. LADIWALA is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He has been an Associate Manager of the Fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

MAMUNDI SUBHAS, CFA is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman, LLC. Mr. Subhas is an Associate Portfolio Manager on the Socially Responsive Equity Team. He has been an Associate Manager of the Fund since
December 2008. He joined the firm in 2001.


Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.

      8 Advisers Management Trust Socially Responsive Portfolio (Class I)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years.



                        Year Ended December 31,                            2004      2005    2006    2007     2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                          Share price (NAV) at beginning of year           12.35    13.99   14.91   16.71     17.91
 PLUS:                    Income from investment operations
                          Net investment income (loss)                     (0.00)    0.08    0.05    0.12      0.11
                          Net gains/losses - realized and unrealized        1.64     0.88    1.98    1.16     (7.13)
                          Subtotal: income from investment operations       1.64     0.96    2.03    1.28     (7.02)
 MINUS:                   Distributions to shareholders
                          Income dividends                                     -        -    0.03    0.02      0.34
                          Capital gain distributions                           -     0.04    0.20    0.06      1.16
                          Subtotal: distributions to shareholders              -     0.04    0.23    0.08      1.50
 EQUALS:                  Share price (NAV) at end of year                 13.99    14.91   16.71   17.91      9.39

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income (loss), as they actually are as well as how they would have been if
 certain expense reimbursement/repayment and/or offset arrangements had not been in effect.
 Net expenses - actual                                                      1.29     1.29    1.06    0.91      0.92
 Gross expenses(1)                                                          1.73     1.33    0.97    0.91      0.92
 Expenses(2)                                                                1.31     1.30    1.07    0.92      0.92
 Net investment income (loss) - actual                                     (0.03)    0.53    0.33    0.65      0.70

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the fund bought and sold securities.
 Total return (%)(3)(4)                                                    13.28     6.86   13.70    7.61    (39.44)
 Net assets at end of year (in millions of dollars)                         21.7     50.5   262.6   557.9      51.6
 Portfolio turnover rate (%)                                                  21       24      56      26        41


THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

THIS INFORMATION DOES NOT REFLECT INSURANCE PRODUCT OR QUALIFIED PLAN EXPENSES. IF SUCH EXPENSES WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT AND/OR WAIVER OF INVESTMENT MANAGEMENT FEE.

(2) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(3) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


(4) WOULD HAVE BEEN LOWER/HIGHER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT REIMBURSED/RECOUPED CERTAIN EXPENSES.


      9 Advisers Management Trust Socially Responsive Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               10 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               11 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class I shares of the Fund.



--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment


                               12 Your Investment
company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


THE FUND HAS A NON-FEE DISTRIBUTION PLAN THAT RECOGNIZES THAT NEUBERGER BERMAN MANAGEMENT LLC MAY USE ITS OWN RESOURCES, INCLUDING REVENUES FROM FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN DISTRIBUTION OF FUND SHARES.

NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO PAY INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS. THESE SERVICES MAY INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE



                               13 Your Investment

INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.


NEUBERGER BERMAN MANAGEMENT LLC DOES NOT RECEIVE ANY SEPARATE FEES FROM THE FUND FOR MAKING THESE PAYMENTS.




--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.



                               14 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
SOCIALLY RESPONSIVE PORTFOLIO (CLASS I) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      A0069 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

[GRAPHIC OMITTED]




PROSPECTUS - MAY 1, 2009


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Socially Responsive Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST

Socially Responsive Portfolio (Class S).2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................10

Share Prices.................................................................11

Fund Structure...............................................................12

Distributions and Taxes......................................................12


Portfolio Holdings Policy....................................................14



THIS PORTFOLIO:
-- is offered to certain life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to certain qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
-- offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if Fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in Fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
-- normally invests at least 80% of its respective net assets, plus the amount of any borrowings for investment purpose, in equity securities selected in accordance with the Fund's social policy.


THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT LLC" AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT LLC(c) 2009 NEUBERGER BERMAN MANAGEMENT LLC. ALL RIGHTS RESERVED.

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio (Class S)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES
OF
COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the Fund invests mainly in common stocks of mid- to large-capitalization companies. The Fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in three areas:

--  environmental concerns
--  diversity in the work force
--  progressive employment and workplace practices, and community relations.

The Portfolio Managers typically also look at a company's record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.


While the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.


The Fund may change its goal without shareholder approval, although it does not currently intend to do so. While the Fund does not intend to change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities selected in accordance with its social policy, it may do so if it provides shareholders at least 60 days' advance notice.


[GRAPHIC OMITTED]



  MID- AND LARGE-CAP STOCKS

MID-CAP STOCKS HAVE HISTORICALLY PERFORMED MORE LIKE SMALL-CAPS THAN LIKE LARGE-CAPS. THEIR PRICES CAN RISE AND FALL SUBSTANTIALLY, ALTHOUGH MANY HAVE THE POTENTIAL TO OFFER ATTRACTIVE LONG-TERM RETURNS.

LARGE-CAP COMPANIES ARE USUALLY WELL ESTABLISHED. COMPARED TO MID-CAP COMPANIES, THEY MAY BE LESS RESPONSIVE TO CHANGE, BUT THEIR RETURNS HAVE SOMETIMES LED THOSE OF MID-CAP COMPANIES, OFTEN WITH LOWER VOLATILITY.


      2 Advisers Management Trust Socially Responsive Portfolio (Class S)

[GRAPHIC OMITTED]



  SOCIAL INVESTING

FUNDS THAT FOLLOW SOCIAL POLICIES SEEK SOMETHING IN ADDITION TO ECONOMIC SUCCESS. THEY ARE DESIGNED TO ALLOW INVESTORS TO PUT THEIR MONEY TO WORK AND ALSO SUPPORT COMPANIES THAT FOLLOW PRINCIPLES OF GOOD CORPORATE CITIZENSHIP.


[GRAPHIC OMITTED]




  FOREIGN STOCKS



THERE ARE MANY PROMISING OPPORTUNITIES FOR INVESTMENT OUTSIDE THE UNITED STATES. FOREIGN MARKETS OFTEN RESPOND TO DIFFERENT FACTORS AND THEREFORE TEND TO FOLLOW CYCLES THAT ARE DIFFERENT FROM EACH OTHER.

FOR THIS REASON, MANY INVESTORS PUT A PORTION OF THEIR PORTFOLIOS IN FOREIGN INVESTMENTS AS A WAY OF GAINING FURTHER DIVERSIFICATION. WHILE FOREIGN STOCK MARKETS CAN BE RISKY, INVESTORS GAIN AN OPPORTUNITY TO ADD POTENTIAL LONG-TERM GROWTH.



[GRAPHIC OMITTED]



  VALUATION SENSITIVE INVESTING

IN ADDITION TO TRADITIONAL VALUE INVESTING - I.E., LOOKING FOR VALUE AMONG COMPANIES WHOSE STOCK PRICES ARE BELOW THEIR HISTORICAL AVERAGE, BASED ON EARNINGS, CASH FLOW, OR OTHER FINANCIAL MEASURES - WE MAY ALSO BUY A COMPANY'S SHARES IF THEY LOOK MORE FULLY PRICED BASED ON WALL STREET CONSENSUS ESTIMATES OF EARNINGS, BUT STILL INEXPENSIVE RELATIVE TO OUR ESTIMATES. WE LOOK FOR THESE COMPANIES TO RISE IN PRICE AS THEY OUTPERFORM WALL STREET'S EXPECTATIONS, BECAUSE SOME ASPECTS OF THE BUSINESS HAVE NOT BEEN FULLY APPRECIATED OR APPROPRIATELY PRICED BY OTHER INVESTORS.

      3 Advisers Management Trust Socially Responsive Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign and in the net asset values of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so. Because the situation is unprecedented and widespread it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market events.


The Fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

-- undervalued stocks that do not meet the social criteria could outperform those that do
-- economic or political changes could make certain companies less attractive for investment
-- the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.


The Fund may invest in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks and they may also be less liquid.

In addition, investing in foreign stocks may also involve a greater risk for excessive trading due to "time-zone arbitrage". If an event occurring after the close of a foreign market, but before the time the Fund computes its current net asset value, causes a change in the price of the foreign stock and such price is not reflected in the Fund's current net asset value, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. Similar arbitrage opportunities may occur in a Fund which invests in thinly-traded securities, such as the securities of certain mid- or small-capitalization companies. The Board of Trustees has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to such arbitrage opportunties and other potential pricing discrepancies.



      4 Advisers Management Trust Socially Responsive Portfolio (Class S)

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS. THESE INVESTMENTS ARE NOT SUBJECT TO THE FUND'S SOCIAL POLICY.


WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

      5 Advisers Management Trust Socially Responsive Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



The table and the chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

     YEAR-BY-YEAR % RETURNS as of 12/31 each year*
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]





     BEST QUARTER: Q2 '03, 14.41%
     WORST QUARTER: Q4 '08, -26.95%






     AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/2008*





                                                         Since
                                                       Inception
                            1 Year       5 Years       2/18/1999
 SOCIALLY RESPONSIVE
 PORTFOLIO (CLASS S)       -39.43        -2.21           1.17
 S&P 500 Index             -37.00        -2.19          -1.37
 INDEX DESCRIPTION:
 The S&P 500 Index is an unmanaged index of U.S. stocks.



 *BECAUSE CLASS S SHARES OF THE FUND COMMENCED OPERATIONS ON MAY 1, 2006, PERFORMANCE FROM THE BEGINNING OF THE MEASUREMENT PERIOD SHOWN ABOVE TO MAY 1, 2006 IS THAT OF THE FUND'S CLASS I SHARES. CLASS S SHARES WOULD HAVE SUBSTANTIALLY SIMILAR PERFORMANCE AS CLASS I SHARES BECAUSE THE CLASSES WOULD BE INVESTED IN THE SAME PORTFOLIO SECURITIES. ANNUAL RETURNS WOULD DIFFER ONLY TO THE EXTENT THAT CLASS I SHARES AND CLASS S SHARES HAVE DIFFERENT EXPENSES. CLASS S SHARES ARE SOLD WITH A DISTRIBUTION AND SERVICE FEE (12B-1) OF 0.25% AND THEREFORE ITS PERFORMANCE WOULD BE SLIGHTLY LOWER THAN THAT OF THE CLASS I SHARES. CLASS I SHARES ARE NOT OFFERED IN THIS PROSPECTUS.



[GRAPHIC OMITTED]



  PERFORMANCE MEASURES


THE ABOVE INFORMATION PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.


AS A FRAME OF REFERENCE, THE TABLE INCLUDES A BROAD-BASED MARKET INDEX. THE FUND'S PERFORMANCE FIGURES INCLUDE ALL OF ITS EXPENSES; THE INDEX DOES NOT INCLUDE COSTS OF INVESTMENT.

      6 Advisers Management Trust Socially Responsive Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The Fund does not charge you any fees for buying, selling, or exchanging shares. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year. You may participate in the Fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table and the expense example do not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table and the expense example do not reflect direct expenses and charges that are, or may be, imposed under your qualified plan, and you should consult your plan administrator for more information.

     FEE TABLE



 SHAREHOLDER FEES             N/A

-------------------------
 ANNUAL OPERATING EXPENSES (% of average
net assets)*
 These are deducted from Fund assets, so
you pay them indirectly.
 Management fees**            0.83
 Distribution (12b-1)         0.25
  fees
 Other expenses               0.19

-------------------------
 Total annual operating       1.27
  expenses

------------------------
 Minus: Expense               0.10
  reimbursement

------------------------
 Net expenses                 1.17



     EXPENSE EXAMPLE


 The example assumes that you invested $10,000 for the periods shown, that your investment earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the fee table to the left. Actual performance and expenses may be higher or lower.




               1 Year     3 Years     5 Years     10 Years
 Expenses     $119       $372        $667        $1,506



* NEUBERGER BERMAN MANAGEMENT LLC ("NBM") HAS UNDERTAKEN THROUGH 12/31/2012 TO REIMBURSE CERTAIN OPERATING EXPENSES, INCLUDING THE COMPENSATION OF NBM AND EXCLUDING TAXES, INTEREST, EXTRAORDINARY EXPENSES, BROKERAGE COMMISSIONS AND TRANSACTION COSTS, THAT EXCEED, IN THE AGGREGATE, 1.17% OF THE AVERAGE DAILY NET ASSET VALUE OF THE FUND; CONSEQUENTLY, NET EXPENSES MAY EXCEED THE EXPENSE LIMITATION. THE EXPENSE LIMITATION AGREEMENT IS CONTRACTUAL AND ANY EXCESS EXPENSES CAN BE REPAID TO NBM WITHIN THREE YEARS OF THE YEAR INCURRED, PROVIDED SUCH RECOUPMENT WOULD NOT CAUSE THE FUND TO EXCEED ITS CONTRACTUAL EXPENSE LIMITATION. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.


** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

      7 Advisers Management Trust Socially Responsive Portfolio (Class S)

INVESTMENT MANAGER
[GRAPHIC OMITTED]




Neuberger Berman Management LLC (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser ("Sub-Adviser") to provide investment research and related services. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. Together, the Neuberger Berman affiliates manage $165 billion in total assets (as of 12/31/2008) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2008, the management/administration fees paid to the Manager were 0.83% of average net assets.

A discussion regarding the basis of the Board of Trustees' approval of the investment advisory contract of the Fund is available in the Fund's annual report for the fiscal year ended December 31, 2008.




PORTFOLIO MANAGERS

ARTHUR MORETTI is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He joined each firm and has co-managed the Fund since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.

INGRID S. DYOTT is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. She has been co-Portfolio Manager of the Fund since December 2003 and before that was an Associate Manager of the Fund since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

SAJJAD S. LADIWALA is a Vice President of Neuberger Berman Management LLC and a Managing Director of Neuberger Berman, LLC. He has been an Associate Manager of the Fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

MAMUNDI SUBHAS, CFA is a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman, LLC. Mr. Subhas is an Associate Portfolio Manager on the Socially Responsive Equity Team. He has been an Associate Manager of the Fund since
December 2008. He joined the firm in 2001.


Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.


      8 Advisers Management Trust Socially Responsive Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



The financial highlights table is intended to help you understand the Fund's financial performance since its inception.



                         Year Ended December 31,                                 2006(1)         2007        2008
 PER-SHARE DATA ($)
 Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to
 investors, and how its share price changed.
                             Share price (NAV) at beginning of year               15.59         16.69        17.86
 PLUS:                       Income from investment operations
                             Net investment income (loss)                          0.02          0.06         0.06
                             Net gains/losses - realized and unrealized            1.08          1.17        (7.06)
                             Subtotal: income from investment operations           1.10          1.23        (7.00)
 MINUS:                      Distributions to shareholders
                             Income dividends                                         -             -         0.29
                             Capital gain distributions                               -          0.06         1.16
                             Subtotal: distributions to shareholders                  -          0.06         1.45
 EQUALS:                     Share price (NAV) at end of year                     16.69         17.86         9.41

-----------
 RATIOS (% OF AVERAGE NET ASSETS)
 The ratios show the Fund's expenses and net investment income (loss), as they actually are as well as how they would have been if
 certain expense reimbursement and/or offset arrangements had not been in effect.
 Net expenses - actual                                                                 1.16(2)       1.16         1.17
 Gross expenses(3)                                                                     1.18(2)       1.16         1.26
 Expenses(4)                                                                           1.17(2)       1.17         1.17
 Net investment income (loss) - actual                                                 0.16(2)       0.37         0.40

-----------
 OTHER DATA
 Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested.
 The turnover rate reflects how actively the fund bought and sold securities.
 Total return (%)(5)(6)                                                                7.06(7)       7.37       (39.43)
 Net assets at end of year (in millions of dollars)                                    91.6          90.2         50.1
 Portfolio
 turnover
 rate (%)                                                                            56(8)         26           41


THE ABOVE FIGURES HAVE BEEN AUDITED BY ERNST & YOUNG LLP, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 5/1/2006 (BEGINNING OF OPERATIONS) TO 12/31/2006.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT AND/OR WAIVER OF INVESTMENT MANAGEMENT FEE.

(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.

(5) DOES NOT REFLECT CHARGES AND OTHER EXPENSES THAT APPLY TO THE SEPARATE ACCOUNT OR THE RELATED INSURANCE POLICIES. QUALIFIED PLANS THAT ARE DIRECT SHAREHOLDERS OF THE FUND ARE NOT AFFECTED BY INSURANCE RELATED EXPENSES.


(6) WOULD HAVE BEEN LOWER/HIGHER IF NEUBERGER BERMAN MANAGEMENT LLC HAD NOT REIMBURSED/RECOUPED CERTAIN EXPENSES.


(7) NOT ANNUALIZED.

(8) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE INDICATED WAS FOR THE YEAR ENDED DECEMBER 31, 2006.

      9 Advisers Management Trust Socially Responsive Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
-- satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent purchases, exchanges and redemptions in fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; or change, suspend or revoke the exchange privilege. These policies and procedures are applied consistently to all shareholders.


Neuberger Berman Management LLC applies the Fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. The Fund generally requires insurance companies and qualified plan administrators to enter into agreements with the Fund to enable the Fund to implement and enforce its market-timing policies and procedures. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund and Neuberger Berman Management LLC to monitor exchange or purchase orders by individual variable contract owners or qualified plan participants that are submitted to the Fund on an aggregated basis by insurance companies or qualified plans may be limited. Accordingly, there can be no assurance that the Fund or Neuberger Berman Management LLC will be able to mitigate or eliminate all market-timing activities.


Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in


                               10 Your Investment
the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--   SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.


The Fund generally is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. However, the Fund will not be opened for business on Columbus Day and Veterans Day even if the Exchange is open, when fixed income securities generally will not be traded on those days. The Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell Fund shares. The Fund's share price, however, will not change until the next time it is calculated.



[GRAPHIC OMITTED]



  SHARE PRICE CALCULATIONS

THE PRICE OF A SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS MINUS ITS LIABILITIES, DIVIDED BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. BECAUSE THE VALUE OF THE FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.

THE FUND VALUES EQUITY SECURITIES BY USING MARKET PRICES, AND VALUES DEBT SECURITIES USING BID QUOTATIONS FROM INDEPENDENT PRICING SERVICES OR PRINCIPAL MARKET MARKERS. THE FUND MAY VALUE SHORT-TERM SECURITIES WITH REMAINING MATURITIES OF LESS THAN 60 DAYS AT COST; THESE VALUES, WHEN COMBINED WITH INTEREST EARNED, APPROXIMATE MARKET VALUE.


IN CERTAIN CASES, EVENTS THAT OCCUR AFTER MARKETS HAVE CLOSED MAY RENDER CERTAIN PRICES UNRELIABLE OR RELIABLE MARKET QUOTES MAY NOT BE AVAILABLE. WHEN A MARKET PRICE IS NOT AVAILABLE OR THE FUND BELIEVES A MARKET PRICE DOES NOT REFLECT THE AMOUNT THAT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. THE FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. THE FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, ESPECIALLY IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THESE SECURITIES OCCUR BETWEEN THE TIME THAT THE FOREIGN MARKET CLOSES AND THE TIME THE NEW YORK STOCK EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER; (2) GOVERNMENTAL ACTIONS THAT


                               11 Your Investment

AFFECT SECURITIES IN ONE SECTOR OR COUNTRY; (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION; OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS.

THE USE OF FAIR VALUE ESTIMATES COULD AFFECT THE FUND'S SHARE PRICE. ESTIMATED FAIR VALUE MAY INVOLVE GREATER RELIANCE ON THE MANAGER'S JUDGMENT AND AVAILABLE DATA BEARING ON THE VALUE OF THE SECURITY AND THE STATE OF THE MARKETS, WHICH MAY BE INCOMPLETE. THE ESTIMATED FAIR VALUE OF A SECURITY MAY DIFFER FROM THE VALUE THAT WOULD HAVE BEEN ASSIGNED TO A SECURITY HAD OTHER SOURCES, SUCH AS THE LAST TRADE PRICE, BEEN USED AND, BECAUSE IT IS AN ESTIMATE, IT MAY NOT REFLECT THE PRICE THAT THE FUND WOULD ACTUALLY OBTAIN IF IT WERE TO SELL THE SECURITY.

BECAUSE FOREIGN MARKETS MAY BE OPEN ON DAYS WHEN U.S. MARKETS ARE CLOSED, THE VALUE OF FOREIGN SECURITIES OWNED BY A FUND COULD CHANGE ON DAYS WHEN YOU CAN'T BUY OR SELL FUND SHARES. REMEMBER, THOUGH, ANY PURCHASE OR SALE TAKES PLACE AT THE NEXT SHARE PRICE CALCULATED AFTER YOUR ORDER IS ACCEPTED.



--   FUND STRUCTURE

While Neuberger Berman Management LLC and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class S shares of the Fund.



--   DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.


HOW DISTRIBUTIONS AND TRANSACTIONS ARE TAXED -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.


OTHER TAX-RELATED CONSIDERATIONS -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment


                               12 Your Investment
company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  INSURANCE AND QUALIFIED PLAN EXPENSES


THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT LLC. THE FEE INFORMATION HERE DOES NOT INCLUDE THE FEES AND EXPENSES CHARGED BY YOUR INSURANCE COMPANY UNDER YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN; FOR THOSE FEES, YOU WILL NEED TO SEE THE PROSPECTUS FOR YOUR VARIABLE CONTRACT OR YOUR QUALIFIED PLAN DOCUMENTATION.



[GRAPHIC OMITTED]



  DISTRIBUTION AND SERVICES


CLASS S SHARES OF THE FUND HAVE A DISTRIBUTION AND SHAREHOLDER SERVICES PLAN (ALSO KNOWN AS A "12B-1 PLAN") THAT PROVIDES FOR PAYMENT TO NEUBERGER BERMAN MANAGEMENT LLC OF A FEE IN THE AMOUNT OF 0.25% ("12B-1 FEE") PER YEAR OF THE FUND'S ASSETS. THE 12B-1 FEE COMPENSATES NEUBERGER BERMAN MANAGEMENT LLC FOR DISTRIBUTION AND SHAREHOLDER SERVICES TO THE FUND. BECAUSE THESE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THESE FEES WILL INCREASE THE COST OF YOUR INVESTMENT AND OVER TIME MAY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES (WHICH THE FUND DOES NOT HAVE).

NEUBERGER BERMAN MANAGEMENT LLC MAY, IN TURN, PAY ALL OR A PORTION OF THE PROCEEDS FROM THE 12B-1 FEE TO INSURANCE COMPANIES OR THEIR AFFILIATES AND QUALIFIED PLAN ADMINISTRATORS ("INTERMEDIARIES") FOR SERVICES THEY PROVIDE RESPECTING THE FUND TO CURRENT AND PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS THAT INVEST IN THE FUND THROUGH THE INTERMEDIARIES. THESE SERVICES MAY



                               13 Your Investment

INCLUDE PROVIDING INFORMATION ABOUT THE FUND, TELESERVICING SUPPORT, AND DELIVERING FUND DOCUMENTS, AMONG OTHERS. PAYMENT FOR THESE SERVICES MAY HELP PROMOTE THE SALE OF THE FUND'S SHARES. NEUBERGER BERMAN MANAGEMENT LLC MAY ALSO USE ITS OWN RESOURCES, INCLUDING REVENUES FROM OTHER FEES PAID TO NEUBERGER BERMAN MANAGEMENT LLC FROM THE FUND, TO PAY EXPENSES FOR SERVICES PRIMARILY INTENDED TO RESULT IN THE DISTRIBUTION OF THE FUND'S SHARES. AMOUNTS PAID TO INTERMEDIARIES MAY BE GREATER OR LESS THAN THE 12B-1 FEE PAID TO NEUBERGER BERMAN MANAGEMENT LLC UNDER THE DISTRIBUTION AND SHAREHOLDER SERVICES PLAN. THESE PAYMENTS MAY ENCOURAGE INTERMEDIARIES PARTICIPATING IN THE FUND TO RENDER SERVICES TO VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND MAY ALSO PROVIDE INCENTIVE FOR THE INTERMEDIARIES TO MAKE THE FUND'S SHARES AVAILABLE TO THEIR CURRENT OR PROSPECTIVE VARIABLE CONTRACT OWNERS AND QUALIFIED PLAN PARTICIPANTS, AND THEREFORE PROMOTE DISTRIBUTION OF THE FUND'S SHARES.




--   PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com 15-30 days after each month-end. The

Fund's complete portfolio holdings will remain available at www.nb.com until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.



                               14 Your Investment

[GRAPHIC OMITTED]



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) SHARES


If you'd like further details on this Fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the Fund's recent performance, including:

-- a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.


Investment manager: NEUBERGER BERMAN MANAGEMENT LLC

Sub-adviser: NEUBERGER BERMAN, LLC


[GRAPHIC OMITTED]



      OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:



NEUBERGER BERMAN MANAGEMENT LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, 100 F STREET, N.E., WASHINGTON DC 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEB SITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.

[GRAPHIC OMITTED]


      G0086 05/09 SEC file number: 811-4255



[GRAPHIC OMITTED]


Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180
SHAREHOLDER SERVICES
800.877.9700
INSTITUTIONAL SERVICES
800.366.6264

www.nb.com

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 1, 2009

     The Balanced Portfolio, Growth Portfolio, Guardian Portfolio, International Portfolio, International Large Cap Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio, Real Estate Portfolio, Regency Portfolio, Short Duration Bond Portfolio, Small-Cap Growth Portfolio and Socially Responsive Portfolio (each a "Fund") of Neuberger Berman Advisers Management Trust ("Trust") are mutual funds that offer shares pursuant to Prospectuses dated May 1, 2009 (the "Prospectuses").

     Shares of the Funds are sold to insurance company separate accounts, so that the Funds may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies.

     The Funds' Prospectuses provide the basic information that an investor should know before investing in the Funds. You can get a free copy of the Prospectuses from Neuberger Berman Management LLC ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 1-800-877-9700. You should read the Prospectuses carefully before investing in the Funds.

     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectuses.

     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management LLC" and the Funds named in this SAI are either service marks or registered trademarks of Neuberger Berman Management LLC. (c)2009 Neuberger Berman Management LLC. All rights reserved.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION                                                         1

         Investment Policies and Limitations                                   1

         Temporary Defensive Positions and Cash Management                     5

         Rating Agencies                                                       6

         Additional Investment Information                                     6

TRUSTEES AND OFFICERS                                                         51

         Information about the Board of Trustees                              51

         Information about the Officers of the Trust                          57

         The Board of Trustees                                                59

TABLE OF COMPENSATION                                                         62

         Ownership of Securities                                              63

         Independent Trustees Ownership of Securities                         64

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                           65

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES                             69

         Management and Control of NB Management, Neuberger Berman and
              Lehman Brothers Asset Management                                69

         Investment Manager                                                   70

         Management and Administration Fees                                   71

         Expense Limitations                                                  72

         Sub-Adviser                                                          74

         Investment Companies Advised                                         75

DISTRIBUTION ARRANGEMENTS                                                     76

         Distributor                                                          76

                  A.  Distribution Plan (Class I)                             77

                  B.  Distribution and Shareholder Services Plan (Class S)    78

         Revenue Sharing                                                      79

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                81

         Share Prices and Net Asset Value                                     81

         Suspension of Redemptions                                            83

         Redemptions in Kind                                                  83

         Market Timing                                                        83

DIVIDENDS AND OTHER DISTRIBUTIONS                                             84

ADDITIONAL TAX INFORMATION                                                    84

         Taxation of Each Fund                                                84

         Subchapter M                                                         84

         Section 817(h)                                                       85

         Tax Aspects of the Investments of the Funds                          86

PORTFOLIO MANAGERS                                                            90

         Other Accounts Managed                                               90

         Conflicts of Interest                                                91

         Portfolio Manager Compensation                                       92

         Securities Ownership                                                 93

PORTFOLIO TRANSACTIONS                                                        94

CODES OF ETHICS                                                              100

PORTFOLIO TURNOVER                                                           101

PROXY VOTING                                                                 101

PORTFOLIO HOLDINGS DISCLOSURE                                                102

         Portfolio Holdings Disclosure Policy                                102

         Portfolio Holdings Disclosure Procedures                            103

         Portfolio Holdings Approved Recipients                              104

REPORTS TO SHAREHOLDERS                                                      105

INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS        105

CUSTODIAN AND TRANSFER AGENT                                                 106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                106

LEGAL COUNSEL                                                                107

REGISTRATION STATEMENT                                                       107

FINANCIAL STATEMENTS                                                         107

APPENDIX A  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER                  A-1

                             INVESTMENT INFORMATION

     Each Fund is a separate series of the Trust, a Delaware statutory trust organized on May 23, 1994 and registered with the U.S. Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks to achieve its investment objective by investing in accordance with its investment objective and policies. The Funds are managed by NB Management.

     Prior to May 1,  2000,  certain  of the Funds  invested  through a two-tier
master/feeder   structure  Balanced  Portfolio,   Growth  Portfolio,   Guardian
Portfolio, International Portfolio, Short Duration Bond Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio and Socially Responsive Portfolio). Rather than investing directly in securities, each of those Funds invested all of its respective assets in another fund that served as a corresponding "master series." All of the master series were separate series of an investment company named Advisers Managers Trust. The master series, in turn, invested in portfolio securities. Effective May 1, 2000, the Balanced Portfolio, Growth Portfolio, Guardian Portfolio, International Portfolio, Short Duration Bond Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio and Socially Responsive Portfolio converted to a conventional one-tier structure. Each such Fund, to the extent such Fund was operational, redeemed its investment in its corresponding master series in return for delivery of the series' portfolio securities, at current net asset value, subject to the liabilities of the master series. Accordingly, each such Fund received the investment securities of its corresponding master series and will continue to hold portfolio securities directly.

     The following information supplements the discussion in the Prospectuses of the investment objective, policies and limitations of each Fund. Unless otherwise specified, those investment objectives, policies and limitations are not fundamental and may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment objectives, policies and limitations of a Fund may not be changed without the approval of the lesser of: (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented; or (2) a majority of the outstanding shares of the Fund. These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations

     Each Fund has its own fundamental and non-fundamental investment policies and limitations, as discussed below.

     Except for the limitation on borrowing and, with respect to Short Duration Bond Portfolio, the limitation on illiquid securities, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing, as applicable, or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The Funds' fundamental investment policies and limitations are as follows:

     1. Borrowing. Each Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment (except for International and International Large Cap Portfolios which may borrow for leveraging or investment) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. Commodities. Each Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures and foreign currencies and forward contracts but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

     For purposes of the limitations on commodities, the Funds do not consider foreign currencies or forward contracts to be physical commodities.

     3. Diversification. Each Fund (except for Real Estate Portfolio) may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. Real Estate Portfolio is non-diversified under the 1940 Act.

     4. Industry Concentration. Each Fund (except Real Estate Portfolio) may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of (i) securities issued or guaranteed by the U.S. Government and Agency Securities, or (ii) investments by all Funds (except International, International Large Cap and Partners Portfolios) in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. Real Estate Portfolio will invest more than 25% of its assets in the real estate industry.

     Please note that for purposes of the investment limitation on concentration in a particular industry, NB Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Fund's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of a Fund without credit support, the Fund treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities or asset-backed securities, the Trust takes the position that such securities do not represent interests in any particular "industry" or group of industries. In addition, also for purposes of the investment limitation on concentration in a particular industry, certificates of deposit ("CD") are interpreted to include similar types of time deposits.

     In addition, for purposes of the limitation on industry concentration, please note that the International Large Cap Portfolio relies on the Global Industry Classification Standard, which considers diversified commercial banks and regional commercial banks to be separate industries.

     5. Lending. Each Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. Real Estate. Each Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein. The Real Estate Portfolio may: (i) invest in securities of issuers that mortgage, invest, or deal in real estate or interests therein; (ii) invest in securities that are secured by real estate or interests therein; (iii) purchase and sell mortgage related securities; (iv) hold and sell real estate acquired by the Real Estate Portfolio as a result of the ownership of securities; and (v) invest in real estate investment trusts of any kind.

     7. Senior Securities. Each Fund may not issue senior securities, except as permitted under the 1940 Act.

     8. Underwriting. Each Fund may not underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     9. Investment through a Master/Feeder Structure. Notwithstanding any other investment policy, each Fund may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund. Currently, the Funds do not utilize this policy. Rather, each Fund invests directly in securities.

     The following non-fundamental investment policies and limitations apply to all Funds unless otherwise indicated.

     1. Borrowing. (All Funds except International and International Large Cap Portfolios). Each Fund may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

     2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, each Fund may not make any loans other than securities loans.

     3. Margin Transactions. Each Fund may not purchase securities on margin from brokers or other lenders except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. For all Funds margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

     4. Illiquid Securities. Each Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

     5. Investments in Any One Issuer. (Real Estate Portfolio). At the close of each quarter of the Fund's taxable year, (i) no more than 25% of the value of its total assets will be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of the value of its total assets will be invested in the securities of a single issuer. These limitations do not apply to U.S. government securities, as defined for federal tax purposes, or securities of another regulated investment company.

     6. Foreign Securities. (Balanced (equity securities portfolio), Growth, Guardian, Mid-Cap Growth, Partners, Real Estate, Regency, Socially Responsive, Short Duration Bond and Small-Cap Growth Portfolios). These Funds may not invest more than 10% (20% in case of Guardian, Mid-Cap Growth, Partners, Regency and Socially Responsive Portfolios and 25% in case of Short Duration Bond Portfolio) of the value of their total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

     7. Pledging. (Guardian Portfolio). The Fund may not pledge or hypothecate any of its assets, except that the Fund may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Fund to a mutual insurance company of which the Fund is a member.

     The other Funds are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

     8. Social Policy. (Socially Responsive Portfolio). The Fund may not purchase securities of issuers who derive more than 5% of their total revenue from the production of alcohol, tobacco, weapons, or nuclear power and may not purchase securities of issuers deriving more than 5% of total revenue from gambling.

     The Fund shall normally invest at least 80% of its net assets, plus 80% of any borrowings for investment purposes, in equity securities selected in accordance with its social policy. The Fund will not alter this policy without providing at least 60 days' prior notice to shareholders.

     9. Debt Securities. (Short Duration Bond Portfolio). The Fund shall normally invest at least 80% of its net assets, plus 80% of any borrowings for investment purposes, in bonds and other debt securities. The Fund will not alter this policy without providing at least 60 days' prior notice to shareholders.

     10. Small-Cap Companies (Small-Cap Growth Portfolio). The Fund shall normally invest at least 80% of its net assets, plus 80% of any borrowings for investment purposes, in small capitalization companies. The Fund will not alter this policy without providing at least 60 days' prior notice to shareholders.

     11. Mid-Cap Companies. (Mid-Cap Growth Portfolio). The Fund shall normally invest at least 80% of its net assets, plus 80% of any borrowings for investment purposes, in mid capitalization companies. The Fund will not alter this policy without providing at least 60 days' prior notice to shareholders.

     12. Large-Cap Companies. (International Large Cap Portfolio). The Fund shall normally invest at least 80% of its net assets, plus 80% of any borrowings for investment purposes, in large-capitalization companies. The Fund will not alter this policy without providing at least 60 days' prior notice to shareholders.

     13. Real Estate Companies. (Real Estate Portfolio). The Fund shall normally invest at least 80% of its net assets, plus 80% of any borrowings for investment purposes, in equity securities issued by real estate investments trusts and common stocks and other securities issued by real estate companies. The Fund will not alter this policy without providing at least 60 days' prior notice to shareholders.

Temporary Defensive Positions and Cash Management

     For temporary defensive purposes or to manage cash pending investment or payout, each Fund (except International, International Large Cap and Socially Responsive Portfolios) may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, money market funds and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Balanced (debt securities portion) and Short Duration Bond Portfolios may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which Balanced (debt securities portion) and Short Duration Bond Portfolios normally invest.

     Any part of Socially Responsive Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when NB Management believes that significant adverse market, economic, political, or other circumstances require prompt action to avoid losses. Generally, the foregoing temporary investments for Socially Responsive Portfolio are selected with a concern for the social impact of each investment.

     For temporary defensive purposes or to manage cash pending investment or payout, each of International and International Large Cap Portfolios may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. International and International Large Cap Portfolios may also invest in such instruments to increase liquidity or to provide collateral to be segregated.

     In reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude the Fund from paying a sales charge, as defined in Rule 2830(b) of the Conduct Rules of the Financial Industry Regulatory Authority ("FINRA") ("sales charge"), or service fee, as defined in Rule 2830(b)(9) of those rules, in connection with its purchase or redemption of a money market fund's or an unregistered fund's shares, or the Fund's investment adviser must waive a sufficient amount of its advisory fee to offset any such sales charge or service fee.

     In addition, pursuant to an exemptive order received from the SEC, a Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. Money market funds and unregistered funds do not necessarily invest in accordance with the Socially Responsive Portfolio's social policy.

Rating Agencies

     Each Fund may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. The Funds may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Funds may permissibly invest.

Additional Investment Information

     Some or all of the Funds, as indicated below, may make the following investments, among others, some of which are part of the Funds' principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectuses. They may not buy all of the types of securities or use all of the investment techniques that are described. As used herein, "Equity Funds" refers to Balanced (equity securities portion), Growth, Guardian, International, International Large Cap, Mid-Cap Growth, Partners, Real Estate, Regency, Small-Cap Growth and Socially Responsive Portfolios. "Income Funds" refers to Balanced (debt securities portion) and Short Duration Bond Portfolios. Each Equity Fund invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Fund's total assets. Of course, each Fund's holdings are subject to change.

                                      * * *

     Illiquid Securities. (All Funds). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the U.S. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by a Fund may be subject to legal restrictions which could be costly to the Fund.

     Policies and Limitations. No Fund may purchase any securities if, as a result, more than 15% of its net assets would be invested in illiquid securities.

     Repurchase Agreements. (All Funds). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System (or with respect to International and International Large Cap Portfolios, from a foreign bank or from a U.S. branch or agency of a foreign bank), or from a securities dealer, that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If International or International Large Cap Portfolio enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

     Policies and Limitations. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities. No Fund may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 15% of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

     Securities Loans. (All Funds). Each Fund may lend portfolio securities to banks, brokerage firms, or institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Funds do not have the right to vote on securities during the term of the loan. However, it is each Fund's policy to attempt to terminate loans in time to vote those proxies that the Fund has determined are material to the interests of the Fund. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral would satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with conditions of an SEC exemptive order, a Fund can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC exemptive order. The Funds may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

     Policies and Limitations. Each Fund may lend securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities borrowed from a Fund by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities) of the market value of the loaned securities, which will also be marked to market daily. See the section entitled "Temporary Defensive Positions and Cash Management" for information on how the cash collateral may be invested. For purposes of each Fund's investment goal and strategies any requirements that a certain percentage of a Fund's assets be invested in a certain fashion shall not apply to cash collateral from securities lending activities and income earned on reinvestment of that cash collateral. Securities lending by Socially Responsive Portfolio is not subject to the Social Policy.

     Restricted Securities and Rule 144A Securities. (All Funds). Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A, and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflect fair value.

     Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities.

     Commercial Paper. (All Funds). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

     Policies and Limitations. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities. The Equity Funds may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. International and International Large Cap Portfolios may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

     Reverse Repurchase Agreements. (All Funds). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

     Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian or designate on its records as segregated cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Fund's obligations under the agreement.

     Banking and Savings Institution Securities. (All Funds). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

     A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

     Leverage. (International and International Large Cap Portfolios). Each Fund may engage in transactions that have the effect of leverage. Each of International and International Large Cap Portfolios may make investments when borrowings are outstanding. Leverage creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may amplify changes in a Fund's NAV. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, a Fund's net income will be greater than it would be if leveraging were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than if leveraging were not used, and therefore the amount available for distribution to a Fund's shareholders as dividends will be reduced.

     Policies and Limitations. Generally, the Funds do not intend to use leverage for investment purposes. They may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Funds' investment limitations.

     Foreign Securities. (All Funds). Each Fund may invest in U.S. dollar-denominated securities issued by foreign issuers and foreign branches of U.S. banks, including negotiable CDs, banker's acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments and quasi-governmental organizations.

     While the Funds (except International and International Large Cap Portfolios) may invest in foreign securities to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad. There are also risks caused by different laws and customs governing securities tracking, and possibly limited access to the courts to enforce a Fund's rights as an investor.

     Each Fund also may invest in equity (except Short Duration Bond Portfolio), debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, with respect to all Funds except Short Duration Bond Portfolio, (2) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscating taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions.

     Foreign securities often trade with less frequency and in less volume than domestic securities and may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities, or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

     Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Investing in foreign securities may involve a risk that investors will engage in excessive trading in shares of a Fund due to "time-zone arbitrage." If the price of a portfolio security traded in a foreign market changes by the time the Fund computes its current net asset value, and the change in price is not reflected in the Fund's current net asset value, some investors may attempt to take advantage of these pricing discrepancies by trading in the Fund's shares. This could be harmful to long-term shareholders.

     The Funds (except Short Duration Bond Portfolio) may invest in American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global
Depository Receipts ("GDRs"), and International Depository Receipts ("IDRs"). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and

IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

     Policies and Limitations. In order to limit the risks inherent in investing in foreign currency denominated securities, each of Balanced (equity securities portion), Growth, Real Estate and Small-Cap Growth Portfolios may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Short Duration Bond Portfolio may not purchase securities denominated in or indexed to foreign currencies, if, as a result, more than 25% of its total assets (taken at market value) would be invested in such securities. Guardian, Mid-Cap Growth, Partners, Regency and Socially Responsive Portfolio may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, no Fund is restricted in the amount it may invest in securities denominated in any one foreign currency. International and International Large Cap Portfolios invest primarily in foreign securities.

     Investments in securities of foreign issuers are subject to each Fund's quality, and, with respect to the Income Funds, maturity and duration standards. Each Fund (except International and International Large Cap Portfolios) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

     Japanese Investments. The Funds may invest in foreign securities, including securities of Japanese issuers. From time to time International and International Large Cap Portfolio may invest a significant portion of its assets in securities of Japanese issuers. The performance of these two Funds may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan experienced a severe recession in the 1990s, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicated that there may be structural weaknesses in the Japanese financial system. After a few years of mild recovery in the mid-2000s, the Japanese economy is falling into another recession as the current global economic crisis spreads. The effects of these economic downturns may be felt for a considerable period and are being exacerbated by the currency exchange rate.

     Japan's economy is heavily dependent on international trade. Japan has few natural resources and must export to pay for its imports of these basic requirements, especially, for example, oil. Meanwhile, its aging and shrinking population increases the cost of the country's pension and public welfare system and lowers domestic demand, making Japan more dependent on exports to sustain its economy. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

     Variable  or  Floating  Rate  Securities;   Demand  and  Put  Features  and
Guarantees. (All Funds). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the quality standards applicable to obligations purchased by the Fund. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by demand features or put options, permitting the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of credit enhancements in purchasing these securities.

     Policies and Limitations. No Fund may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit.

     Mortgage-Backed Securities. (Real Estate Portfolio and Income Funds). Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality such as the Government National Mortgage Association ("GNMA") (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement.

     Fannie Mae and Freddie Mac hold or guarantee approximately $5 trillion worth of mortgages. The value of the companies' securities has fallen sharply in 2008 due to concerns that the companies do not have sufficient capital to offset losses resulting from the mortgage crisis. Fannie Mae and Freddie Mac have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

     On September 7, 2008, the Federal Housing Finance Agency ("FHFA"), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac's assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced.

Additionally, Fannie Mae and Freddie Mac are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10% per year until stabilizing at a lower, less risky size. The effect that the FHFA's conservatorship will have on Fannie Mae and Freddie Mac's debt and equities is unclear.

     Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

     Because mortgages may be repaid early, the actual maturity and duration of mortgage-backed securities would be typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Funds use an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

     Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

     Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers), including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, may support timely payment of interest and principal of non-governmental pools. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet the Fund's quality standards. NB Management will, consistent with the Fund's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

     Some of the mortgage-backed securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings. The value of these instruments may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of concerns about their transparency. These instruments may not be liquid.

     Policies and Limitations. A Fund may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities.

     Dollar Rolls. (Income Funds). In a "dollar roll", a Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash-equivalent securities position that matures (or can be sold and settled) on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to dollar rolls.

     Policies  and  Limitations.  Dollar  rolls are  considered  borrowings  for
purposes  of  each  Fund's  investment   policies  and  limitations   concerning
borrowings.

     Forward Commitments (International and International Large Cap Portfolios) and When-Issued Securities (International, International Large Cap, Partners and Regency

Portfolios and Income Funds). The Funds may purchase securities (including, with respect to Income Funds, mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates) on a when-issued basis and International and International Large Cap Portfolios may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily within two months although the Funds may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued purchases and forward commitment transactions enable a Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, International Portfolio or International Large Cap Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

     The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date the Fund reflects the agreement to purchase the securities on its books. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When International Portfolio or International Large Cap Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Portfolio's NAV as long as the commitment to sell remains in effect.

     Policies and Limitations. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions.

     When a Fund purchases securities on a when-issued basis, it will deposit, in a segregated account with its custodian, or designate on its records as segregated, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the portfolio securities will be held in a segregated account, or the portfolio securities will be designated on the Fund's records as segregated while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

     Real Estate-Related Instruments. (Equity Funds). The Funds may invest in securities issued by real estate companies. Under normal conditions at least 80% of the Real Estate Portfolio's net assets, plus borrowing for investment purposes, will be invested in the securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Under normal conditions the Real Estate Portfolio may invest up to 20% of its net assets in securities of companies not primarily engaged in the real estate industry.

     The Funds will not directly invest in real estate, but rather in securities issued by real estate companies. Investments in these securities are subject to the risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

     Real estate-related instruments include real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

     REITs are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. Interests in Mortgage REITs, although they are equity securities, can be subject to many of the same risks as mortgage-backed securities.

     The types of REITs described above are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the

Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

     The shares of REITs are subject to the REIT's management fees and other expenses. Therefore, investments in REITs will cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments will consist of equity REITs.

     Technology Securities. (All Funds) These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing
which   may   increase   their   volatility.   Competitive   pressures   in  the
technology-related industries also may have a significant effect on the performance of technology securities.

     The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

     Master Limited Partnerships. (All Funds) Master limited partnerships ("MLPs") are limited partnerships (or similar entities) in which the ownership units (i.e., limited partnership interests) are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter ("OTC") market. Many MLPs operate in the oil and gas related businesses, including energy processing and distribution. Many MLPs are pass-through entities that generally are taxed at the unitholder level and are not subject to federal or state income tax at the partnership level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its unitholders. Distributions from an MLP may consist in part of a return of capital. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

     Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

     The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Although unitholders of an MLP are generally limited in their liability, similar to a corporation's shareholders, creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distribution was paid. This liability may stay attached to the unitholder even after the units are sold.

         Futures, Options on Futures, Options on Securities and Indices,
                    Forward Contracts, and Options on Foreign
               Currencies (collectively, "Financial Instruments")

     Futures Contracts and Options Thereon. (All Funds). Each of Mid-Cap Growth, Real Estate and Socially Responsive Portfolios may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Funds view investment in (i) single stock, interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

     Income Funds may purchase and sell interest rate and bond index futures contracts and options thereon, and may purchase and sell foreign currency futures contracts and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures permits a Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Funds view investments in
(1) single stock, interest rate and bond index futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency futures and options thereon primarily as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Funds.

     International and International Large Cap Portfolios may enter into futures contracts on currencies, debt securities, interest rates, and securities indices that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

     International and International Large Cap Portfolios may sell futures contracts in order to offset a possible decline in the value of their portfolio securities. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. Each Fund may purchase futures contracts in order to fix what NB Management believes to be a favorable price for securities that Fund intends to purchase. If a futures contract is purchased by a Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for differences in historical volatility between positions International and International Large Cap Portfolios wish to hedge and the standardized futures contracts available to it, each Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

     With respect to currency futures, International and International Large Cap Portfolios may sell a futures contract or a call option, or they may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, each Fund may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in that currency and which the Fund intends to purchase. Each Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in each Fund.

     For the purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

     A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

     U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

     Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

     "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements,  the Fund will be required to make an  additional  margin  deposit
("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Fund. In computing their NAVs, the Funds mark to market the value of their open futures positions. Each Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

     Although each Fund believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. Further, an appropriate futures contract may not be available even if the portfolio manager wishes to enter into one. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

     Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

     Single stock and narrow-based security index futures and options thereon have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF. Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

     Policies and Limitations. Mid-Cap Growth, Real Estate and Socially Responsive Portfolios each may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. These Funds do not engage in transactions in futures and options on futures for speculation. The use of futures and options on futures by Socially Responsive Portfolio is not subject to that Fund's social policy.

     International and International Large Cap Portfolios may purchase and sell futures for bona fide hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (i.e., in an effort to enhance income). Each Fund may also purchase and write put and call options on such futures contracts for bona fide hedging and non-hedging purposes.

     Income Funds may purchase and sell interest rate and bond index futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Funds engage in foreign currency futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Neither Fund engages in transactions in futures or options thereon for speculation.

     Each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, NB Management may use such futures and options to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     Call Options on Securities. (All Funds). Balanced, Guardian, International, International Large Cap, Mid-Cap Growth, Real Estate, Regency, Short Duration Bond and Socially Responsive Portfolios may write covered call options and may purchase call options on securities. Each of the other Funds may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's
NAV) or to earn premium income. Fund securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

     When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

     The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk, but is capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

     If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

     When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

     Policies and Limitations. (Income Funds). Each Fund may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. Each Fund may write covered call options for the purpose of producing income. Each Fund will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

     (Equity Funds). Balanced (equity securities portion), Guardian, International, International Large Cap, Mid-Cap Growth, Real Estate, Regency and Socially Responsive Portfolios may write covered call options and may purchase call options on securities. Each other Equity Fund may write covered call options and may purchase call options in related closing transactions. Each Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do).

     A Fund would purchase a call option to offset a previously written call option. Each of Balanced, Guardian, Mid-Cap Growth, Real Estate, Regency, Short Duration Bond and Socially Responsive Portfolios also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. The use of call options on securities by Socially Responsive Portfolio is not subject to the Social Policy. International and International Large Cap Portfolios may purchase call options for hedging or non-hedging purposes.

     Put Options on Securities. (Balanced, Guardian, International, International Large Cap, Mid-Cap Growth, Partners, Real Estate, Regency, Short Duration Bond, and Socially Responsive Portfolios). Each of these Funds may write and purchase put options on securities. Each Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. Each Fund may be obligated to purchase the underlying security at more than its current value.

     When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

     Fund securities on which put options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

     Policies and Limitations. Guardian, International, International Large Cap, Mid-Cap Growth, Partners, Real Estate, Regency and Socially Responsive Portfolios generally write and purchase put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV). However, International and International Large Cap Portfolios also may use put options for non-hedging purposes. The use of put options on securities by Socially Responsive Portfolio is not subject to that Fund's Social Policy.

     Balanced and Short Duration Bond Portfolios generally write and purchase put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV).

     General Information About Securities Options. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date.

International and International Large Cap Portfolios also may purchase European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

     Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. International and International Large Cap Portfolios also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counterparty, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

     The premium received (or paid) by a Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

     Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

     A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

     A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

     Policies  and  Limitations.  Each  Fund  may  use  American-style  options.
International and International Large Cap Portfolios may also purchase European-style options and may purchase and sell options that are traded on foreign exchanges.

     The assets used as cover (or segregated) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund's 15% limitation on illiquid securities unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The use of put and call options by Socially Responsive Portfolio is not subject to that Fund's Social Policy.

     Put and Call Options on Securities Indices. (Equity Funds). International and International Large Cap Portfolios each may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of a Fund's securities or securities a Fund intends to buy. A Fund may write securities index options to close out positions in such options that it has purchased.

     For purposes of managing cash flow, each Equity Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago

Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

     The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

     Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

     Policies and Limitations. International and International Large Cap Portfolios may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by a Fund will be listed and traded on an exchange. No Fund currently expects to invest a substantial portion of its assets in securities index options.

     For purposes of managing cash flow, each Equity Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Fund will be listed and traded on an exchange.

     Foreign Currency Transactions. (All Funds). Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Fund also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

     The Funds (other than International and International Large Cap Portfolios) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Funds do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

     Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

     At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

     NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

     However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

     International and International Large Cap Portfolios may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. International and International Large Cap Portfolios may also invest in securities denominated in currency baskets which consist of a selected group of currencies.

     Policies and Limitations. The Funds (other than International and International Large Cap Portfolios) may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by Socially Responsive Portfolio is not subject to the Social Policy.

     International and International Large Cap Portfolios may enter into forward contracts for hedging or non-hedging purposes. When a Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. International and International Large Cap Portfolios may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.

     Options on Foreign Currencies. (All Funds). Each Fund may write and purchase covered call and put options on foreign currencies. International and International Large Cap Portfolios may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

     Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

     Policies and Limitations. A Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, International and International Large Cap may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in each Fund. The use of options on currencies by Socially Responsive Portfolio is not subject to the Social Policy.

     Cover for Financial Instruments. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account or designated on its records as segregated with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for Financial Instruments and, if the guidelines so require, segregate the prescribed amount as cash or appropriate liquid securities

     Securities held in a segregated account or designated as segregated cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

     General Risks of Financial Instruments. The primary risks in using Financial Instruments are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Fund's use of Financial Instruments will be successful.

     Each Fund's use of Financial Instruments may be limited by the provisions of the Code with which it must comply to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

     The Funds are not obligated to use any Financial Instruments and makes no representations as to the availability or use of these techniques at this time or at any time in the future.

     Policies and Limitations. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

     Indexed Securities. (International and International Large Cap Portfolios and Income Funds). These Funds may invest in securities whose value is linked to foreign currencies, interest rates, commodities, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investments in the underlying instrument or to one or more options thereon. However, some indexed securities are more volatile than the underlying instrument itself.

     Inflation-Indexed Securities. (Income Funds). The Funds may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on it than on a conventional bond.

     Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from
causes  other  than   inflation   will  likely
affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

     Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, a Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

     Short Sales. (Regency, Partners, International and International Large Cap Portfolios). The Funds may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Funds also may use short sales in an attempt to realize gain. To effect a short sale, a Fund borrows a security from a brokerage firm to make delivery to the buyer. A Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

     A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest a Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

     A Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

     The effect of short selling on a Fund is similar to the effect of leverage. Short selling may amplify changes in a Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to a Fund.

     Policies and Limitations. Under applicable guidelines of the SEC staff, if the Partners, International or International Large Cap Portfolio engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker), or designate on its records as segregated an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until a Fund replaces the borrowed security, it must daily maintain its segregated assets at such a level that (1) the amount of segregated assets plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount of segregated assets plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. The Funds' ability to engage in short sales may be impaired by temporary prohibitions on short selling imposed by domestic and certain foreign government regulators.

     Asset-Backed Securities. (Income Funds). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

     Certain asset-backed instruments such as collateralized debt obligations, collateralized mortgage obligations, structured investment vehicles and others are designed to allocate risk from pools of assets. Some of these instruments may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which instruments have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings. The value of these instruments may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of concerns about their transparency. These instruments may not be liquid.

     Certificates for Automobile Receivablessm ("CARSsm") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payment of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSsm if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

     Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

     Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

     Balanced and Short Duration Bond Portfolios each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Fund.

     Convertible Securities. (Equity Funds). Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock.

     The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Fund's ability to achieve its investment objective.

     Policies and Limitations. Socially Responsive Portfolio may invest up to 20% of its net assets in convertible securities. The Fund does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to each Fund's investment policies and limitations concerning debt securities.

     Preferred Stock. (Equity Funds). The Funds may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

     Zero Coupon Securities (Balanced, Partners, Regency, Short Duration Bond and Socially Responsive Portfolios) and Step Coupon (Balanced and Short Duration Bond Portfolios). The Funds may invest in zero coupon securities and Balanced and Short Duration Bond Portfolios may invest in step coupon securities, each of which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin paying current interest. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. The discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. They are redeemed at face value when they mature.

     The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be included in gross income ratably by each such Fund prior to the receipt of any actual payments. Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon and step coupon securities) each year for income and excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

     The market prices of zero coupon and step coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     Municipal Obligations. (Income Funds). Municipal obligations are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes," which are also municipal obligations, are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations in which a Fund invests (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Policies and Limitations. Short Duration Bond Portfolio may invest up to 5% of its net assets in municipal obligations.

     U.S. Government and Agency Securities. (All Funds). U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government or government-sponsored enterprises, such as the GNMA, Fannie Mae, Freddie Mac, Student Loan Marketing Association (commonly known as "Sallie Mae"), Federal Home Loan Banks, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities".) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates. While the U.S. government provides financial support to those U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

     U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

     Short Duration Bond Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.

     Policies and Limitations. Short Duration Bond Portfolio has no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, the Fund must invest according to its investment objective and policies.

     Swap Agreements. (International, International Large Cap, Real Estate, and Short Duration Bond Portfolios). Each Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In an example of a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

     Policies and Limitations. In accordance with SEC staff requirements, each Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

     Fixed Income Securities. (All Funds). The Income Funds invest primarily in fixed income securities. While the emphasis of the Equity Funds' investment programs is on common stocks and other equity securities, the Funds may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Fund may invest in investment grade corporate bonds and debentures. Balanced, International, International Large Cap, Mid-Cap Growth, Partners, Real Estate, Regency, Short Duration Bond and Small-Cap Growth Portfolios each may invest in corporate debt securities rated below investment grade.

     Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities. Lower rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

     Policies and Limitations. Except as otherwise provided in the Prospectuses and this SAI, the Equity Funds normally may invest up to 20% of their total assets in debt securities.

     Lower-Rated Debt Securities. (Balanced, International, International Large Cap, Mid-Cap Growth, Partners, Real Estate, Regency, Short Duration Bond and Small-Cap Growth Portfolios). Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms and obligations. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a Fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

     During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     At certain times in the past, the market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

     The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

     See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

     Policies and Limitations. Partners and Regency Portfolios may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities rated below investment grade or Comparable Unrated Securities. Mid-Cap Growth and Short Duration Bond Portfolios may invest up to 10% of their net assets, measured at the time of investment, in debt securities rated below investment grade, but rated at least B with respect to Short Duration Bond Portfolio and C with respect to Mid-Cap Growth Portfolio by S&P or Moody's, or Comparable Unrated Securities. Short Duration Bond Portfolio considers bonds rated no higher than the 5th or 6th category to be lower-rated debt securities. Balanced Portfolio may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade, but rated at least B by S&P or Moody's, or Comparable Unrated Securities.

     International and International Large Cap Portfolios may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

     There are no restrictions as to the ratings of debt securities the Small-Cap Growth Portfolio may acquire or the portion of its assets it may invest in debt securities in a particular ratings category. Although the Fund does not presently intend to invest in debt securities, it may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

     There are no restrictions as to the ratings of the debt securities the Real Estate Portfolio may invest in. The Fund may invest in convertible bonds the manager believes present a good value because they are convertible into equity securities and have a good yield.

     Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Mid-Cap Growth and Socially Responsive Portfolios will engage in an orderly disposition of the downgraded securities, and Balanced (debt securities portion) and Short Duration Bond Portfolios will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund's holdings that are considered by the Fund to be below investment grade will not exceed 10% of its net assets. Balanced (debt securities portion) and Short Duration Bond Portfolios may each hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible by the Fund's investment policies. Each other Fund (except International and International Large Cap Portfolios) will engage in an orderly disposition of downgraded securities to the extent necessary to ensure that the Fund's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Partners and Regency Portfolios). NB Management will make a determination as to whether International and International Large Cap Portfolios should dispose of the downgraded securities.

     NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to International, International Large Cap, Mid-Cap Growth or Partners Portfolio warrants exposure to the additional level of risk.

Ratings of Fixed Income Securities

     As discussed above, the Funds may purchase securities rated by S&P, Moody's, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. Each Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Fund may permissibly invest.

     High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

     Investment Grade Debt Securities. Investment grade debt securities are those receiving one of the four highest ratings from Moody's, S&P, or another NRSRO or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

     Lower-Rated Debt Securities. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated securities.

     Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. The policy on downgraded securities is discussed above under "Lower Rated Debt Securities."

Duration and Maturity

     Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For Balanced (debt securities portion) and Short Duration Bond Portfolios, NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

     Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

     There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

     Balanced (debt securities portion) and Short Duration Bond Portfolios' dollar-weighted average duration will not exceed four and three years, respectively, although each Fund may invest in individual securities of any duration; the Funds' dollar-weighted average maturity may range up to six years.

     Risks of Equity Securities. The Equity Funds may invest in securities that include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

     To the extent a Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAV per share, which will fluctuate as the value of the securities held by the Fund changes. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

     Other Investment Company Securities. Each Fund may invest in shares of other investment companies (including shares of exchange-traded funds ("ETFs")). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. Such an investment may be the most practical or only manner in which a Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

     As a shareholder in an investment company, a Fund would indirectly bear its pro rata share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Funds do not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

     ETFs are investment companies that are registered as open-end management companies or unit investment trusts but possess some of the characteristics of closed-end funds. For example, like closed-end funds, ETFs' shares are listed and traded in the secondary market.

     Many ETFs are passively managed and seek to provide returns that track the price and yield performance of a particular index. Although such ETFs may invest in other instruments, they largely hold the securities (e.g., common stocks) in the relevant index.

     Policies and Limitations. For cash management purposes, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. In addition, pursuant to an exemptive order received from the SEC, a Fund may invest cash collateral received in connection with securities lending in shares of an unregistered fund advised by NB Management or an affiliate that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. See "Cash Management and Temporary Investment Policy."

     Otherwise,  a Fund's  investment in such securities is generally limited to
(i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company (except pursuant to an exemptive order which allows the Equity Funds (except Socially Responsive Portfolio) to invest greater than 5% in an affiliated fund managed by NB Management) and (iii) 10% of the Fund's total assets in all investment companies in the aggregate. Each Fund may also invest in an unregistered fund managed by NB Management or its affiliates as noted in the section entitled "Temporary Defensive Positions and Cash Management."

     Terrorism Risks. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

     Recent Events in the Financial Markets. (Equity Funds) Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset values of many mutual funds, including to some extent the Funds. Both domestic and international equity markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. In addition to the recent turbulence in financial markets, the reduced liquidity in credit and fixed income markets has negatively affected many issuers worldwide. The Funds' investments in certain issuers and the financial markets in general expose investors to the volatile performance resulting from these and other events.

     Recent Events in the Fixed Income Markets. (Income Funds) Recent events in the financial sector have resulted in an unusually high degree of volatility in the fixed income markets so that certain fixed income instruments experienced liquidity issues, increased priced volatility, credit downgrades, and an increase in default rates. Due to the market turbulence, there was increased demand for securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline to very low levels. The U.S. federal government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government has assisted certain large financial services companies and has established programs to purchase troubled assets and certain money market instruments. Certain debt securities held by the Funds during the reporting period were affected by the volatility in the fixed income markets and may have been affected by governmental actions. The Funds' investments in certain issuers and the financial markets in general, expose investors to the volatile performance resulting from these market conditions and related events.


          SOCIALLY RESPONSIVE PORTFOLIO - DESCRIPTION OF SOCIAL POLICY

SOCIAL INVESTMENT GUIDELINES

     Socially Responsive Portfolio believes that good corporate citizenship is good business and has the potential to produce positive investment results. The Fund is designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship. The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet its financial criteria and social policy. The Fund focuses on companies that are agents of favorable change in workplace policies (particularly for women and minorities); are responsive to environmental issues; and are good corporate citizens. In addition, the Fund avoids companies with products with negative public health implications.

     Socially Responsive Portfolio endeavors to avoid companies that derive revenue from gambling or the production of tobacco, alcohol, weapons or nuclear power.

     In addition to its exclusionary screens, the Fund looks for companies that show leadership in environment concerns, diversity in the work force, and progressive employment and workplace practices and community relations.

     The Fund may also consider public health issues, externalities associated with a company's products, and general corporate citizenship in making its investment decisions.

INTERPRETATION OF SOCIAL INVESTMENT GUIDELINES

     All social screens require interpretation in their application and is at the discretion of the portfolio management team. The following discussion provides further detail about the interpretation of the Fund's Social Investment Guidelines.

TOBACCO

     MANUFACTURERS. The Fund does not buy or hold that companies derive 5% or more of revenues from the manufacture of tobacco products. This screen primarily excludes producers of cigarettes, cigars, pipe tobacco, and smokeless tobacco products (snuff and chewing tobacco).

     PROCESSORS AND SUPPLIERS.  The Fund does not buy or hold companies that are
in  the  business  of  processing   tobacco  and  supplying   tobacco  to  these
manufacturers.

     RETAIL SALES. The Fund does not buy or hold companies that derive a majority of revenues from the retail sale of tobacco products.

     TOBACCO-RELATED PRODUCTS. The Fund does not buy or hold companies that derive a majority of revenues from the sale of goods used in the actual manufacture tobacco products, such as cigarette papers and filters.

     The Fund may buy or hold companies that sell certain key products to the tobacco industry. These items include: cigarette packets, boxes, or cartons; the paperboard used in the manufacture of cigarette boxes or cartons; the cellophane wrap used to enclose cigarette packets or boxes; magazine or newspaper space sold for cigarette advertisements; and billboard space rented for cigarette advertisements. In general, the Fund does not exclude such companies from investment, although it may reconsider companies that derive substantial revenues from these activities on a case-by-case basis.

ALCOHOL

     MANUFACTURERS AND PRODUCERS. The Fund does not buy or hold companies that derive 5% or more of revenues from the manufacture of alcoholic beverages. This screen primarily excludes distillers of hard liquors, brewers, and vintners.

     RETAIL SALES. The Fund does not buy or hold companies that derive a majority of revenues from the retail sale of alcoholic beverages. This screen relates primarily to restaurant chains and convenience stores.

     The Fund may buy or hold:

          o Agricultural products companies that sell products to the alcohol industry for use in the production of alcoholic beverages (primarily grain alcohol producers); or

          o Companies that sell unprocessed agricultural goods, such as barley or grapes, to producers of alcoholic beverages.

GAMBLING

     OWNERS AND OPERATORS. The Fund does not buy or hold companies that derive 5% or more of revenues from the provision of gambling services. This screen primarily excludes owners and operators of casinos, riverboat gambling facilities, horse tracks, dog tracks, bingo parlors, or other betting establishments.

     MANUFACTURERS OF GAMBLING EQUIPMENT. The Fund does not buy or hold companies that derive 5% or more of revenues from the manufacture of gambling equipment or the provision of goods and services to lottery operations.

     The Fund MAY buy or hold companies that:

          o    Provide specialized financial services to casinos; or

          o Sell goods or services that are clearly nongambling-related to casinos or other gambling operations.

NUCLEAR POWER

     OWNERS AND OPERATORS. The Fund does not buy or hold companies that are owners or operators of nuclear power plants. This screen primarily excludes major electric utility companies.

     The Fund may buy or hold:

          o Engineering or construction companies that are involved in the construction of a nuclear power plant or provide maintenance services to such plants in operation; or

          o Electric utility companies that are purchasers and distributors of electricity that may have come from nuclear power plants (but are not themselves owners of such plants).

MILITARY CONTRACTING

     MAJOR PRIME CONTRACTORS. The Fund does not buy or hold companies that derive 5% or more of revenues from weapons-related contracts. Although this screen permits the Fund to invest in companies that derive less than 5% of revenues from weapons contracts, the Fund generally avoids large military contractors that have weapons-related contracts that total less than 5% of revenues but are, nevertheless, large in dollar value and exclusively designed for weapons-related activities. While it is often difficult to obtain precise weapons contracting figures, the Fund will make a good faith effort to do so.

     NON-WEAPONS-RELATED  SALES TO THE DEPARTMENT OF DEFENSE.  The Fund does not
buy  or  hold  companies   that  derive  their  total  revenue   primarily  from
non-consumer sales to the Department of Defense ("DoD").

     In some cases, it is difficult to clearly distinguish between contracts that are weapons-related and those that are not. For example, is jet fuel for fighter aircraft a weapons-related product? The Fund has decided to treat jet fuel as a civilian product and may buy or hold a company that produces it. The Fund will use its best judgment in making such determinations.

     The Fund MAY buy or hold companies that:

          o    Have some minor military business;

          o Have some contracts with the DoD for goods and services that are clearly not weapons-related; or

          o Manufacture computers, electric wiring, and semiconductors or that provide telecommunications systems (in the absence of information that these products and services are weapons-related).

FIREARMS

     MANUFACTURERS. The Fund does not buy or hold companies that produce firearms such as pistols, revolvers, rifles, shotguns, or sub-machine guns. The Fund will also not buy or hold companies that produce small arms ammunition.

     RETAILERS. The Fund does not buy or hold companies that derive a majority of revenues from the wholesale or retail distribution of firearms or small arms ammunition.

ENVIRONMENT

     BEST OF CLASS APPROACH. The Fund seeks to invest in companies that have demonstrated a commitment to environmental stewardship. Among other things, it will look for companies:

          o    That have integrated environmental management systems;

          o That have measurably reduced their Toxic Release Inventory (TRI) emissions to air, land, or water (on-and off-site releases);

          o    Whose TRI emissions are substantially lower than their peers;

          o That participate in voluntary environmental initiatives led by governmental agencies such as the Environmental Protection Agency
               (EPA), non-industry organizations, or community groups;

          o    That  are  committed  to  the  public   disclosure  of  corporate
               environmental information, such as signatories to CERES (Coalition for Environmentally Responsible Economies) or participants in the GRI (Global Reporting Initiative); or

          o Have innovative processes or products that offer an environmental benefit.

ENVIRONMENTAL RISK

The Fund seeks to avoid companies whose products it has determined pose unacceptable levels of environmental risk. To that end, the Fund does not buy or hold companies that:

          o    Are  major  manufacturers  of  hydrochloroflurocarbons   (HCFCs),
               bromines, or other ozone-depleting chemicals;

          o    Are major manufacturers of pesticides or chemical fertilizers;

          o    Operate in the gold mining industry; or

          o Design, market, own, or operate nuclear power plants (see Nuclear Power section).

     THE FUND SERIOUSLY CONSIDERS A COMPANY'S ENVIRONMENTAL LIABILITIES, BOTH ACCRUED AND UNACCRUED, AS A MEASURE OF ENVIRONMENTAL RISK. IT VIEWS PUBLIC DISCLOSURE OF THESE LIABILITIES AS A POSITIVE STEP.

REGULATORY PROBLEMS

     The Fund seeks to avoid companies with involvement in major environmental controversies. It will look at a combination of factors in this area and will decide if, on balance, a company qualifies for investment. Negative factors may include:

          o Environmental fines or penalties issued by a state or federal agency or court over the most recent three calendar years; and/or

          o    Highly   publicized   community    environmental    lawsuits   or
               controversies.

     Positive factors may include:

          o    Good environmental management systems;

          o    Progress in implementing environmental programs; and

          o Public disclosure of environmental policies, goals, and progress toward those goals.

     If a company already held in the Fund becomes involved in an environmental controversy, the Fund will communicate with the company to press for positive action. The Fund will not necessarily divest the company's shares if it perceives a path to remediation and policies and procedures are implemented to mitigate risk of recurrence.

DIVERSITY

     The Fund strives to invest in companies that are leaders in promoting diversity in the workplace. Among other things, it will look for companies that:

          o    Promote women and people of color into senior line positions;

          o    Appoint women and people of color to their boards of directors;

          o    Offer diversity training and support groups;

          o    Purchase goods and services from women- and minority-owned firms;
               and

          o Have implemented innovative hiring, training, or other programs for women, people of color, and/or the disabled, or otherwise have a superior reputation in the area of diversity.

     The Fund attempts to avoid companies with recent major discrimination lawsuits related to gender, race, disability, or sexual orientation. In general, the Fund does not buy companies:

          o That are currently involved in unsettled major class action discrimination lawsuits;

          o That are currently involved in unsettled major discrimination lawsuits involving the U.S. Department of Justice or the EEOC (Equal Employment Opportunity Commission); or

          o    With exceptional historical patterns of discriminatory practices.

     Although the Fund views companies involved in non-class action discrimination lawsuits and/or lawsuits that have been settled or ruled upon with some concern, it may buy or hold such companies. These types of lawsuits will be given particular weight if a company does not have a strong record of promoting diversity in the workplace.

     While the Fund encourages companies to have diverse boards of directors and senior management, the absence of women and minorities in these positions does not warrant a company's exclusion from the Fund.

     If a company already held in the Fund becomes involved in a discrimination controversy, the Fund will communicate with the company to press for positive action. The Fund will not necessarily divest the company's shares if it perceives a path to remediation and policies and procedures are implemented to mitigate risk of recurrence.

EMPLOYMENT AND WORKPLACE PRACTICES

     The Fund endeavors to invest in companies whose employment and workplace practices are considered progressive. Among other things, it will look for companies that:

          o Offer benefits such as maternity leave that exceeds the 12 unpaid weeks mandated by the federal government; paid maternity leave; paternity leave; subsidized child and elder care (particularly for lower-paid staff); flexible spending accounts with dependent care options; flextime or job-sharing arrangements; phaseback for new mothers; adoption assistance; a full time work/family benefits manager; and/or health and other benefits for same-sex domestic partners of its employees;

          o    Have  taken   extraordinary   steps  to  treat  their   unionized
               workforces fairly; and

          o Have exceptional workplace safety records, particularly OSHA Star certification for a substantial number of its facilities and/or a marked decrease in their lost time accidents and workers compensation rates.

     The Fund will seek to avoid investing in companies that have:

          o    Demonstrated a blatant disregard for worker safety; or

          o Historically had poor relations with their unionized workforces, including involvement in unfair labor practices, union busting, and denying employees the right to organize.

     Although the Fund is deeply concerned about the labor practices of companies with international operations, it may buy or hold companies that are currently or have been involved in related controversies. The Fund recognizes that it is often difficult to obtain accurate and consistent information in this area; however, it will seek to include companies that are complying with or exceeding International Labour Organization (ILO) standards.

COMMUNITY RELATIONS

     The Fund believes that it is important for companies to have positive relations with the communities in which they are located communities of all races and socio-economic status. It will seek to invest in companies that:

          o Have open communications within the communities in which they operate;

          o    Make  generous  cash   donations  to  charitable   organizations,
               particularly  multi-year  commitments to local community  groups;
               and

          o Offer incentives (such as paid time off) to employees to volunteer their time with charitable organizations.

     The Fund seeks to avoid companies with involvement in recent environmental controversies that have significantly affected entire communities (See Environment, Regulatory Problems). The Fund will be particularly stringent with companies that do not have positive relations with the communities in which they operate.

     If a company already held in the Fund becomes involved in a community controversy, the Fund will communicate with the company to press for positive action. The Fund will not necessarily divest the company's shares if it perceives a path to remediation and policies and procedures are implemented to mitigate risk of recurrence.

PRODUCT SAFETY

     The Fund seeks to avoid companies whose products have negative public health implications. Among other things, the Fund will consider:

          o    The nature of a company's products; or

          o    Whether a company  has  significant  (already  accrued or settled
               lawsuits)  or  potentially   significant   (pending  lawsuits  or
               settlements) product liabilities.

GENERAL

     CORPORATE ACTIONS. If a company held in the Fund subsequently becomes involved in tobacco, alcohol, gambling, weapons, or nuclear power (as described above) through a corporate acquisition or change of business strategy, and no longer satisfies the Social Investment Guidelines, the Fund will eliminate the position at the time deemed appropriate by the Fund given market conditions. The Fund will divest such companies whether or not they have taken strong positive initiatives in the other social issue areas that the Fund considers.

     OWNERSHIP. The Fund does not buy or hold companies that are majority owned by companies that are excluded by its Social Investment Guidelines.


                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management, Neuberger Berman and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").

Information about the Board of Trustees


------------------------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                                                              Funds in
  Independent Trustees     Position and                                     Fund Complex   Other Directorships Held Outside
 Name, Age, and Address   Length of Time                                    Overseen by                  Fund
           (1)              Served (2)       Principal Occupation(s)(3)      Trustee(4)           Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
John Cannon (1930)         Trustee since  Consultant; formerly, Chairman,        53      Independent Trustee or Director of
                               2000       CDC Investment Advisers                        three series of Oppenheimer Funds:
                                          (registered investment adviser),               Oppenheimer Limited Term New York
                                          1993 to January 1999; formerly,                Municipal Fund, Rochester Fund
                                          President and Chief Executive                  Municipals, and Oppenheimer
                                          Officer, AMA Investment                        Convertible Securities Fund since
                                          Advisors, an affiliate of the                  1992.
                                          American Medical Association.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Faith Colish (1935)        Trustee since  Counsel, Carter Ledyard &              53      Formerly, Director (1997 to 2003)
                               1982       Milburn LLP (law firm) since                   and Advisory Director (2003 to
                                          October 2002; formerly,                        2006), ABA Retirement Funds
                                          Attorney-at-Law and President,                 (formerly, American Bar Retirement
                                          Faith Colish, A Professional                   Association) (not-for-profit
                                          Corporation, 1980 to 2002.                     membership



------------------------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                                                              Funds in
  Independent Trustees     Position and                                     Fund Complex   Other Directorships Held Outside
 Name, Age, and Address   Length of Time                                    Overseen by                  Fund
           (1)              Served (2)       Principal Occupation(s)(3)      Trustee(4)           Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Martha C. Goss (1949)      Trustee since  President, Woodhill Enterprises        53      Director, Ocwen Financial
                               2007       Inc./Chase Hollow Associates LLC               Corporation (mortgage servicing),
                                          (personal investment vehicle),                 since 2005; Director, American
                                          since 2006; Chief Operating and                Water (water utility), since 2003;
                                          Financial Officer, Hopewell                    Director, Channel Reinsurance
                                          Holdings LLC/ Amwell Holdings,                 (financial guaranty reinsurance),
                                          LLC (a holding company for a                   since 2006; Advisory Board Member,
                                          healthcare reinsurance company                 Attensity (software developer),
                                          start-up), since 2003; formerly,               since 2005; Director, Allianz Life
                                          Consultant, Resources Connection               of New York (insurance), since
                                          (temporary staffing), 2002 to                  2005; Director, Financial Women's
                                          2006.                                          Association of New York (not for
                                                                                         profit association), since 2003;
                                                                                         Trustee Emerita, Brown University,
                                                                                         since 1998.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (1937)      Trustee since  President, C.A. Harvey                 53      Formerly, President, Board of
                               2000       Associates, since October 2001;                Associates to The National
                                          formerly, Director, AARP, 1978                 Rehabilitation Hospital's Board of
                                          to December 2001.                              Directors, 2001 to 2002; formerly,
                                                                                         Member, Individual Investors
                                                                                         Advisory Committee to the New York
                                                                                         Stock Exchange Board of Directors,
                                                                                         1998 to June 2002.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (1927)    Trustee since  Retired; Marcus Nadler Professor       53      Formerly, Director, The Caring
                               2000       Emeritus of Finance and                        Community (not-for-profit), 1997 to
                                          Economics, New York University                 2006; formerly, Director, DEL
                                          Stern School of Business;                      Laboratories, Inc. (cosmetics and
                                          formerly, Executive                            pharmaceuticals), 1978 to 2004;
                                          Secretary-Treasurer, American                  formerly, Director, Apple Bank for
                                          Finance Association, 1961 to                   Savings, 1979 to 1990; formerly,
                                          1979.                                          Director, Western Pacific
                                                                                         Industries, Inc., 1972 to 1986
                                                                                         (public company).
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter (1960)  Trustee since  Dean, School of Business,              53      Trustee, Northwestern Mutual Series
                               2007       University of Wisconsin -                      Fund, Inc., since February 2007;
                                          Madison; formerly, Professor of                Director, Wausau Paper, since 2005;
                                          International Economics and                    Director, Great Wolf Resorts, since
                                          Associate Dean, Amos Tuck School               2004.
                                          of Business - Dartmouth College,
                                          1998 to 2002.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (1937)    Trustee since  Retired; formerly, Vice                53      Formerly, Director, Webfinancial
                               1984       President and General Counsel,                 Corporation (holding company), 2002
                                          WHX Corporation (holding                       to 2008; formerly, Director WHX
                                          company), 1993 to 2001.                        Corporation (holding company),
                                                                                         January 2002 to June 2005;
                                                                                         formerly, Director, State Theatre
                                                                                         of New Jersey (not-for-profit
                                                                                         theater), 2000 to 2005.

                                                              52


------------------------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                                                              Funds in
  Independent Trustees     Position and                                     Fund Complex   Other Directorships Held Outside
 Name, Age, and Address   Length of Time                                    Overseen by                  Fund
           (1)              Served (2)       Principal Occupation(s)(3)      Trustee(4)           Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
George W. Morriss (1947)   Trustee since  Retired; Formerly, Executive           53      Manager, Old Mutual 2100 fund
                               2007       Vice President and Chief                       complex (consisting of six funds)
                                          Financial Officer, People's                    since October 2006 for four funds
                                          Bank, Connecticut (a financial                 and since February 2007 for two
                                          services company), 1991 to 2001.               funds; formerly, Member NASDAQ
                                                                                         Issuers' Affairs Committee, 1995 to
                                                                                         2003.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (1928)   Trustee since  Retired; Formerly, Member,             53      Formerly, Director, Legg Mason,
                               1993       Investment Policy Committee,                   Inc. (financial services holding
                                          Edward Jones, 1993 to 2001;                    company), 1993 to July 2008;
                                          President, Securities Industry                 formerly, Director, Boston
                                          Association ("SIA") (securities                Financial Group (real estate and
                                          industry's representative in                   tax shelters), 1993 to 1999.
                                          government relations and
                                          regulatory matters at the
                                          federal and state levels), 1974
                                          to 1992; Adviser to SIA,
                                          November 1992 to November 1993.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (1931)   Trustee since  Founding General Partner, Oxford       53      None.
                               1982       Partners and Oxford Bioscience
                                          Partners (venture capital
                                          investing) and President, Oxford
                                          Venture Corporation, since 1981.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip (1950)         Trustee since  General Partner, Seip                  53      Director, H&R Block, Inc.
                          2000; Chairman  Investments LP (a private                      (financial services company), since
                           of the Board   investment partnership);                       May 2001; Chairman, Compensation
                            since 2008;   formerly, President and CEO,                   Committee, H&R Block, Inc., since
                               Lead       Westaff, Inc. (temporary                       2006; formerly, Director, Forward
                            Independent   staffing), May 2001 to January                 Management, Inc. (asset management
                           Trustee from   2002; formerly, Senior Executive               company), 1999 to 2006.
                           2006 to 2008   at the Charles Schwab
                                          Corporation, 1983 to 1998,
                                          including Chief Executive
                                          Officer, Charles Schwab
                                          Investment Management, Inc., and
                                          Trustee, Schwab Family of Funds
                                          and Schwab Investments, 1997 to
                                          1998, and Executive Vice
                                          President-Retail Brokerage,
                                          Charles Schwab & Co., Inc., 1994
                                          to 1997.


------------------------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                                                              Funds in
  Independent Trustees     Position and                                     Fund Complex   Other Directorships Held Outside
 Name, Age, and Address   Length of Time                                    Overseen by                  Fund
           (1)              Served (2)       Principal Occupation(s)(3)      Trustee(4)           Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight        Trustee since  Private investor and consultant        53      Director, Montpelier Re
(1947)                         2000       specializing in the insurance                  (reinsurance company), since 2006;
                                          industry; formerly, Advisory                   formerly, Director, National
                                          Director, Securitas Capital LLC                Atlantic Holdings Corporation
                                          (a global private equity                       (property and casualty insurance
                                          investment firm dedicated to                   company), 2004 to 2008; formerly,
                                          making investments in the                      Director, The Proformance Insurance
                                          insurance sector), 1998 to                     Company (property and casualty
                                          December 2003.                                 insurance company), 2004 to 2008;
                                                                                         formerly, Director, Providence
                                                                                         Washington Insurance Company
                                                                                         (property and casualty insurance
                                                                                         company), December 1998 to March
                                                                                         2006; formerly, Director, Summit
                                                                                         Global Partners (insurance
                                                                                         brokerage firm), 2000 to 2005.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (1944)      Trustee since  Retired; formerly, Regional            53      None.
                               2000       Manager for Mid-Southern Region,
                                          Ford Motor Credit Company,
                                          September 1997 to 2007;
                                          formerly, President, Ford Life
                                          Insurance Company, April 1995 to
                                          August 1997.
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Trustees who are "Interested Persons"
------------------------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                                                              Funds in
  Independent Trustees     Position and                                     Fund Complex   Other Directorships Held Outside
 Name, Age, and Address   Length of Time                                    Overseen by                  Fund
           (1)              Served (2)       Principal Occupation(s)(3)      Trustee(4)           Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Joseph V. Amato* (1962)                  Chief Executive Officer and                    Member of Board of Advisors,
                          Trustee since  President, Neuberger Berman            53      McDonough School of Business,
                               2009      Holdings LLC (including its                    Georgetown University, since 2001;
                                         predecessor, Neuberger Berman                  Member of New York City Board
                                         Inc.) and Neuberger Berman since               of Advisors, Teach for America,
                                         2007; Managing Director of Lehman              since 2005; Trustee, Montclair
                                         Brothers Asset Management LLC ("LBAM")         Kimberley Academy (private school),
                                         since 2007; Global Head of Asset               since 2007.
                                         Management in the Investment
                                         Management Division, Lehman Brothers
                                         Holdings, Inc. ("LBHI"), since 2006;
                                         Member of the Investment Management
                                         Division's Executive Management
                                         Committee, LBHI, since 2006;
                                         Managing Director, Lehman
                                         Brothers Inc., since 2006; Board
                                         member of LBAM since 2006;
                                         formerly, Chief Recruiting
                                         and Development Officer, Lehman
                                         Brothers Inc., 2005 to 2006;
                                         formerly, Global Head of Equity
                                         Sales and Member of the Equities
                                         Division Executive Committee,
                                         Lehman Brothers Inc., 2003 to
                                         2005.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Robert Conti* (1956)          Chief      Managing Director, Neuberger           53      Chairman of the Board, Staten Island
                            Executive    Berman, since 2007; formerly,                  Mental Health Society since 2008.
                             Officer,    Senior Vice President, Neuberger
                          President and  Berman, 2003 to 2006; formerly,
                             Director    Vice President, Neuberger
                           since 2008;   Berman, 1999 to 2003; President
                              prior      and Chief Executive Officer, NB
                             thereto,    Management, since 2008;
                            Executive    formerly, Senior Vice President,
                               Vice      NB Management, 2000 to 2008.
                           President in
                          2008 and Vice
                            President
                           2000 to 2008


------------------------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                                                              Funds in
  Independent Trustees     Position and                                     Fund Complex   Other Directorships Held Outside
 Name, Age, and Address   Length of Time                                    Overseen by                  Fund
           (1)              Served (2)       Principal Occupation(s)(3)      Trustee(4)           Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (1940)    Trustee since  Formerly, Executive Vice               53      Director, Dale Carnegie and
                              2002;      President and Chief Investment                 Associates, Inc. (private company),
                            President    Officer, Neuberger Berman                      since 1998; Director, Solbright,
                           from 2002 to  Holdings LLC (holding company),                Inc. (private company), since 1998.
                               2008      2002 to August 2008 and 2003 to
                                         August 2008, respectively;
                                         formerly, Managing Director and
                                         Chief Investment Officer,
                                         Neuberger Berman, December 2005
                                         to August 2008 and 2003 to
                                         August 2008, respectively;
                                         formerly, Executive Vice
                                         President, Neuberger Berman,
                                         December 2002 to 2005; formerly,
                                         Director and Chairman, NB
                                         Management, December 2002 to
                                         August 2008; formerly, Executive
                                         Vice President, Citigroup
                                         Investments, Inc., September
                                         1995 to February 2002; formerly,
                                         Executive Vice President,
                                         Citigroup Inc., September 1995
                                         to February 2002.
------------------------------------------------------------------------------------------------------------------------------

(1)      The business address of each listed person is 605 Third Avenue,  New York, New York 10158.  Independent  Trustees are
         Trustees who are not "interested persons" of NB Management or the Trust.

(2)      Pursuant to the Trust's  Trust  Instrument,  each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates;  except that (a) any Trustee may resign by delivering a written resignation; (b) any
         Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees;  (c) any Trustee who requests to be retired,  or who has become unable to serve,  may be retired by a written instrument signed by a majority of the other Trustees;  and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)      Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)      For funds organized in a master-feeder  structure,  the master fund and its associated  feeder funds are counted as a single portfolio.

*         Indicates a Trustee who is an  "interested  person"  within the meaning of the 1940 Act. Mr.  Amato is an  interested person of the Trust by virtue of the fact that he is an officer of each Neuberger  Berman  Holdings LLC and Neuberger
          Berman.  Mr. Conti is an interested  person of the Trust by virtue of the fact that he is an officer of NB Management and Neuberger  Berman.  Mr. Rivkin may be deemed an interested  person of the Trust by virtue of the fact that, until
          August 2008, he was a director of NB Management and an officer of Neuberger Berman.

Information about the Officers of the Trust


---------------------------- ------------------------------- --------------------------------------------------------------

                                 Position and Length of
 Name, Age, and Address(1)           Time Served(2)                           Principal Occupation(s)(3)
---------------------------- ------------------------------- --------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Andrew B. Allard (1961)          Anti-Money Laundering      Senior Vice President, Neuberger Berman, since 2006; Deputy
                             Compliance Officer since 2002  General Counsel, Neuberger Berman, since 2004; formerly, Vice
                                                            President, Neuberger Berman, 2000 to 2005; formerly,
                                                            Associate General Counsel, Neuberger Berman, 1999 to 2004;
                                                            Anti-Money Laundering Compliance Officer, eleven registered investment companies for which NB Management acts as
                                                            investment manager and administrator (six since 2002, two
                                                            since 2003, two since 2004 and one since 2006).
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Michael J. Bradler (1970)   Assistant Treasurer since 2005  Vice President, Neuberger Berman, since 2006; Employee, NB
                                                            Management, since 1997; Assistant Treasurer, eleven
                                                            registered investment companies for which NB Management acts as investment manager and administrator (ten since 2005 and one since 2006).
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (1956)   Executive Vice President since  Senior Vice President, Neuberger Berman, since 2007 and
                             2008 and Secretary since 1985  Employee since 1999; formerly, Vice President, Neuberger
                                                            Berman, 2002 to 2006; Senior Vice President, NB Management,
                                                            since 2008 and Assistant Secretary since 2004; formerly, Vice
                                                            President-Mutual Fund Board Relations, NB Management, 2000 to
                                                            2008; Executive Vice President, eleven registered investment companies for which NB Management acts as investment manager and administrator (eleven since 2008); Secretary, eleven
                                                            registered investment companies for which NB Management acts as investment manager and administrator (three since 1985, three since 2002, two since 2003, two since 2004 and one
                                                            since 2006).
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Maxine L. Gerson (1950)     Executive Vice President since  Senior Vice President, Neuberger Berman, since 2002; Deputy
                            2008 and Chief Legal Officer    General Counsel and Assistant Secretary, Neuberger Berman,
                            since 2005 (only for purposes   since 2001; Senior Vice President, NB Management, since 2006;
                            of sections 307 and 406 of the  Secretary and General Counsel, NB Management, since 2004;
                            Sarbanes-Oxley Act of 2002)     Executive Vice President, eleven registered investment
                                                            companies for which NB Management acts as investment manager and administrator (eleven since 2008); Chief Legal Officer
                                                            (only for purposes of sections 307 and 406 of the
                                                            Sarbanes-Oxley Act of 2002), eleven registered investment
                                                            companies for which NB Management acts as investment manager and administrator (ten since 2005 and one since 2006).
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Sheila R. James (1965)      Assistant Secretary since 2002  Vice President, Neuberger Berman, since 2008 and Employee since 1999; formerly, Assistant Vice President, Neuberger
                                                            Berman, 2007; Assistant Secretary, eleven registered
                                                            investment companies for which NB Management acts as
                                                            investment manager and administrator (six since 2002, two
                                                            since 2003, two since 2004 and one since 2006).
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Brian Kerrane (1969)           Vice President since 2008    Senior Vice President, Neuberger Berman, since 2006;
                                                            formerly, Vice President, Neuberger Berman, 2002 to 2006;
                                                            Vice President, NB Management, since 2008 and Employee since
                                                            1991; Vice President, eleven registered investment companies for which NB Management acts as investment manager and
                                                            administrator (eleven since 2008).
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------


---------------------------- ------------------------------- --------------------------------------------------------------

                                 Position and Length of
 Name, Age, and Address(1)           Time Served(2)                           Principal Occupation(s)(3)
---------------------------- ------------------------------- --------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Kevin Lyons (1955)          Assistant Secretary since 2003  Assistant Vice President, Neuberger Berman, since 2008 and
                                                            Employee since 1999; Assistant Secretary, eleven registered investment companies for which NB Management acts as
                                                            investment manager and administrator (eight since 2003, two since 2004 and one since 2006).
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Owen F. McEntee, Jr. (1961)    Vice President since 2008    Vice President, Neuberger Berman, since 2006; Employee, NB
                                                            Management, since 1992; Vice President, eleven registered
                                                            investment companies for which NB Management acts as
                                                            investment manager and administrator (eleven since 2008).
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
John M. McGovern (1970)         Treasurer and Principal     Senior Vice President, Neuberger Berman, since 2007;
                               Financial and Accounting     formerly, Vice President, Neuberger Berman, 2004 to 2006;
                               Officer since 2005; prior    Employee, NB Management, since 1993; Treasurer and Principal
                             thereto, Assistant Treasurer   Financial and Accounting Officer, eleven registered
                                      since 2002            investment companies for which NB Management acts as
                                                            investment manager and administrator (ten since 2005 and one since 2006); formerly, Assistant Treasurer, eleven registered investment companies for which NB Management acts as
                                                            investment manager and administrator, 2002 to 2005.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Andrew Provencher (1965)       Vice President since 2008    Managing Director, NB Management, since 2008; Managing
                                                            Director, Neuberger Berman, since 2005; formerly, Senior Vice
                                                            President, Neuberger Berman, 2003 to 2005; formerly, Vice
                                                            President, Neuberger Berman, 1999 to 2003; Vice President,
                                                            eleven registered investment companies for which NB
                                                            Management acts as investment manager and administrator
                                                            (eleven since 2008).
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Frank Rosato (1971)         Assistant Treasurer since 2005  Vice President, Neuberger Berman, since 2006; Employee, NB
                                                            Management, since 1995; Assistant Treasurer, eleven
                                                            registered investment companies for which NB Management acts as investment manager and administrator (ten since 2005 and one since 2006).
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neil S. Siegel (1967)          Vice President since 2008    Managing Director, NB Management, since 2008; Managing
                                                            Director, Neuberger Berman, since 2006; formerly, Senior Vice
                                                            President, Neuberger Berman, 2004 to 2006; Vice President,
                                                            eleven registered investment companies for which NB
                                                            Management acts as investment manager and administrator
                                                            (eleven since 2008); formerly, Head of Institutional
                                                            Marketing, Morgan Stanley Investment Management, 1993 to 2004.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Chamaine Williams (1971)    Chief Compliance Officer since  Senior Vice President, Neuberger Berman, since 2007; Chief
                                         2005               Compliance Officer, NB Management, since 2006; Senior Vice
                                                            President, Lehman Brothers Inc., since 2007; formerly, Vice
                                                            President, Lehman Brothers Inc., 2003 to 2006; Chief
                                                            Compliance Officer, eleven registered investment companies for which NB Management acts as investment manager and
                                                            administrator (ten since 2005 and one since 2006); formerly,
                                                            Chief Compliance Officer, Lehman Brothers Asset Management
                                                            Inc., 2003 to 2007; formerly, Chief Compliance Officer,
                                                            Lehman Brothers Alternative Investment Management LLC, 2003
                                                            to 2007; formerly, Vice President, UBS Global Asset
                                                            Management (US) Inc. (formerly, Mitchell Hutchins Asset
                                                            Management, a wholly-owned subsidiary of PaineWebber Inc.),
                                                            1997 to 2003.
---------------------------------------------------------------------------------------------------------------------------


_______________

(1)      The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)      Pursuant  to the By-Laws of the Trust,  each  officer  elected by the  Trustees  shall hold  office  until his or her successor  shall  have been  elected  and  qualified  or until  his or her  earlier  death,  inability  to serve,  or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)      Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


The Board of Trustees

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Independent Trustees. The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

     Audit Committee. The Audit Committee's purposes are generally (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Funds and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof;
(c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. The independent registered public accounting firm for each Fund shall report directly to the Audit Committee. The Audit Committee has delegated authority to grant pre-approval of permissible non-audit services and all audit, review or attest engagements of the Fund's independent registered public accounting firm to the Chairman of the Audit Committee. The Audit Committee is composed entirely of Independent Trustees; its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss (Vice Chair), Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. Members of the Audit Committee receive additional compensation for serving on this committee. During the fiscal year ended December 31, 2008, the Committee met seven times.

     Ethics and Compliance Committee. The Ethics and Compliance Committee oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Fund's implementation and enforcement of its compliance policies and procedures; (b) compliance with the Fund's Codes of Ethics (which restrict the personal securities transactions, including transactions in Fund shares, of employees, officers, and Trustees), and (c) the activities of the Fund's Chief

Compliance Officer. The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, sub-adviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Trust's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Trust and its Service Providers. The Committee members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter, Howard A. Mileaf (Vice Chair) and Edward I. O'Brien. All members are Independent Trustees. The Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Codes of Ethics and the required annual certifications from the Trust, NB Management, Neuberger Berman and Lehman Brothers Asset Management. During the fiscal year ended December 31, 2008, the Committee met four times.

     Contract Review Committee. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Trustees annually consider whether to renew each Fund's principal contractual arrangements. For each Fund, its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh and Candace L. Straight. During the fiscal year ended December 31, 2008, the Committee met four times.

     Executive Committee. The Executive Committee is responsible for acting in an emergency when the full Board is not available. It has all the powers of the Trustees when the Trustees are not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert Conti (Vice Chair), Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip (Chairman) and Candace L. Straight. All members except for Mr. Sundman are Independent Trustees. During the fiscal year ended December 31, 2008, the Committee met one time.

     Governance and Nominating Committee. The Governance and Nominating Committee is responsible for (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Trustees, including as Independent Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter (Vice Chair), Howard
A. Mileaf and Tom D. Seip. The Governance and Nominating Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Advisers Management Trust, 605 Third Avenue, 21st Floor, New York, NY, 10158-0180. During the fiscal year ended December 31, 2008, the Committee met one time.

     Portfolio Transactions and Pricing Committee. The Portfolio Transactions and Pricing Committee from time to time reviews, among other things, data on the quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman, Lehman Brothers Asset Management and Lehman Brothers Inc. to the Funds and to its other customers, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the Funds' trades and the consideration given to alternative trading systems. All members except for Mr. Rivkin are Independent Trustees; its members are Faith Colish (Vice Chair), Jack L. Rivkin, Cornelius
T. Ryan and Candace L. Straight (Chairwoman). During the fiscal year ended December 31, 2008, the Committee met five times.

     Insurance Committee. The Insurance Committee's primary purpose is to evaluate prospective user insurance companies. The Committee reviews financial statements and other available data the Committee deems appropriate concerning the financial strength and operation practices of insurance companies seeking to enter into agreements with the Funds or its principal underwriter in relation to such insurance companies' investment or proposed investment in the Funds. In addition, its members are consulted by the Trust's officers and NB Management in the event a user insurance company encounters financial difficulties so as to determine the effect on the Trust and the possibility that the insurance company's separate account assets would be withdrawn from the Trust. Its members are C. Anne Harvey, Candace L. Straight and Peter P. Trapp (Chairman). During the fiscal year ended December 31, 2008, the Committee met one time.

     Investment Performance Committee. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. All members except for Mr. Rivkin are Independent Trustees; its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). During the fiscal year ended December 31, 2008, the Committee met three times.

     The Trust's Trust Instrument provides that the Trust will indemnify its Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested Trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Trustees who are not managing directors, officers or employees of NB Management, Neuberger Berman, Lehman Brothers Asset Management and/or the participating life insurance companies or any of their affiliates are paid Trustees' fees. For the year ended December 31, 2008, a total of

$405,669 in fees was paid to the Trustees as a group by the Trust and a total of $2,276,549 in fees was paid to the Trustees as a group by the fund complex.

     The following table sets forth information concerning the compensation of the trustees of the Trust. The Trust does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 12/31/08

                                                                             Total Compensation from Investment
                                              Aggregate Compensation         Companies in the Neuberger Berman
                                              from the Trust for the         Fund Complex Paid to Trustees for
Name and Position with the Trust            fiscal year ended 12/31/08         Calendar Year Ended 12/31/08
--------------------------------            --------------------------         ----------------------------

Independent Trustees

John Cannon                                          $28,527                             $160,000
Trustee

Faith Colish                                         $28,527                             $160,000
Trustee

C. Anne Harvey                                       $28,527                             $160,000
Trustee

Robert A. Kavesh                                     $26,748                             $150,000
Trustee

Michael M. Knetter                                   $26,748                             $150,000
Trustee

Howard A. Mileaf                                     $26,748                             $150,000
Trustee

George W. Morriss                                    $28,527                             $160,000
Trustee

Edward I. O'Brien                                    $26,748                             $150,000
Trustee

William E. Rulon                                     $26,748                             $150,000
Trustee*

Cornelius T. Ryan                                    $28,527                             $160,000
Trustee

Tom D. Seip                                          $32, 974                            $185,000
Trustee

Candace L. Straight                                  $28,527                             $160,000
Trustee

Peter P. Trapp                                       $30,306                             $170,000
Trustee

                                                              62


                                                                             Total Compensation from Investment
                                              Aggregate Compensation         Companies in the Neuberger Berman
                                              from the Trust for the         Fund Complex Paid to Trustees for
Name and Position with the Trust            fiscal year ended 12/31/08         Calendar Year Ended 12/31/08
--------------------------------            --------------------------         ----------------------------


Martha C. Goss                                       $26,748                             $150,000
Trustee

Trustees who are "Interested Persons"
Joseph V. Amato*                                       N/A                                  N/A
Robert Conti**                                          $0                                  $0
President, Chief Executive Officer and
Trustee
Jack L. Rivkin                                       $10,739                              $61,549
Trustee
Peter E. Sundman***                                     $0                                  $0
______________

*    Mr. Rulon retired from the Board in March 2009.

**   Mr. Amato became a Trustee in March 2009 and Mr. Conti became a Trustee on December 18, 2008.

***  Mr. Sundman resigned from the Board of Trustees, effective December 18, 2008.


 Ownership of Securities

     On April 1, 2009, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

     Set forth below is the dollar range of equity securities owned by each Trustee.

----------------------------------- ------------------------------------ ------------------------------------------------

                                     Dollar Range of Equity Securities   Aggregate Dollar Range of Equity Securities in
                                       in Neuberger Berman Advisers       all Registered Investment Companies Overseen
         Name of Trustee                     Management Trust             by Trustee in Family of Investment Companies
                                          as of December 31, 2008                    as of December 31, 2008
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Independent Trustees
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
John Cannon                                        None                                   Over $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Faith Colish                                       None                                   Over $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Martha C. Goss                                     None                                 $10,001 - $50,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
C. Anne Harvey                                     None                                 $50,001-$100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Robert A. Kavesh                                   None                                   Over $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Michael M. Knetter                                 None                                $50,001 - $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Howard A. Mileaf                                   None                                   Over $100,000

                                                              63


----------------------------------- ------------------------------------ ------------------------------------------------

                                     Dollar Range of Equity Securities   Aggregate Dollar Range of Equity Securities in
                                       in Neuberger Berman Advisers       all Registered Investment Companies Overseen
         Name of Trustee                     Management Trust             by Trustee in Family of Investment Companies
                                          as of December 31, 2008                    as of December 31, 2008

----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
George W. Morriss                                  None                                $50,001 - $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Edward I. O'Brien                                  None                                   Over $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Cornelius T. Ryan                                  None                                   Over $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Tom D. Seip                                        None                                   Over $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Candace L. Straight                                None                                   Over $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Peter P. Trapp                                     None                                   Over $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------

----------------------------------- ------------------------------------ ------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Trustees who are "Interested Persons"
-------------------------------------------------------------------------------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Joseph V. Amato*                                   None                                   Over $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Robert Conti*                                      None                                   Over $100,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Jack L. Rivkin                                     None                                 $10,001 - $50,000
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
______________

*    Mr. Amato became a Trustee in March 2009 and Mr. Conti became a Trustee on December 18, 2008.

Independent Trustees Ownership of Securities

     No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Neuberger Berman Group LLC ("NB Group"), which controls the Neuberger Berman entities.

--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
     Name of Trustee         Name of Owners        Company            Title of           Value of      Percentage of
                            and Relationship                           Class            Securities         Class
                               to Trustee
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
John Cannon                        N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Faith Colish                       N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Martha C. Goss                     N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
C. Anne Harvey                     N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Robert A. Kavesh                   N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Michael M. Knetter                 N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------

                                                              64


--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
     Name of Trustee         Name of Owners        Company            Title of           Value of      Percentage of
                            and Relationship                           Class            Securities         Class
                               to Trustee
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Howard A. Mileaf                   N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
George W. Morriss                  N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Edward I. O'Brien                  N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Cornelius T. Ryan                  N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Tom D. Seip                        N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Candace L. Straight                N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Peter P. Trapp                     N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Shares of the Funds are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies") and Qualified Plans. As of April 1, 2009, the separate accounts of the Life Companies and Qualified Plans were known to the Board of Trustees and the management of the Trust to own of record all shares of the Growth, Guardian, International, Mid-Cap Growth, Partners, Regency, Short Duration Bond, Small-Cap Growth and Socially Responsive Portfolios of the Trust and approximately 99% of the shares of the Balanced Portfolio of the Trust. There were no shareholders of the International Large Cap and Real Estate Portfolios as of the same date. A control person may be able to take actions regarding a Fund without the consent or approval of shareholders.

     As of April 1, 2009, separate accounts of the following Life Companies and Qualified Plans owned of record or beneficially 5% or more of the shares of the following Funds:

-------------------------- --------------------------------------------------- --------------------------- --------------
                                                                                                            Percentage
                                                                                                             of Shares
Fund                                            Address                          Number of Shares Held         Held
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
BALANCED                   NATIONWIDE INSURANCE CO
CLASS I                    C/O SECURITY BENEFIT LIFE INS                                918,005                47.06
                           IPO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE
                           FINANCIAL HORIZONS ACCT 1                                    339,241               17.39%
                           IPO BOX 182029
                           COLUMBUS OH  43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE VARIABLE LIFE
                           GROWTH PORTFOLIO                                             299,241               15.34%
                           IPO BOX 182029
                           COLUMBUS OH  43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
GROWTH                     NATIONWIDE LIFE VARIABLE
CLASS I                    GROWTH PORTFOLIO                                            5,825,608              81.75%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------

                                                              65

-------------------------- --------------------------------------------------- --------------------------- --------------

                                                                                                            Percentage
                                                                                                             of Shares
Fund                                            Address                          Number of Shares Held         Held
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE VARIABLE LIFE
                           GROWTH PORTFOLIO                                             863,201               12.09%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
GUARDIAN                   NATIONWIDE LIFE INSURANCE CO
CLASS I                    NWVA-9                                                      2,757,739              57.55%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE VARIABLE
                           GROWTH PORTFOL8IO                                            612,319               12.77%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE INSURANCE CO
                           NWVLI-4                                                      526,363               10.98%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
GUARDIAN                   PHOENIX LIFE INSURANCE CO
CLASS S                    31 TECH VALLEY DR                                           3,889,161              85.22%
                           E GREENBUSH NY 12061-4134

-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           PHOENIX LIFE INSURANCE CO
                           31 TECH VALLEY DR                                            506,507               11.09%
                           E GREENBUSH NY 12061-4134

-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
INTERNATIONAL CLASS S      IDS LIFE INSURANCE COMPANY
                           222 AXP FINANCIAL CENTER                                    29,803,922             88.65%
                           MINNEAPOLIS MN 55474-0001
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           IDS LIFE INSURANCE COMPANY
                           OF NEW YORK                                                 1,974,300               5.87%
                           222 AXP FINANCIAL CENTER
                           MINNEAPOLIS MN 5574-0001
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
SHORT DURATION             NATIONWIDE LIFE VARIABLE
BOND CLASS I               GROWTH PORTFOLIO                                            28,346,407             77.63%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------

                                                              66

-------------------------- --------------------------------------------------- --------------------------- --------------

                                                                                                            Percentage
                                                                                                             of Shares
Fund                                            Address                          Number of Shares Held         Held
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE INSURANCE CO
                           NWVA-9                                                      2,812,279               7.70%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
MID CAP GROWTH             LINCOLN NATIONAL LIFE INS CO
CLASS I                    WELLS FARGO B SHARE EGMDB                                   12,780,359             63.22%
                           ACCT W
                           ATTN MARGARET WALLACE 6H-02
                           1300 SOUTH CLINTON STREET
                           FORT WAYNE IN  46802-3506
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE INSURANCE CO
                           NWVA-4                                                      3,783,136              18.74%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE INSURANCE CO
                           NWVLI-4                                                     1,550,158               7.68%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
MID CAP GROWTH             NEW YORK LIFE INSURANCE AND
CLASS S                    ANNUITY CORP (NYLIAC)                                       1,908,382              83.45%
                           ATTN ASHESH UPADHYAY
                           169 LACKAWANNA AVENUE
                           PARSIPPANY NJ  07054-1007
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE VARIABLE LIFE
                           GROWTH PORTFOLIO                                             278,103               12.16%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
PARTNERS                   NATIONWIDE LIFE VARIABLE
CLASS I                    GROWTH PORTFOLIO                                            9,441,856              33.04%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE INSURANCE CO
                           NWVA-9                                                      5,724,439              20.03%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE INSURANCE CO
                           OF AMERICA (NLICA) PMLIC-VLI                                2,062,329               7.21%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE SEPARATE
                           ACCOUNT 1                                                   1,616,783               5.65%
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------

                                                              67

-------------------------- --------------------------------------------------- --------------------------- --------------

                                                                                                            Percentage
                                                                                                             of Shares
Fund                                            Address                          Number of Shares Held         Held
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
REAL ESTATE                NEUBERGER BERMAN LLC
CLASS S                    AMT REAL ESTATE FUND                                            1                   100%
                           ATTN NICOLE ZELLER
                           605 THIRD AVENUE
                           NEW YORK NY  10158-0180
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
REGENCY                    LINCOLN NATIONAL LIFE INS CO
CLASS I                    WELLS FARGO B SHARE EGMDB ACCT W                            6,945,870              84.13%
                           ATTN MARGARET WALLACE 6H-02
                           1300 SOUTH CLINTON STREET
                           FORT WAYNE IN  46802-3506
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           LINCOLN NATIONAL LIFE INS CO
                           NY CHOICEPLUS2 ACCESS                                        496,029                6.00%
                           1300 SOUTH CLINTON STREET
                           FORT WAYNE IN  46802-3506
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
REGENCY                    OHIO NATIONAL LIFE INSURANCE COMPANY FOR THE BENEFIT
CLASS S                    OF SEPARATE ACCOUNTS                                        12,001,667             87.88%
                           1 FINACIAL WAY
                           CINCINNATI OH 45242
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE VARIABLE GROWTH PORTFOLIO
                           IPO PO BOX 182029                                            842,382                6.16%
                           COLUMBUS OH 43218
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
SOCIALLY                   NATIONWIDE LIFE VARIABLE
RESPONSIVE                 GROWTH PORTFOLIO                                            2,430,780              46.36%
CLASS I                    C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NORTHWESTERN MUTUAL LIFE VARIABLE ANNUITY ACCOUNT B
                           ATTN: MUTUAL FUND ACCOUNTING                                 540,908               10.31%
                           720 E. WISCONSIN AVE
                           WILWAUKEE WI 53202-47023
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           ING RELIASTAR
                           ATT: SANDY MILARDO FUND OPS                                  463,352                8.83%
                           151 FARMINGTON AVE
                           HARTFORD CT 06156-0001
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE & ANNUITY CO. OF THE AMERICA (NLACA)
                           PLACA-VLI                                                    450,722                8.59%
                           C/O IPO PORTFOLIO ACCOUNTING
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           PRINCIPAL LIFE INSURANCE CO.
                           ATTN INDIVIDUAL ACCOUNTING                                   355,879                6.78%
                           PO B0X 182029
                           COLUMBUS OH 4328-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------

                                                              68

-------------------------- --------------------------------------------------- --------------------------- --------------
                                                                                                            Percentage
                                                                                                             of Shares
Fund                                            Address                          Number of Shares Held         Held
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE INSURANCE CO.
                           C/O IPO PORTFOLIO ACCOUNTING                                 331,011                6.31%
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
SOCIALLY                   SECURITY BENEFIT LIFE
RESPONSIVE                 VARIFLEX Q NAVISYS                                          3,551,023              70.22%
CLASS S                    1 SW SECURITY BENEFIT PL
                           TOPEKA KS 66636-1000

-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           SECURITY BENEFIT LIFE
                           FBO SBL VARIFLEX LS NAVISYS                                  414,969                8.20%
                           C/O VARIABLE ANNUITY DEPT
                           1 SW SECURITY BENEFIT PL
                           TOPEKA KS 66636-1000
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
SMALL-CAP GROWTH           NATIONWIDE LIFE VARIABLE
CLASS S                    GROWTH PORTFOLIO                                             431,194               29.34%
                           IPO BOX 182029
                           COLUMBUS OH  43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           PRINCIPAL LIFE INSURANCE CO
                           ATTN INDIVIDUAL ACCOUNTINGT                                  230,237               15.67%
                           711 HIGH ST
                           DES MOINES IA 50392
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONAL LIFE INSURANCE CO
                           FBO VARITRAK                                                 161,121               10.96%
                           ATTN PENNY DOOLEY M415
                           1 NATIONAL LIFE DRIVE
                           MONTEPELIER VT 05604-0001
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONAL LIFE INSURANCE CO
                           ATTN PORTFOLIO ACCOUNTING                                    121,453                8.33%
                           PO BOX 182029
                           COLUMBUS OH 43218-2029
-------------------------- --------------------------------------------------- --------------------------- --------------
-------------------------- --------------------------------------------------- --------------------------- --------------
                           NATIONWIDE LIFE INSURANCE CO
                           FBO SENTINEL ADVANTAGE                                       110,811                7.54%
                           ATTN PENNY DOOLER
                           1 NATIONAL LIFE DR
                           MONTPELIER VT 05604-0001
-------------------------- --------------------------------------------------- --------------------------- --------------

     These Life Companies are required to vote Fund shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Management and Control of NB Management, Neuberger Berman and
Lehman Brothers Asset Management

     NB Management, Neuberger Berman, LLC and Lehman Brothers Asset Management are wholly owned by Lehman Brothers Holdings Inc., a publicly-owned holding company ("LB Holdings"). LB Holdings' address is 745 Seventh Avenue, New York, New York 10019. The directors, officers and/or employees of NB Management and Neuberger Berman Holdings LLC who are deemed "control persons," all of whom have offices at the same address as NB Management are: Kevin Handwerker, Joe Amato and Robert Conti. Mr. Conti is a Fund Trustee and an officer of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     On September 15, 2008, LB Holdings filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. NB Management, Neuberger Berman, LLC and Lehman Brothers Asset Management are separate legal entities and are not included in the bankruptcy filing. On December 3, 2008, NBSH Acquisition, LLC ("NBSH"), an entity organized by key members of Neuberger's senior management was selected as the successful bidder in the public auction to acquire a majority interest in Neuberger's business and the fixed income and certain alternative asset management businesses of Lehman Brothers' Investment Management Division (together with Neuberger, the "Acquired Businesses") (the "Proposed Acquisition"). On December 22, 2008, the bankruptcy court having jurisdiction over the Lehman Brothers matter approved the sale of the Acquired Businesses to NBSH (or its successor or assign), as the successful bidder. At the closing of the Proposed Acquisition, a majority interest in the Acquired Businesses will be directly or indirectly owned by portfolio managers, the management team and certain key members and senior professionals of the former Investment Management Division, as well as by LB Holdings and certain affiliates of LB Holdings. The transaction is subject to certain conditions and approvals. Included in the Acquired Businesses are NB Management, Neuberger Berman, LLC and Lehman Brothers Asset Management. The consummation of the Proposed Acquisition has been deemed to result in an "assignment" of the Funds' Management and Sub-Advisory
Agreements which would, by law, automatically terminate those agreements. Accordingly, the Board, including the Trustees who are not "interested persons" of the Funds' investment manager and its affiliates or the Funds, has approved new Management Agreements and Sub-Advisory Agreements for the Funds. The new agreements were also approved by the Funds' shareholders at special shareholder meetings held on March 16, 2009. NB Management, Neuberger Berman, LLC and Lehman Brothers Asset Management will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Funds.

Investment Manager

     NB Management serves as each Fund's investment manager pursuant to a Management Agreement ("Management Agreement") dated November 3, 2003. From May 1, 1995 through April 30, 2000, NB Management served as the investment manager of the corresponding master series of Advisers Managers Trust in which each Fund invested its net investable assets.

     The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for each Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, but NB Management has no current plans to pay a material amount of such compensation.

     NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, Trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Several individuals who are directors, officers or employees of NB Management and/or Neuberger Berman also serve as Trustees and/or officers of the Trust. See "Trustees and Officers." NB Management provides similar facilities and services to each Fund pursuant to administration agreements dated November 3, 2003 for both the Class I shares and the S Class shares (each, an "Administration Agreement").

     The Management Agreement continues until October 31, 2008 and the Administration Agreements continue with respect to each Fund for a period of two years after the date the Fund became subject thereto. Each Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust (as previously defined, "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund. Each Agreement is terminable with respect to a Fund without penalty on 60 days' prior written notice either by the Trust or by NB Management.

Management and Administration Fees

     For investment management services, Balanced, Growth, Guardian, International Large Cap, Mid-Cap Growth, Partners, Regency and Socially Responsive Portfolios each pays NB Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Small-Cap Growth Portfolio pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $500 million of the Fund's average daily net assets, 0.825% of the next $500 million, 0.80% of the next $500 million, 0.775% of the next $500 million, 0.75% of the next $500 million and 0.725% of average daily net assets in excess of $2.5 billion. International Portfolio pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Short Duration Bond Portfolio pays NB Management a fee for investment management services at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of the Fund's average daily net assets in excess of $2 billion. Real Estate Portfolio pays NB Management a fee for investment management services at the annual rate of 0.85% of the Fund's average daily net assets.

     For administrative services, each Fund (except Short Duration Bond Portfolio) pays NB Management a fee at the annual rate of 0.30% of that Fund's average daily net assets. For administrative services, Short Duration Bond Portfolio pays NB Management a fee at the annual rate of 0.40% of average daily net assets. In addition, each Fund pays certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses.

     During the fiscal years ended December 31, 2008, 2007 and 2006, each Fund accrued management and administration fees as follows.

                                              Management and Administration Fees
                                                   Accrued for Fiscal Years
Fund                                                   Ended December 31

                                          2008                2007                 2006
                                          ----                ----                 ----
Balanced Portfolio                    $443,529            $645,076             $629,457
Growth Portfolio                    $1,088,630          $1,491,995           $1,534,739
Guardian Portfolio                  $1,258,400          $1,354,598           $1,379,992
International Portfolio             $5,360,421          $5,627,394           $1,435,836
Mid-Cap Growth Portfolio            $5,252,278          $6,855,181           $5,702,491



                                              Management and Administration Fees
                                                   Accrued for Fiscal Years
Fund                                                   Ended December 31

Partners Portfolio                  $3,406,047          $5,020,694           $5,574,155
Regency Portfolio                   $2,384,279          $2,966,096           $2,128,653
Short Duration Bond Portfolio       $1,399,998          $3,346,825           $2,295,325
Small-Cap Growth Portfolio            $270,335            $309,382             $253,416
Socially Responsive Portfolio*      $3,451,926          $4,227,411           $1,539,924
________________
*        Class S of Socially Responsive Portfolio commenced operations on May 1, 2006.

Expense Limitations

     Balanced, Growth, Guardian (Class I), Short Duration Bond, Mid-Cap Growth (Class I) and Partners Portfolios. NB Management has contractually undertaken to limit the Funds' expenses through December 31, 2012 by reimbursing each Fund for its total operating expenses (excluding the compensation of NB Management, interest, taxes, transaction costs, brokerage commissions and extraordinary expenses), that exceed, in the aggregate, 1.00% per annum of the Fund's average daily net asset value.

     Each Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause total operating expenses (exclusive of the compensation of NB Management, interest, taxes, transaction costs, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.00%; and the reimbursements are made within three years after the year in which NB Management incurred the expense.

     Guardian (Class S), Mid-Cap Growth (Class S), International, Regency (Class
S) and Small-Cap Growth Portfolios. NB Management has contractually undertaken to limit the expenses of S Class shares through December 31, 2012 by reimbursing each Fund for its total operating expenses, including compensation to NB Management, but excluding interest, taxes, transaction costs, brokerage commissions and extraordinary expenses, that exceed, in the aggregate, 1.25% for Guardian and Mid-Cap Growth Portfolios, 1.40% for Small-Cap Growth Portfolio and 2.00% for International Portfolio per annum of the Class's average daily net asset value. NB Management has also voluntarily committed to reimburse certain expenses for the International Portfolio an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. Each Fund has in turn contractually undertaken to repay NB Management from S Class assets for the excess operating expenses borne by NB Management, so long as the Class's annual operating expenses during that period (exclusive of interest, taxes, transaction costs, brokerage commissions and extraordinary expenses) does not exceed 1.25% for Guardian and Mid-Cap Growth Portfolios, 1.40% for Small-Cap Growth Portfolio and 2.00% for International Portfolio per year of the Class's average daily net asset value, and further provided that the reimbursements are made within three years after the year in which NB Management incurred the expense.

     NB Management has contractually undertaken to limit the expenses of S Class shares through December 31, 2019 by reimbursing Regency Portfolio for its total operating expenses, including compensation to NB Management, but excluding interest, taxes, transaction costs, brokerage commissions and extraordinary expenses, that exceed, in the aggregate, 1.25% for Regency Portfolio per annum of the Class's average daily net asset value. Regency Portfolio has in turn contractually undertaken to repay NB Management from S Class assets for the excess operating expenses borne by NB Management, so long as the Class's annual operating expenses during that period (exclusive of interest, taxes, transaction costs, brokerage commissions and extraordinary expenses) does not exceed 1.25% per year of the Class's average daily net asset value, and further provided that the reimbursements are made within three years after the year in which NB Management incurred the expense.

     International Large Cap Portfolio (Class S). NB Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of Class S of the Fund through December 31, 2012, so that the total annual operating expenses of Class S of the Fund are limited to 1.30% of the Class's average daily net asset value. This arrangement does not cover interest, taxes, transaction costs, brokerage commissions and extraordinary expenses. The Fund has agreed that Class S will repay NB Management for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.30% of its average daily net asset value. Any such repayment must be made within three years after the year in which NB Management incurred the expense. At its discretion, NB Management may also voluntarily waive certain fees of the Fund.

     Regency Portfolio (Class I). NB Management has contractually undertaken to limit the Fund's expenses through December 31, 2012 by reimbursing the Fund for its total operating expenses, including compensation to NB Management, but excluding interest, taxes, transaction costs, brokerage commissions and extraordinary expenses, that exceed, in the aggregate, 1.50% per annum of the Fund's average daily net asset value. The Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause total operating expenses (exclusive of interest, taxes, transaction costs, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of the Fund's average daily net asset value; and the reimbursements are made within three years after the year in which NB Management incurred the expense.

     Socially Responsive (Class I) Portfolio. NB Management has contractually undertaken to limit the Fund's expenses through December 31, 2012 by reimbursing the Fund for its total operating expenses, including compensation to NB Management, but excluding interest, taxes, transaction costs, brokerage commissions and extraordinary expenses, that exceed, in the aggregate, 1.30% per annum of the Fund's average daily net asset value. The Fund has contractually undertaken to repay NB Management for the excess operating expenses borne by NB Management, so long as the Fund's annual operating expenses during that period (exclusive of interest, taxes, transaction costs, brokerage commissions and extraordinary expenses) does not exceed 1.30% of the Fund's average daily net asset value and further provided that reimbursements are made within three years after the year in which NB Management incurred the expense.

     Socially Responsive (Class S) Portfolio. NB Management has contractually undertaken to limit the Fund's expenses through December 31, 2012 by reimbursing the Fund for its total operating expenses, including compensation to NB Management, but excluding interest, taxes, transaction costs, brokerage commissions and extraordinary expenses, that exceed, in the aggregate, 1.17% per annum of the Fund's average daily net asset value. The Fund has contractually undertaken to repay NB Management for the excess operating expenses borne by NB Management, so long as the Fund's annual operating expenses during that period (exclusive of interest, taxes, transaction costs, brokerage commissions and extraordinary expenses) does not exceed 1.17% of the Fund's average daily net asset value and further provided that reimbursements are made within three years after the year in which NB Management incurred the expense.

     Real Estate Portfolio. NB Management has contractually undertaken to limit the Fund's expenses through December 31, 2012 by reimbursing the Fund for its total operating expenses, including compensation to NB Management, but excluding interest, taxes, transaction costs, brokerage commissions and extraordinary expenses, that exceed, in the aggregate, 1.75% per annum of the Fund's average daily net asset value. The Fund has in turn contractually undertaken to repay NB Management for the excess operating expenses borne by NB Management, so long as the Fund's annual operating expenses during that period (exclusive of interest, taxes, transaction costs, brokerage commissions and extraordinary expenses) does not exceed 1.75% of the Fund's average daily net asset value, and further provided that reimbursements are made within three years after the year in which NB Management incurred the expense.

     For the year ended December 31, 2008, NB Management reimbursed the Small-Cap Growth Portfolio $129,472, the Guardian (Class S) Portfolio $10,820, the International Portfolio $269,738, and the Socially Responsive (Class S) Portfolio $71,032. For the year ended December 31, 2007, NB Management reimbursed the Small-Cap Growth Portfolio $126,509 and the International Portfolio $147,710. For the year ended December 31, 2006, NB Management reimbursed the Small-Cap Growth Portfolio $131,004, the Guardian (Class S) Portfolio $17, the International Portfolio $198,935, and the Socially Responsive (Class S) Portfolio $12,254.

     For the year ended December 31, 2008, there were no reimbursements to NB management. For the year ended December 31, 2007, Guardian Portfolio (Class S) and Socially Responsive Portfolio (Class S) reimbursed NB management $78 and $7,160, respectively. For the year ended December 31, 2006, Regency (Class S) Portfolio and Socially Responsive (Class I) Portfolio reimbursed NB Management $954 and $123,662, respectively.

Sub-Advisers

     NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as a sub-adviser with respect to the Balanced, Growth, Guardian, International, International Large Cap, Mid-Cap Growth, Partners, Real Estate, Regency, Small-Cap Growth and Socially Responsive Portfolios, pursuant to a sub-advisory agreement dated November 3, 2003 ("Sub-Advisory Agreement"), and Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Short Duration Bond Portfolio, pursuant to a sub-advisory agreement dated November 3, 2003 and an assignment and assumption agreement dated May 1, 2007 (both Neuberger Berman and Lehman Brothers Asset Management are referred to collectively as "Sub-Advisers" and individually as "Sub-Adviser", as applicable, and both sub-advisory agreements collectively, the "Sub-Advisory Agreements"). Prior to May 1, 2007, Neuberger Berman served as sub-adviser to each Fund.

     The Sub-Advisory Agreements provide in substance that the Sub-Adviser will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that the Sub-Adviser from time to time provides to its principals and employees for use in managing client accounts, as NB Management reasonably requests. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of the Sub-Adviser. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreements provide that the services rendered by the Sub-Adviser will be paid for by NB Management on the basis of the direct and indirect costs to the Sub-Adviser in connection with those services.

     The Sub-Advisory Agreements continue with respect to each Fund until October 31, 2009, and are renewable from year to year thereafter, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Fund by the Trustees, or by a 1940 Act majority vote of the outstanding shares of that Fund, by NB Management, by Neuberger Berman or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice to the appropriate Fund. The Sub-Advisory Agreements also terminate automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

Investment Companies Advised

     The investment decisions concerning each Fund and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of each Fund having its advisory arrangements with NB Management and Neuberger Berman or Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

     The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman or Lehman Brothers Asset Management, as applicable, including the Funds, the Other NB Funds and other managed accounts, and personnel of Neuberger Berman and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management, Neuberger Berman and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

                            DISTRIBUTION ARRANGEMENTS

     Balanced, Growth, Partners and Short Duration Bond Portfolios offer one class of shares designated as Class I shares. International, International Large Cap, Real Estate and Small-Cap Growth Portfolios offer one Class of shares designated as Class S shares. The International Portfolio is closed to new participating life insurance companies and qualified pension and retirement plans, and is only offered to life insurance companies and qualified plans that participated in the Fund since July 31, 2006. Guardian, Mid-Cap Growth, Regency and Socially Responsive Portfolios offer two classes of shares designated as Class I and Class S shares.

Distributor

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's Class I shares on a no-load basis. Class S shares are sold with a 0.25% distribution (12b-1) fee.

     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is each Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation (except for Class S) and bears all advertising and promotion expenses incurred in the sale of the Funds' shares. Shares of the Funds are continuously offered to variable annuity contracts or variable life insurance policies issued by participating insurance companies.

     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to Balanced, Growth, Guardian (Class I), Mid-Cap Growth (Class I), Partners, Regency (Class I), Short Duration Bond and Socially Responsive (Class I) Portfolios and a Distribution and Shareholder Services Agreement with respect to Guardian (Class S), International, International Large Cap, Mid-Cap Growth (Class S), Real Estate, Regency (Class
S), Small-Cap Growth and Socially Responsive (Class S) Portfolios. The Distribution Agreement and the Distribution and Shareholder Services Agreement ("Distribution Agreements") are dated November 3, 2003 and continue until October 31, 2008. The Distribution Agreements may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Sub-Advisory Agreements.

         A.  Distribution Plan (Class I)

     Balanced, Growth, Guardian, Mid-Cap Growth, Partners, Regency, Short Duration Bond and Socially Responsive Portfolios are subject to a Distribution Plan. The Distribution Plan provides that the administration fee received by NB Management from each of the Funds may be used by NB Management to reimburse itself for expenses incurred in connection with the offering of a Fund's shares. Specifically, NB Management may reimburse itself for the expenses of printing and distributing any prospectuses, reports and other literature used by NB Management, and for advertising, and other promotional activities.

     Under the Distribution Plan no separate payment is required by a Fund, it being recognized that each Fund presently pays, and will continue to pay, an administration fee to NB Management. To the extent that any payments made by a Fund to NB Management, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of a Fund within the context of Rule 12b-1 under the 1940 Act, those payments are authorized under the Distribution Plan.

     The Distribution Plan requires that NB Management provide the Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

     Prior to approving the Distribution Plan, the Trustees considered various factors relating to the implementation of the Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. To the extent the Distribution Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Distribution Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses.

     The Distribution Plan continues until May 1, 2009. The Distribution Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plan may not be amended to (i) authorize direct payments by a Fund to finance any activity primarily intended to result in the sale of shares of that Fund or (ii) increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Trustees in the manner described above. The Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

         B.  Distribution and Shareholder Services Plan (Class S)

     Guardian, International, International Large Cap, Mid-Cap Growth, Real Estate, Regency, Small-Cap Growth and Socially Responsive Portfolios are subject to a Distribution and Shareholder Services Plan (the "Plan"). The Plan provides that Guardian, International, International Large Cap, Mid-Cap Growth, Real Estate, Regency, Small-Cap Growth and Socially Responsive Portfolios will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Class S shares, and ongoing services to Class S investors in the Funds. Under the Plan, NB Management receives from the Funds a fee at the annual rate of 0.25% of that Fund's average daily net assets attributable to Class S shares (without regard to expenses incurred by Class S shares). NB Management may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Fund's and their Class S shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing.

     Services may include: teleservicing support in connection with the Funds; delivery and responding to inquires with regard to Fund prospectuses and/or SAIs, reports, notices, proxies and proxy statements and other information respecting the Funds (but not including services paid for by the Trust such as printing and mailing); facilitation of the tabulation of Variable Contract owners' votes in the event of a meeting of Trust shareholders; maintenance of Variable Contract records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust, or its transfer agent as may be reasonably requested; provision of support services including providing information about the Trust and its Funds and answering questions concerning the Trust and its Funds, including questions respecting Variable Contract owners' interests in one or more Funds; provision and administration of Variable Contract features for the benefit of Variable Contract owners participating in the Trust including fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

     The amount of fees paid by the Funds during any year may be more or less than the cost of distribution and other services provided to that Fund and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.

     The Plan requires that NB Management provide the Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

     Prior to  approving  the Plan,  the  Trustees  considered  various  factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. To the extent the Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

     The Plan continues until May 1, 2009. The Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Trustees in the manner described above. The Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

     The Table below sets forth the amount of fees accrued for the fund indicated below:

--------------------------------------------- ------------------ ----------------- ------------------

                         The Funds                  2008               2007              2006
--------------------------------------------- ------------------ ----------------- ------------------
--------------------------------------------- ------------------ ----------------- ------------------
Guardian Portfolio S Class                        $113,100           $34,726            $2,164
--------------------------------------------- ------------------ ----------------- ------------------
--------------------------------------------- ------------------ ----------------- ------------------
Real Estate Portfolio S Class*                       --                 --                --
--------------------------------------------- ------------------ ----------------- ------------------
--------------------------------------------- ------------------ ----------------- ------------------
Mid-Cap Growth Portfolio S Class                  $140,816           $130,860           $77,387
--------------------------------------------- ------------------ ----------------- ------------------
--------------------------------------------- ------------------ ----------------- ------------------
International Portfolio S Class                  $1,183,413         $1,236,643         $312,138
--------------------------------------------- ------------------ ----------------- ------------------
--------------------------------------------- ------------------ ----------------- ------------------
International Large Cap Portfolio S Class*           --                 --                --
--------------------------------------------- ------------------ ----------------- ------------------
--------------------------------------------- ------------------ ----------------- ------------------
Regency Portfolio S Class                         $348,368           $275,351           $44,106
--------------------------------------------- ------------------ ----------------- ------------------
--------------------------------------------- ------------------ ----------------- ------------------
Small-Cap Growth Portfolio S Class                 $58,768           $67,257            $55,091
--------------------------------------------- ------------------ ----------------- ------------------
--------------------------------------------- ------------------ ----------------- ------------------
Socially Responsive Portfolio S Class**           $186,390           $67,257           $120,503
--------------------------------------------- ------------------ ----------------- ------------------
*   Had not commenced operations as of December 31, 2008.

**  Period from May 1, 2006 (commencement of operations) to December 31, 2006.

     From time to time, one or more of the Funds may be closed to new investors. Because the Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying 12b-1 fee, even though the Fund is closed to new investors.

Revenue Sharing (All Funds)

     NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the
Funds)  to  certain  brokers,   dealers,   or  other  financial   intermediaries
("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

     Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

     The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

     Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

     In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

     NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of

Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Share Prices and Net Asset Value

     Each Fund's shares are bought or sold at the offering price or at a price that is the Fund's NAV per share. The NAV for each Class I or Class S of the Funds is calculated by subtracting total liabilities of that class from total assets attributable to that class (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that class and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open; however, Short Duration Bond Portfolio will not calculate its NAV on Columbus Day and Veterans Day, even if the NYSE is open, when fixed income securities generally will not be traded on those days.

     Each Fund uses an independent pricing service to value its equity portfolio securities (including options). The independent pricing service values equity portfolio securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. The independent pricing service values foreign equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the independent pricing service at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

     If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, each Fund seeks to obtain quotations from principal market makers. If quotations are not readily available, securities are valued by a method that the Trustees believe accurately reflects fair value.

     Each Fund uses an independent pricing service to value its debt securities. Valuations of debt securities provided by an independent pricing service are based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, each Fund seeks to obtain quotations from principal market makers. If quotations are not readily available, securities are valued by a method that the Trustees believe accurately reflects fair value. Each Fund periodically verifies valuations provided by the pricing services. Short-term debt securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

     Each Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board of Trustees has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

     International and International Large Cap Portfolios' securities are traded primarily in foreign markets that may be open on days when the NYSE is closed. As a result, the NAV of International and International Large Cap Portfolios may be significantly affected on days when shareholders have no access to that Fund. Similarly, as discussed above under "Investment Information - Additional Investment Information - Foreign Securities," other Funds may invest to varying degrees in securities traded primarily in foreign markets, and their share prices may also be affected on days when shareholders have no access to the Funds.

     If, after the close of the principal market on which a security is traded, and before the time a Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Trustees have authorized NB Management, subject to the Board of Trustees' review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, the Funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

     If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

Suspension of Redemptions

     The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Fund fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders. Applicable SEC rules and regulations shall govern as to whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     As noted in the Funds' prospectuses, each Fund prices its shares as of the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time. The NYSE may occasionally close early, e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, the Funds will generally price their shares as of the earlier close time.

Redemptions in Kind

     Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectuses. Further, each Fund may make payment in whole or in part in securities if a redeeming shareholder so requests. If payment is made in securities, a shareholder or institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but may do so in the circumstances described above in accordance with procedures adopted by the Board of Trustees.

Market Timing

     As noted in the Funds' prospectuses, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Under certain circumstances, the Funds reserve the right to reject any exchange or investment order; or change, suspend or revoke the exchange privilege.

     Although NB Management monitors for excessive short-term trading activity, the ability to monitor trades that are placed by variable contract owners and qualified plan participants is severely limited. Monitoring and discouraging market timing and excessive trading may require the cooperation of insurance companies or qualified plan administrators, which cannot be assured. Accordingly, there can be no assurance that the Funds or NB Management will eliminate all excessive short-term trading or prevent all harm that might be caused by such trading.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

     Each Fund distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) substantially all of its net investment income, any net realized capital gains and any net realized gains from foreign currency transactions, if any, earned or realized by it. Each Fund calculates its net investment income and NAV as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on each Business Day. A Fund's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include net realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in a Fund's NAV until they are distributed. With respect to each Fund, dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in October.

                           ADDITIONAL TAX INFORMATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of Each Fund

     Subchapter M

     To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, with respect to all Funds, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income (including gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); and
(2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S.

Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer, of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or business, or of one or more qualified publicly traded partnerships (together with the 50% requirement, the "Diversification Requirement").

     Each Fund intends to satisfy the Distribution Requirement, the Income Requirement, and the Diversification Requirement. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, if a Fund failed to qualify for treatment as a RIC for any taxable year, the diversification requirements under section 817(h) discussed below would fail to be satisfied for variable contracts for which such fund is an underlying asset.

     A Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus all income and capital gains (if any) from prior years. The excise tax generally does not apply to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Funds may not be subject to the Excise Tax, to avoid application of the Excise Tax, the Funds intend to make distributions in accordance with the calendar year requirement.

     A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year.

     Section 817(h)

     The Funds serve as the underlying investments for variable annuity contracts and variable life insurance policies ("Variable Contracts") issued through separate accounts of the life insurance companies which may or may not be affiliated. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Funds), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards may result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     The Treasury Regulations amplify the diversification standards set forth in
Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

     For purposes of these diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided that the shares of such regulated investment company are generally held only be segregated asset accounts of insurance companies and certain fund managers in connection with the creation or management of the Fund (a "Closed Fund").

     If the segregated asset account upon which a variable contract is based is not "adequately diversified" under the foregoing rules for each calendar quarter, then (a) the variable contract is not treated as a life insurance contract or annuity contract under the Code for all subsequent periods during which such account is not "adequately diversified" and (b) the holders of such contract must include as ordinary income, "the income on the contract" for each taxable year. Further, the income on a life insurance contract for all prior taxable years is treated as received or accrued during the taxable year of the policyholder in which the contract ceases to meet the definition of a "life insurance contract" under the Code. The "income on the contract" is generally the excess of (i) the sum of the increase in the net surrender value of the contract during the taxable year and the cost of the life insurance protection provided under the contract during the year, over (ii) the premiums paid under the contract during the taxable year. In addition, if a Fund does not constitute a Closed Fund, the holders of the contracts and annuities which invest in the Fund through a segregated asset account may be treated as owners of Portfolio shares and may be subject to tax on distributions made by the Fund.

     Each Fund will be managed with the intention of complying with these diversification requirements. It is possible that in order to comply with these requirements less desirable investment decisions may be made which would affect the investment performance of a Fund.

     Tax Aspects of the Investments of the Funds

     Dividends, interest, and in some cases, capital gains received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The Equity Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders (assuming the Fund qualifies as a regulated investment company).

     In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. A Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the Fund's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the excise tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     A holder of stock in a PFIC generally may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

     The use by the Funds of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will generally qualify as permissible income under the Income Requirement.

     Exchange-traded futures contracts, certain options, and certain forward contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that such Fund must distribute to meet the Distribution Requirement and to avoid imposition of the excise tax.

     Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that each Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between section 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

     When a covered call option written (sold) by a Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

     If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated (unless certain exceptions apply) as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract (e.g., a swap contract), or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.

     Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund's shares.

     If a Fund acquires a bond issued with original issue discount ("OID") or purchases bonds with a market discount, such OID or market discount would affect the timing and possibly the character of distribution by the Fund.

                               PORTFOLIO MANAGERS

Other Accounts Managed

     Certain of the portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2008, or as of a date otherwise specified: (i) the Fund(s) managed by the specified portfolio manager; and (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; and (iii) the total assets of such companies, vehicles and accounts. As of December 31, 2008, the Funds' portfolio managers do not manage any registered investment companies, other pooled investment vehicles and other accounts with respect to which the advisory fee is based on performance.

--------------------  ----------------------- ------------------------ ----------------------- ------------------------
Name of Portfolio     Fund(s) Managed by       Registered Investment      Pooled Investment         Other Accounts
Manager               Portfolio Manager        Companies Managed by      Vehicles Managed by     Managed by Portfolio
                                                 Portfolio Manager        Portfolio Manager            Manager
--------------------- ----------------------- ------------------------ ------------------------ -----------------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
                                                         Total Assets                Total                   Total
                                               Number        (in        Number     Assets (in    Number    Assets (in
                                                          millions)                millions)               millions)
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 David Burshtan        Small-Cap Growth           2          $235          -           -           7          $227
                        Portfolio
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Benjamin Segal        International Portfolio    5          $987          -           -           44        $4,102
                       International Large Cap
                        Portfolio
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Basu Mullick          Partners Portfolio         4         $2,403         -           -           5          $744
                       Regency Portfolio
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Brian Jones           Real Estate Portfolio      4          $408          -           -           3          $25
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Steve Shigekawa       Real Estate Portfolio      4          $408          -           -           3          $25
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Arthur Moretti        Socially Responsive        4         $1,883         -           -          266        $1,074
                        Portfolio
                       Guardian Portfolio
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Ingrid Dyott          Socially Responsive        4         $1,883         -           -          266        $1,074
                        Portfolio
                       Guardian Portfolio
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Sajjad Ladiwala       Socially Responsive        4         $1,883         -           -          266        $1,074
                        Portfolio
                       Guardian Portfolio
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Mamundi Subhas**      Socially Responsive        4         $1,883         -           -          266        $1,074
                        Portfolio
                       Guardian Portfolio
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Kenneth Turek         Growth Portfolio           4          $801          -           -           9          $529
                       Mid -Cap Growth
                        Portfolio
                       Balanced Portfolio
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Michael Foster        Short Duration Bond        3          $511          -           -           36         $290
                        Portfolio
                       Balanced Portfolio
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------

                                                              90

--------------------  ----------------------- ------------------------ ----------------------- ------------------------
Name of Portfolio     Fund(s) Managed by       Registered Investment      Pooled Investment         Other Accounts
Manager               Portfolio Manager        Companies Managed by      Vehicles Managed by     Managed by Portfolio
                                                 Portfolio Manager        Portfolio Manager            Manager
--------------------- ----------------------- ------------------------ ------------------------ -----------------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
                                                         Total Assets                Total                   Total
                                               Number        (in        Number     Assets (in    Number    Assets (in
                                                          millions)                millions)               millions)
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
Richard Grau          Short Duration Bond        3          $511          -           -           26         $290
                        Portfolio
                       Balanced
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
 Thomas Sontag         Balanced Portfolio         2          $506          -           -           36         $290
--------------------- ----------------------- ---------- ------------- ---------- ------------- --------- -------------
___________
*        Brian Jones began to co-manage the Real Estate Portfolio as of October 24, 2008.
**       Mamundi Subhas began to co-manage the Guardian and Socially Responsive Portfolios as of December 19, 2008.


Conflicts of Interest

     While the portfolio managers' management of other accounts may give rise to the actual or potential conflicts of interest discussed below, NB Management believes that it has designed policies and procedures to appropriately address those conflicts. From time to time, actual or potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other accounts, which might have similar investment objectives or strategies as the Funds or track the same index a Fund tracks.
Other accounts managed by the portfolio managers may hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

     As a result of a portfolio manager's day-to-day management of a Fund, the portfolio managers know the size, timing and possible market impact of a Fund's trades. While it is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund, NB Management has policies and procedures to address such a conflict.

     The portfolio managers may execute transactions for another fund or account that may adversely impact the value of securities held by a Fund, and which may include transactions that are directly contrary to the positions taken by a Fund. For example, a portfolio manager may engage in short sales of securities for another account that are the same type of securities in which a Fund it manages also invests. In such a case, the portfolio manager could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, from time to time, a particular investment opportunity may be suitable for both a Fund and other types of accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. NB Management has adopted policies and procedures reasonably designed to fairly allocate investment opportunities. Typically, when a Fund and one or more of the other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties, transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it.

Portfolio Manager Compensation

     NB Management. A portion of the compensation paid to each portfolio manager for management of the mutual funds in the fund family is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio managers' compensation packages, including: (i) whether the portfolio manager was a partner/principal of NB Management prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

     Certain portfolio managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a portfolio manager will generally receive a percentage of pre-tax revenue determined on a monthly basis less third party payouts (e.g., a "finder's fee" or "referral fee" paid to a third party). To determine the percentage of revenue a portfolio manager receives, the aggregate fees collected on the accounts for which the portfolio manager are responsible are compared to a predetermined benchmark of fees that is grown 4% per annum.

     The Funds' Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that the Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

     In  addition,   there  are  additional  stock  and  option  award  programs available.

     NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer term, not necessarily to be a short-term winner in any given year.

     Lehman Brothers Asset Management. Portfolio Managers are typically compensated on the basis of a salary and an annual discretionary, performance-based bonus, which is in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall portfolio performance in relation to their peers, ability to attract and retain clients, revenue generation, assets under management, the current market conditions and overall contribution to the Firm. Managers are also evaluated on their collaboration with their client relationship and sales staff, their franchise building activities, teamwork, people and product development and their corporate citizenship.

     The percentage of compensation varies by position, experience/level and performance. In general, the more senior the investment professional, variable compensation becomes a greater portion of total compensation. As previously mentioned, all employees participate in the Lehman Brothers Equity Award program. The portion of compensation paid in equity increases as total compensation rises.

     Additionally, certain key members of the investment professional staff of Lehman Brothers Asset Management who were previously covered by employment contracts with Lehman Brothers will receive annual payouts from an Incentive Payment Pool ("IPP") valued at a fixed multiple of earnings for the fixed income business. Payouts begin in 2007 and extend through 2009, and have specific non-compete and non-solicitation provision restrictions.

     Some accounts the Portfolio Managers manage tie compensation to performance. However, no substantial portion of the manager's compensation is tied directly to performance, so we believe that there are no significant incentives for them to take undue risks.

Securities Ownership

     The table below shows the dollar range of equity securities of the Funds beneficially owned as of December 31, 2008, or as of a date otherwise specified, by each portfolio manager of the Funds.

--------------------------------------- ----------------------------------- ---------------------------------------
Name of Portfolio Manager               Fund(s) Managed by Portfolio        Dollar Range of Securities Owned
                                        Manager
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 David Burshtan                         Small-Cap Growth Portfolio                           None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Benjamin Segal                         International Portfolio                              None
                                        International Large Cap Portfolio
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Milu Komer                             International Portfolio                              None
                                        International Large Cap Portfolio
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Basu Mullick                           Partners Portfolio                                   None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
                                        Regency Portfolio                                    None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Brian Jones*                           Real Estate Portfolio                                None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Steve Shigekawa                        Real Estate Portfolio                                None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
Arthur Moretti                          Socially Responsive Portfolio                        None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
                                        Guardian Portfolio                                   None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Ingrid Dyott                           Socially Responsive Portfolio                        None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
                                        Guardian Portfolio                                   None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Sajjad Ladiwala                        Socially Responsive Portfolio                        None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
                                        Guardian Portfolio                                   None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Mamundi Subhas**                       Socially Responsive Portfolio                        None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
                                        Guardian Portfolio                                   None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Kenneth Turek                          Growth Portfolio                                     None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------

                                                              93

--------------------------------------- ----------------------------------- ---------------------------------------

Name of Portfolio Manager               Fund(s) Managed by Portfolio        Dollar Range of Securities Owned
                                        Manager

                                        Mid-Cap Growth Portfolio                             None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
                                        Balanced Portfolio                                   None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Thomas Sontag                          Short Duration Bond Portfolio                        None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
                                        Balanced Portfolio                                   None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Michael Foster                         Short Duration Bond Portfolio                        None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
                                        Balanced Portfolio                                   None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
 Richard Grau                           Short Duration Bond Portfolio                        None
--------------------------------------- ----------------------------------- ---------------------------------------
--------------------------------------- ----------------------------------- ---------------------------------------
                                        Balanced Portfolio                                   None
--------------------------------------- ----------------------------------- ---------------------------------------
___________

*        Brian Jones began to co-manage the Real Estate Portfolio as of October 24, 2008.
**       Mamundi Subhas began to co-manage the Guardian and Socially Responsive Portfolios as of December 19, 2008.

                             PORTFOLIO TRANSACTIONS

     In effecting securities transactions, the Funds seek to obtain the best price and execution of orders. Affiliates of NB Management may act as a broker for the Funds in the purchase and sale of their portfolio securities (other than certain securities traded on the OTC market) where such a broker is capable of providing best execution ("Affiliated Brokers"). For Fund transactions which involve securities traded on the OTC market; each Fund purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities.

     During the years ended December 31, 2008, 2007, and 2006 Growth Portfolio paid total brokerage commissions of $216,718, $197,588, and $226,766, respectively, of which $0, $0, and $0 respectively, was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised 0% of the aggregate dollar amount of transactions involving the payment of commissions, and 0% of the aggregate brokerage commissions paid by it during the year ended December 31, 2008. 100% of the $205,440 paid to other brokers by the corresponding series during the year ended December 31, 2008 (representing commissions on transactions involving approximately $171,018,965) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2008 the Fund held no securities of its regular broker-dealers ("B/Ds").

     During the year ended December 31, 2008, Growth Portfolio paid $11,278, of its total brokerage to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 6.17% of the aggregate dollar amount of transactions involving the payment of commissions, and 5.20% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

     During the years ended December 31, 2008, 2007, and 2006, Balanced Portfolio paid total brokerage commissions of $62,907, $55,827, and $63,139 respectively, of which $0, $0, and $0 respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised 0% of the aggregate dollar amount of transactions involving the payment of commissions, and 0% of the aggregate brokerage commissions paid by it during the year ended December 31, 2008. 100% of the $60,215 paid to other brokers by the series during the year ended December 31, 2008 (representing commissions on transactions involving approximately $68,072,372) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2008 the Fund acquired securities of the following of its regular B/Ds: Bank of America Securities LLC, Lehman Brothers Inc., Goldman Sachs & Co., at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: Bank of America Securities LLC, $1,100,326; Lehman Brothers Inc., $89,057; Goldman Sachs & Co., $53,187.

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

     During the year ended December 31, 2008, Balanced Portfolio paid $2,692, of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 4.18% of the aggregate dollar amount of transactions involving the payment of commissions, and 4.28% of the aggregate brokeragecommissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

     During the years ended December 31, 2008, 2007, and 2006, Partners Portfolio paid total brokerage commissions of $435,945, $737,242, and $755,579 respectively, of which $0, $0, and $43, respectively, was paid to Neuberger
Berman. Transactions in which the series used Neuberger Berman as broker comprised 0% of the aggregate dollar amount of transactions involving the payment of commissions, and 0% of the aggregate brokerage commissions paid by it during the year ended December 31, 2008. 100% of the $415,476 paid to other brokers by the series during the year ended December 31, 2008 (representing commissions on transactions involving approximately $342,447,908) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2008 the Fund acquired securities of the following of its regular B/Ds: Goldman Sachs & Co.; Citigroup Global Markets, Inc.; Morgan Stanley & Co., Inc.; and Bank of America Securities LLC; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: Goldman Sachs & Co., $4,700,523; Citigroup Global Markets, Inc., $2,897,378; Morgan Stanley & Co., Inc., $2,035,476; and Bank of America Securities LLC, $1,089,792.

     During the year ended December 31, 2008, Partners Portfolio paid $20,469, of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 5.16% of the aggregate dollar amount of transactions involving the payment of commissions, and 4.70% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

     During the years ended December 31, 2008,  2007,  and 2006,  Mid-Cap Growth
Portfolio paid total brokerage commissions of $1,088,902, $960,043, and $789,153, respectively, of which $0, $0 and $0, respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised 0% of the aggregate dollar amount of transactions involving the payment of commissions, and 0% of the aggregate brokerage commissions paid by it during the year ended December 31, 2008. 100% of the $1,040,712 paid to other brokers by the series during the year ended December 31, 2008 (representing commissions on transactions involving approximately $872,572,448) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2008 the Fund held no securities of its regular B/Ds.

     During the year ended December 31, 2008, Mid-Cap Growth Portfolio paid $48,190, of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 5.78% of the aggregate dollar amount of transactions involving the payment of commissions, and 4.43% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

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

     During the year ended December 31, 2008, 2007, and 2006, Guardian Portfolio paid total brokerage commissions of $126,587, $132,072, and $120,476, respectively, of which $0, $245, and $0, respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised 0% of the aggregate dollar amount of transactions involving the payment of commissions, and 0% of the aggregate brokerage commissions paid by it during the year ended December 31, 2008. 100% of the $115,085 paid to other brokers by the series during the year ended December 31, 2008 (representing commissions on transactions involving approximately $95,431,035) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2008 the Fund held no securities of its regular B/Ds.

     During the year ended December 31, 2008, Guardian Portfolio paid $11,502, of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 17.49% of the aggregate dollar amount of transactions involving the payment of commissions, and 9.09% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

     During the year ended December 31, 2008, 2007, and 2006, Short Duration Bond Portfolio paid total brokerage commissions of $0, $0 and $0, respectively. During the year ended December 31, 2008, the Fund acquired securities of the following of its regular B/Ds: Bank of America Securities LLC, Citigroup Global Markets, Inc., Goldman Sachs & Co., J.P. Morgan Chase & Co., Inc., Lehman Brothers Inc., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley & Co., Inc., and UBS Securities LLC; at the date, the Fund held securities of its regular B/Ds with aggregate value as follows: Bank of America Securities LLC, $52,204,363; Citigroup Global Markets, Inc., $6,928,445; Goldman Sachs & Co., $16,924,261; J.P. Morgan Chase & Co., Inc., $66,605,310; Lehman Brothers Inc., $1,395,760; Merrill Lynch, Pierce, Fenner & Smith Inc., $12,068,321; Morgan Stanley & Co., Inc., $21,582,603; and UBS Securities LLC $3,145,604 .

     During the years ended December 31, 2008, 2007, and 2006, Socially Responsive Portfolio paid total brokerage commission of $374,589, $530,550, and $434,416, respectively, of which $0, $1,203, and $3,237, respectively, was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised 0% of the aggregate dollar amount of transactions involving the payment of commissions, and 0% of the aggregate brokerage commissions paid by it during the year ended December 31, 2008. 100% of the $319,545 paid to other brokers by the corresponding series during the year ended December 31, 2008 (representing commissions on transactions involving approximately $281,530,322) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2008 the Fund held no securities of its regular B/Ds.

     During the year ended December 31, 2008, Socially Responsive Portfolio paid $55,044 of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 21.49% of the aggregate dollar amount of transactions involving the payment of commissions, and 14.69% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

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

     During the years ended December 31, 2008, 2007, and 2006, Regency Portfolio paid total brokerage commissions of $528,480, $596,197, and $396,388, respectively, of which $0, $0, and $10, respectively, was paid to Neuberger Berman. Transactions in which thecorresponding series used Neuberger Berman as broker comprised 0% of the aggregate dollar amount of transactions involving the payment of commissions, and 0% of the aggregate brokerage commissions paid by it during the period ended December 31, 2008. 100% of the $498,906 paid to other brokers by the corresponding series during the period ended December 31, 2008 (representing commissions on transactions involving approximately $378,785,443) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2008 the Fund acquired securities of the following of its regular B/Ds: Morgan Stanley & Co., Inc.; at that date, the series held securities of its regular B/Ds with aggregate value as follows: Morgan Stanley & Co., Inc., $2,032,268.

     During the year ended December 31, 2008, Regency Portfolio paid $29,574, of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 6.01% of the aggregate dollar amount of transactions involving the payment of commissions, and 5.60% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

     During the years ended December 31, 2008, 2007, and 2006, Small-Cap Growth Portfolio paid total brokerage commissions of $143,505, $30,253, and $24,574 of which, $0, $0, and $1,107, respectively, was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised 0% of the aggregate dollar amount of transactions involving the payment of commissions, and 0% of the aggregate brokerage commissions paid by it during the period ended December 31, 2008. 100% of the $138,288 paid to other brokers by the corresponding series during the year ended December 31, 2008 (representing commissions on transactions involving approximately $104,110,532) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2008 the Fund held no securities of its regular B/Ds.

     During the year ended December 31, 2008,  Small-Cap  Growth  Portfolio paid
$5,217, of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 2.99% of the aggregate dollar amount of transactions involving the payment of commissions, and 3.64% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

     During the year ended December 31, 2008, 2007 and 2006, International Portfolio paid total brokerage commissions of $1,308,525, $738,702, and $270,247, of which, $0, $0 and $0, was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by it during the year ended December 31, 2008. 100% of the $1,068,922 paid to other brokers by the corresponding series during the year ended December 31, 2008 (representing commissions on transactions involving approximately $938,172,898) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2008, the Fund held no securities of its regular B/Ds.

     During the year ended December 31, 2008, International Portfolio paid $239,603, of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 37.19% of the aggregate dollar amount of transactions involving the payment of commissions, and 18.31% of the aggregate brokerage commissions paid by the Fund.

     Commission rates, being a component of price, are considered along with other relevant factors in evaluating best price and execution. Each Fund may use an Affiliated Broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Funds' knowledge, no affiliate of any Fund receives give-ups or reciprocal business in connection with its securities transactions. The use of an Affiliated Broker for each Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Before an Affiliated Broker is used, the Trust and NB Management expressly authorize the Affiliated Broker to retain such compensation, and the Affiliate Broker would have to agree to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by each Fund to an Affiliated Broker in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid an Affiliated Broker must be (1) at least as favorable as commissions contemporaneously charged by the Affiliated Broker on comparable transactions for its most favored unaffiliated customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm and customers of the Affiliated Broker considered by a majority of the Independent Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Funds do not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by an Affiliated Broker. However, consideration regularly will be given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits an Affiliated Broker from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

     A committee of Independent Trustees from time to time will review, among other things, information relating to the commissions charged by an Affiliated Broker to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which an Affiliated Broker determines that the commissions paid to the Affiliated Broker by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Trustees.

     To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that an Affiliated Broker receives transaction instructions regarding the same security for more than one investment account at or about the same time, the Affiliated Broker my combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, an Affiliated Broker may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, the Affiliated Broker would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which the Affiliated Broker exercises investment discretion. A member of the Board of Trustees who will not be affiliated with the Affiliated Broker will review information about each agency cross-trade that the Fund participates in.

     In selecting a broker to execute Fund transactions other than an Affiliated Broker, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by those brokers as well as any expense offset arrangements offered by the brokers. A committee comprised of officers of NB Management and/or employees of Neuberger Berman who are Fund managers of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

     The commissions paid to a broker other than an Affiliated Broker may be higher than the amount another firm might charge if NB Management determines in good faith that the amountof those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit. In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

     Insofar as Fund transactions result from active management of equity securities, and insofar as Fund transactions of the Fund result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by the Fund to brokers (including to Affiliated Brokers) may be greater than if securities were selected solely on a long-term basis. Each Fund may, from time to time, loan portfolio securities to broker-dealers affiliated with NB Management ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for a Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.


                                 CODES OF ETHICS

     The Funds, NB Management, Neuberger Berman and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions, including transactions

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

involving Fund shares, of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their funds or taking personal advantage of investment opportunities that may belong to the Fund.

     Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at . You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

                               PORTFOLIO TURNOVER

     The portfolio turnover rate is calculated by (1) dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), by (2) the month-end average monthly value of such securities owned by the Fund during the year.

     For Small-Cap Growth Portfolio the portfolio turnover rate for the 2008 fiscal year differed materially from the portfolio turnover rate for the 2007 fiscal year due to changeover in the portfolio management team and extreme volatility in the global financial markets.

     For International Portfolio the portfolio turnover rate for the 2008 fiscal year differed materially from the portfolio turnover rate for the 2007 fiscal year due to extreme volatility in the financial markets.

                                  PROXY VOTING

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

     For socially responsive clients, NB Management has adopted socially responsive voting guidelines. For non-socially responsive clients, NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with NB Management's proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is be available without charge by calling 1-800-877-9700 (toll-free) or visiting or the website of the SEC, .

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy

     The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." NB Management's President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of Neuberger Berman Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to NB Management's President or a Senior Vice President (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     No Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Trustees reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to a Codes of Ethics adopted by the Funds, NB Management, Neuberger Berman, Lehman Brothers Asset Management, Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds shareholders. The Codes of Ethics also prohibit any person associated with the Funds, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or the be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients

     The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     State Street Bank and Trust Company ("State Street"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     Securities Lending Agent. Each Fund has entered into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive each Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     Other Third-Party Service Providers to the Funds. The Funds may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Funds who require access to this information to fulfill their duties to the Funds.

     In addition, the Funds may disclose portfolio holdings information to third parties that calculate information derived from portfolio holdings for use by NB Management and/or Neuberger Berman. Currently, each Fund provides its complete portfolio holdings to FactSet Research Systems Inc. ("FactSet") each day for this purpose. FactSet receives reasonable compensation for its services.

     In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     Rating, Ranking and Research Agencies. Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Funds provide their complete portfolio holdings to: Vestek each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the first business day of each month; Capital Access on the tenth calendar day of each month; and Bloomberg L.P. on the 15th calendar day of each quarter and Morningstar on the 15th calendar day of each month. The Funds also provide their complete month-end portfolio holdings to DCI on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Neuberger Berman, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Funds' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Funds.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. Each Fund's report shows the investments owned by it and the market values thereof and provides other information about the Fund and its operations. In addition, the report contains the Fund's financial statements.

                       INFORMATION REGARDING ORGANIZATION,
                        CAPITALIZATION, AND OTHER MATTERS

     Each Fund is a separate series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has thirteen separate Funds. The
Trustees may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other. As discussed above under "Investment Information", through April 30, 2000, certain of the Funds invested all of their respective net investable assets in a corresponding master series of Advisers Managers Trust, in each case receiving a beneficial interest in that series. Beginning May 1, 2000, each such Fund invests directly in its own securities portfolio.

     Prior to September 26, 2008, Short Duration Bond Portfolio was named Lehman Brothers Short Duration Bond Portfolio. Prior to May 1, 2007, the Fund was named Limited Maturity Bond Portfolio. Prior to March 26, 2008, Small-Cap Growth Portfolio was named Fasciano Portfolio.

     NB Management and Neuberger Berman and Lehman Brothers Asset Management serve as investment manager and sub-advisers, respectively, to other mutual funds, and the investments for the Funds (through their corresponding series) are managed by the same portfolio managers who manage one or more other mutual funds, that have similar names, investment objectives and investment styles as each Fund and are offered directly to the public by means of separate prospectuses. These other mutual funds are not part of the Trust. You should be aware that each Fund is likely to differ from the other mutual funds in size, cash flow pattern, and certain tax matters, and may differ in risk/return characteristics. Accordingly, the portfolio holdings and performance of the Funds may vary from those of the other mutual funds with similar names.

     Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

     Shareholder Meetings. The Trustees do not intend to hold annual meetings of shareholders of the Funds. The Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Fund.

     Certain Provisions of the Trust Instrument. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

                          CUSTODIAN AND TRANSFER AGENT

     Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as each Fund's Transfer Agent and shareholder servicing agent, administering purchases and redemptions of Trust shares through its Boston Service Center.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Each Fund (except the International Large Cap Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston MA 02116 as the Independent Registered Public Accounting Firm who will audit its financial statements. The International Large Cap Portfolio has selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 as the Independent Registered Public Accounting Firm who will audit their financial statements.

                                  LEGAL COUNSEL

     Each Fund has selected Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006 as legal counsel.

                             REGISTRATION STATEMENT

     This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference and other information regarding the Funds.

     Statements contained in this SAI and Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The audited financial statements, notes to the audited financial statements, and reports of the registered independent public accountants contained in the annual reports to the shareholders of the Trust for the fiscal year ended December 31, 2008 for Neuberger Berman Advisers Management Trust are incorporated into this SAI by reference to each Fund's Annual Report to shareholders for the fiscal year ended December 31, 2008.

                                   APPENDIX A
                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other

                                   Appendix-1
elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

     Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                                   Appendix-2

     - Leading market positions in well-established industries;

     - High rates of return on funds employed;

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection;

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

S&P Short-Term Ratings

     SP-1 - Top-tier investment grade short-term rating reflects superior ability of repayment. Those issues determined to possess extraordinary safety characteristics are denoted with a plus sign (+).

MOODY'S Short-Term Ratings:

     MIG 1, VMIG 1 - Top-tier investment grade short-term ratings reflect superior ability of repayment.

                                   Appendix-3

                                                                          PART C

                                OTHER INFORMATION

Item 23.   Exhibits
-------------------


Exhibit Number        Description
--------------        -----------

(a)   (1)             Amended and Restated Certificate of Trust of the Registrant(1)

      (2)             Trust Instrument of Registrant(1)

      (3)             Amendment to Trust Instrument executed November 9, 1998(1)

      (4)             Amendment to Trust Instrument executed September 18, 2006(1)

      (5)             Schedule A to the Trust Instrument(2)

(b)   (1)             By-laws of Registrant(1)

      (2)             Amendment to By-laws executed April 20, 1998(1)

      (3)             Amendment to By-laws executed November 9, 1998(1)

(c)   (1)             Trust Instrument of Registrant, Articles IV, V and VI(1)

      (2)             By-laws of Registrant, Articles V, VI and VIII(1)

(d)   (1)             Management Agreement Between Registrant and Neuberger Berman Management LLC(1)

      (2)             Schedules A and B to the Management Agreement(2)

      (3)             Sub-Advisory Agreement Between Neuberger Berman Management LLC and Neuberger
                      Berman, LLC with Respect to Registrant(1)

      (4)             Schedule A to the Sub-Advisory Agreement Between Neuberger Berman Management LLC
                      and Neuberger Berman, LLC with Respect to Registrant(2)

      (5)             Assignment and Assumption Agreement Between Neuberger Berman, LLC and
                      Lehman Brothers Asset Management LLC with Respect to Short Duration Bond Fund(1)

(e)   (1)             Distribution Agreement Between Registrant and Neuberger Berman Management LLC for
                      Class I Shares(1)

      (2)             Distribution and Services Agreement Between Registrant and Neuberger Berman
                      Management LLC for Class S Shares(1)

      (3)             Schedule A to Distribution and Services Agreement Between Registrant and
                      Neuberger Berman Management LLC for Class S Shares(2)


Exhibit Number        Description
--------------        -----------
(f)                   Bonus or Profit Sharing Contracts - None.

(g)   (1)             Custodian Contract Between Registrant and State Street Bank and Trust
                      Company(1)

      (2)             Amendment to Custodian Contract Between Registrant and
                      State Street Bank and Trust Company(1)

      (3)             Custodian Fee Schedule(1)

      (4)             Schedule A to the Custodian Contract(2)

(h)   (1)             Transfer Agency Agreement Between Registrant and State Street Bank and Trust
                      Company(1)

      (2)             Administration Agreement for I Class Shares Between Registrant and Neuberger
                      Berman Management LLC (1)

      (3)             Administration Agreement for S Class Shares Between Registrant and Neuberger
                      Berman Management LLC (1)

      (4)             Schedules A & B to Administration Agreement for S Class Shares Between Registrant
                      and Neuberger Berman Management LLC (2)

      (5)             Form of Fund Participation Agreement(1)

      (6)             Expense Limitation Agreement between Registrant, on behalf of the Balanced, Growth,
                      Guardian (Class I), Short Duration Bond, Mid-Cap Growth (Class I) and Partners
                      Portfolios, and Neuberger Berman Management LLC (3)

      (7)             Expense Limitation Agreement between Registrant, on behalf of the Guardian (Class
                      S), International, International Large Cap, Mid-Cap Growth (Class S), Real Estate and
                      Regency (Class I and Class S), Socially Responsive (Class I and Class S), Small-Cap
                      Growth Portfolios, and Neuberger Berman Management LLC(1)

      (8)             Schedule A to Expense Limitation Agreement between Registrant, on behalf of the Guardian
                      (Class S), International, International Large Cap, Mid-Cap Growth (Class S), Real Estate
                      Regency (Class I and Class S), Socially Responsive (Class I and Class S), Small-Cap
                      and Growth Portfolios, and Neuberger Berman Management LLC(2)

      (9)             Form of Distribution and Administrative Services Agreement on behalf of
                      Registrant(3)

      (8)             Form of Services Agreement on behalf of Registrant(4).

(i)                   Consent of Counsel - Filed herewith.

(j)   (1)             Consent of Independent Registered Public Accounting Firm - Filed herewith.

      (2)             Consent of Independent Registered Public Accounting Firm (International Large Cap
                      Portfolio) - Filed herewith.



Exhibit Number        Description
--------------        -----------
(k)                   Financial Statements Omitted from Prospectus - None.

(l)                   Initial Capital Agreements - None.

(m)   (1)             Plan Pursuant to Rule 12b-1 (non-fee)(1)

      (2)             Plan Pursuant to Rule 12b-1 (Class S)(1) (3) Schedules A & B to Plan
                      Pursuant to Rule 12b-1 (Class S)(2).

(n)   (1)             Rule 18f-3 Plan(1)

      (2)             Amendment to Attachment B to Rule 18f-3 Plan(2)

(o)   (1)             Power of Attorney(5)

      (2)             Power of Attorney (for Joseph V. Amato) - Filed herewith. (p) (1) Code of Ethics for Principal Executive and Senior Financial Officers(1)

      (2)             Neuberger Berman Code of Ethics(1) (3) Lehman Brothers Code of
                      Ethics(1)

----------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255 filed with the Securities and Exchange Commission on May 1, 2007.
(2) Incorporated by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255 filed with the Securities and Exchange Commission on April 29, 2008.
(3) Incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255 filed with the Securities and Exchange Commission on April 26, 2002.
(4) Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255 filed with the Securities and Exchange Commission on February 23, 2004.
(5) Incorporated by reference to Post-Effective Amendment No. 59 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255 filed with the Securities and Exchange Commission on February 27, 2009.

Item 24.   Persons Controlled By or Under Common Control with Registrant
------------------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.

Item 25.   Indemnification:
---------------------------

         A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

         Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

         Section 9.1 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. NB Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which NB Management believes to be genuine and to have been signed by the proper person or persons, and NB Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that NB Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

         Section 14 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Adviser and Sub-Adviser
--------------------------------------------------------------------

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Neuberger Berman Management LLC ("NB Management") and each executive officer of Neuberger Berman, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       -----------------------------------------------------------

Joseph V. Amato                               Chief Executive Officer and President, Neuberger Berman Holdings LLC
                                              (including its predecessor, Neuberger Berman Inc.) and Neuberger
                                              Berman LLC, since 2007; Managing Director of Lehman Brothers Asset
                                              Management LLC ("LBAM") since 2007; Global Head of Asset Management in the Investment Management Division, LBHI, since 2006;  Member of the
                                              Investment Management Division's Executive Management Committee, LBHI,
                                              since 2006; Managing Director, Lehman Brothers Inc., since 2006; Board member of LBAM since 2006; Trustee, Neuberger Berman Advisers
                                              Management Trust. since 2009; formerly, Chief Recruiting and
                                              Development Officer, Lehman Brothers Inc., 2005 to 2006; formerly,
                                              Global Head of Equity Sales and Member of the Equities Division
                                              Executive Committee, Lehman Brothers Inc., 2003 to 2005.

Ann H. Benjamin                               Portfolio Manager, Lehman Brothers High Income Bond Fund and Lehman
Vice President, NB Management                 Brothers Strategic Income Fund, each a series of Lehman



NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       -----------------------------------------------------------

                                              Brothers Income Funds; Portfolio Manager, Neuberger Berman Income
                                              Opportunity Fund Inc.; Portfolio Manager, Neuberger Berman High Yield
                                              Strategies Fund.

Michael L. Bowyer                             Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series
Vice President, NB Management                 of Neuberger Berman Equity Funds.

Claudia A. Brandon                            Senior Vice President, Neuberger Berman, LLC since 2007; Vice
Senior Vice President/Mutual Fund Board;      President, Neuberger Berman, LLC from 2002 to 2006; Employee,
Relations and Assistant Secretary, NB         Neuberger Berman, LLC since 1999; Secretary, Neuberger Berman Advisers
Management.                                   Management Trust; Secretary, Neuberger Berman Equity Funds; Secretary,
                                              Lehman Brothers Income Funds; Secretary, Neuberger Berman Real Estate
                                              Income Fund Inc.; Secretary, Neuberger Berman Intermediate Municipal
                                              Fund Inc.; Secretary, Neuberger Berman New York Intermediate Municipal
                                              Fund Inc.; Secretary, Neuberger Berman California Intermediate
                                              Municipal Fund Inc.; Secretary, Neuberger Berman Realty Income Fund
                                              Inc.; Secretary, Neuberger Berman Income Opportunity Fund Inc.;
                                              Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.;
                                              Secretary, Neuberger Berman Dividend Advantage Fund Inc.; Secretary,
                                              Lehman Brothers First Trust Income Opportunity Fund; Secretary,
                                              Neuberger Berman Institutional Liquidity Series; Secretary, Lehman
                                              Brothers Institutional Liquidity Cash Management Funds; Secretary,
                                              Institutional Liquidity Trust; Secretary, Lehman Brothers Reserve
                                              Liquidity Funds; Secretary, Lehman Brothers Institutional Liquidity
                                              Funds.

David H. Burshtan                             Portfolio Manager, Neuberger Berman Small and Mid Cap Growth Fund and
Vice President, NB Management.                Neuberger Berman Small Cap Growth Fund, each a series of Neuberger
                                              Berman Equity Funds; Portfolio Manager, Small-Cap Growth Portfolio, a
                                              series of Neuberger Berman Advisers Management Trust.

Robert Conti                                  Managing Director, Neuberger Berman, LLC since 2007; formerly,
President and Chief Executive Officer         Senior Vice President of Neuberger Berman, LLC, 2003 to 2006;
NB Management.                                formerly, Vice  President, Neuberger Berman, LLC, from 1999 to 2003;
                                              President, Chief Executive Officer and Trustee, Lehman Brothers
                                              Income Funds; President, Chief Executive Officer and Trustee,
                                              Neuberger Berman Equity Funds; President, Chief Executive Officer and
                                              Trustee, Neuberger Berman Advisers Management Trust; President, Chief
                                              Executive Officer and Director, Neuberger Berman Intermediate
                                              Municipal Fund Inc.; President, Chief Executive Officer and Director,
                                              Neuberger Berman New York Intermediate Municipal Fund Inc.;
                                              President, Chief Executive Officer and Director, Neuberger Berman
                                              California Intermediate Municipal Fund Inc.; President, Chief
                                              Executive Officer and Director, Neuberger Berman Income Opportunity
                                              Fund Inc.; President, Chief Executive Officer and Director, Neuberger
                                              Berman Real Estate Securities Income Fund Inc.; President, Chief
                                              Executive Officer and Director, Neuberger Berman Dividend Advantage
                                              Fund Inc.; President, Chief Executive Officer and Trustee, Neuberger
                                              Berman High Yield Strategies Fund; President, Chief Executive Officer
                                              and Trustee, Neuberger Berman Institutional Liquidity Series;
                                              President, Chief Executive Officer and Trustee, Lehman Brothers
                                              Institutional Liquidity Cash Management Funds; President, Chief
                                              Executive Officer and Trustee, Institutional Liquidity Trust;
                                              President, Chief Executive Officer



NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       -----------------------------------------------------------

                                              and Trustee, Lehman Brothers Reserve Liquidity Funds; President,
                                              Chief Executive Officer and Trustee, Lehman Brothers Institutional
                                              Liquidity Funds.

Robert B. Corman                              Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.                Berman Focus Fund, a series of Neuberger Berman Equity Funds.

Robert W. D'Alelio                            Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management.                Berman Genesis Fund, a series of Neuberger Berman Equity Funds.

John C. Donohue                               Portfolio Manager, Neuberger Berman Government Money Fund and
Vice President, NB Management                 Neuberger Berman Cash Reserves, each a series of Lehman Brothers
                                              Income Funds; Portfolio Manager, Prime Portfolio and Neuberger Berman
                                              Treasury Fund, each a series of Lehman Brothers Institutional
                                              Liquidity Funds; Portfolio Manager, Cash Management Money Market
                                              Portfolio, Cash Management Prime Portfolio and Cash Management
                                              Treasury Portfolio, each a series of Lehman Brothers Institutional
                                              Liquidity Cash Management Funds; Portfolio Manager, Money Market
                                              Reserve Portfolio, Prime Reserve Portfolio and Treasury Obligations
                                              Reserve Portfolio, each a series of Lehman Brothers Reserve Liquidity
                                              Funds; Portfolio Manager, Neuberger Berman Institutional Cash Fund
                                              and Neuberger Berman Prime Money Fund, each a series of Neuberger
                                              Berman Institutional Liquidity Series.

 Ingrid Dyott                                 Vice President, Neuberger Berman, LLC; Associate Portfolio Manager,
 Vice President, NB Management.               Guardian Portfolio, a series of Neuberger Berman Advisers Management
                                              Trust; Portfolio Manager, Socially Responsive Portfolio, a series of
                                              Neuberger Berman Advisers Management Trust; Associate Portfolio
                                              Manager, Neuberger Berman Guardian Fund, a series of Neuberger Berman
                                              Equity Funds; Portfolio Manager, Neuberger Berman Socially Responsive
                                              Fund, a series of Neuberger Berman Equity Funds.

Janet Fiorenza                                Managing Director, Neuberger Berman, LLC.
Vice President, NB Management

Lawrence K. Fisher                            Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management                 Berman Century Fund and Neuberger Berman Large Cap Disciplined Growth
                                              Fund, each a series of Neuberger Berman Equity Funds.

Daniel J. Fletcher                            Senior Vice President, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Century Fund and Neuberger Berman Large Cap
                                              Disciplined Growth Fund, each a series of Neuberger Berman Equity
                                              Funds.

Michael Foster                                Vice President, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management                 Berman Short Duration Bond Fund, a series of Lehman Brothers Income
                                              Funds; Portfolio Manager, Balanced Portfolio and Short Duration Bond
                                              Portfolio, each a series of Advisers Management Trust.



NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       -----------------------------------------------------------

William J. Furrer                             Portfolio Manager, Neuberger Berman California Tax-Free Money Fund,
Vice President, NB Management                 Neuberger Berman Municipal Money Fund, Neuberger Berman Municipal
                                              Securities Trust, Lehman Brothers National Municipal Money Fund,
                                              Neuberger Berman New York Municipal Money Fund and Neuberger Berman
                                              Tax-Free Money Fund, each a series of Lehman Brothers Income Funds.

Maxine L. Gerson                              Senior Vice President, Deputy General Counsel and Assistant Secretary,
Secretary, General Counsel and Senior Vice    Neuberger Berman, LLC; Executive Vice President and Chief Legal
President, NB Management                      Officer, Lehman Brothers Income Funds; Executive Vice President and
                                              Chief Legal Officer, Neuberger Berman Equity Funds; Executive Vice
                                              President and Chief Legal Officer, Neuberger Berman Advisers
                                              Management Trust; Executive Vice President and Chief Legal Officer,
                                              Neuberger Berman Intermediate Municipal Fund Inc.; Executive Vice
                                              President and Chief Legal Officer, Neuberger Berman New York
                                              Intermediate Municipal Fund Inc.; Executive Vice President and Chief
                                              Legal Officer, Neuberger Berman California Intermediate Municipal
                                              Fund Inc.; Executive Vice President and Chief Legal Officer,
                                              Neuberger Berman Income Opportunity Fund Inc.; Executive Vice
                                              President and Chief Legal Officer, Neuberger Berman Real Estate
                                              Securities Income Fund Inc.; Executive Vice President and Chief Legal
                                              Officer, Neuberger Berman Dividend Advantage Fund Inc.; Executive
                                              Vice President and Chief Legal Officer, Neuberger Berman High Yield
                                              Strategies Fund; Executive Vice President and Chief Legal Officer,
                                              Neuberger Berman Institutional Liquidity Series; Executive Vice
                                              President and Chief Legal Officer, Lehman Brothers Institutional
                                              Liquidity Cash Management Funds; Executive Vice President and Chief
                                              Legal Officer, Institutional Liquidity Trust; Executive Vice
                                              President and Chief Legal Officer, Lehman Brothers Reserve Liquidity
                                              Funds; Executive Vice President and Chief Legal Officer, Lehman
                                              Brothers Institutional Liquidity Funds.

Anthony Gleason                               Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Equity Income Fund, a series of Neuberger Berman
                                              Equity Funds.

Richard Grau                                  Vice President, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management                 Berman Short Duration Bond Fund, a series of Lehman Brothers Income
                                              Funds; Portfolio Manager, Balanced Portfolio and Short Duration Bond
                                              Portfolio, each a series of Advisers Management Trust.

Edward S. Grieb                               Senior Vice President and Treasurer, Neuberger Berman, LLC; Treasurer,
Treasurer and Chief Financial Officer,        Neuberger Berman Holdings LLC.
NB Management

Todd E. Heltman                               Portfolio Co-Manager, Neuberger Berman Energy Fund, a series of
Vice President, NB Management                 Neuberger Berman Equity Funds.

Eric D. Hiatt                                 Portfolio Manager, Neuberger Berman Government Money Fund and
Vice President, NB Management                 Neuberger Berman Cash Reserves, each a series of Lehman Brothers
                                              Income Funds; Portfolio Manager, Cash Management Treasury Portfolio,
                                              a series of Lehman Brothers Institutional Liquidity Cash Management
                                              Funds; Portfolio Manager, Treasury Obligations Reserve Portfolio, a
                                              series of Lehman Brothers Reserve Liquidity Funds.



NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       -----------------------------------------------------------

James L. Iselin                               Portfolio Manager, Neuberger Berman California Intermediate Municipal
Vice President, NB Management                 Fund Inc.; Portfolio Manager, Neuberger Berman Intermediate Municipal
                                              Fund Inc.; Portfolio Manager, Neuberger Berman New York Intermediate
                                              Municipal Fund Inc.; Portfolio Manager, Neuberger Berman Municipal
                                              Securities Trust, a series of Lehman Brothers Income Funds.

Brian Jones                                   Vice President, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management                 Berman Dividend Advantage Fund Inc.; Portfolio Manager, Neuberger
                                              Berman Income Opportunity Fund Inc.; Portfolio Manager, Neuberger
                                              Berman Real Estate Securities Income Fund, Inc.; Portfolio Manager,
                                              Neuberger Berman Global Real Estate Fund and Neuberger Berman Real
                                              Estate Fund, each a series of Neuberger Berman Equity Funds.

Kristina Kalebich                             Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management                 Berman Small and Mid Cap Growth Fund, a series of Neuberger Berman
                                              Equity Funds.

Gerald Kaminsky                               Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Neuberger Vice President,                     NB Management Berman Select Equities Fund, a series of
                                              Neuberger Berman Equity Funds.

Michael Kaminsky                              Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Select Equities Fund, a series of
                                              Neuberger Berman Equity Funds.

Brian Kerrane                                 Senior Vice President, Neuberger Berman, LLC; Vice President, Lehman
Vice President, NB Management                 Brothers Income Funds; Vice President, Neuberger Berman Equity Funds;
                                              Vice President, Neuberger Berman Advisers Management Trust; Vice
                                              President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                              President, Neuberger Berman New York Intermediate Municipal Fund
                                              Inc.; Vice President, Neuberger Berman California Intermediate
                                              Municipal Fund Inc.; Vice President, Neuberger Berman Income
                                              Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate
                                              Securities Income Fund Inc.; Vice President, Neuberger Berman
                                              Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High
                                              Yield Strategies Fund; Vice President, Neuberger Berman Institutional
                                              Liquidity Series; Vice President, Lehman Brothers Institutional
                                              Liquidity Cash Management Funds; Vice President, Institutional
                                              Liquidity Trust; Vice President, Lehman Brothers Reserve Liquidity
                                              Funds; Vice President, Lehman Brothers Institutional Liquidity Funds.

Richard W. Knee                               Portfolio Manager, Neuberger Berman Core Bond Fund, Neuberger Berman
Vice President, NB Management                 Core Plus Bond Fund and Neuberger Berman Strategic Income Fund, each a series of Lehman Brothers Income Funds.

Sajjad S. Ladiwala                            Associate Portfolio Manager, Guardian Portfolio and Socially
Vice President, NB Management                 Responsive Portfolio, each a series of Neuberger Berman Advisers
                                              Management Trust; Associate Portfolio Manager, Neuberger Berman
                                              Guardian Fund and Neuberger Berman Socially Responsive Fund, each a series of Neuberger Berman Equity Funds.



NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       -----------------------------------------------------------

David M. Levine                               Senior Vice President, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Focus Fund and Neuberger Berman Research
                                              Opportunities Fund, each a series of Neuberger Berman Equity Funds.

Richard S. Levine                             Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management                 Berman Equity Income Fund and Neuberger Berman Dividend Fund, each a series of Neuberger Berman Equity Funds; Portfolio Manager, Neuberger
                                              Berman Dividend Advantage Fund Inc.

Kristian J. Lind                              Portfolio Manager, Neuberger Berman California Tax-Free Money Fund,
Vice President, NB Management                 Neuberger Berman Municipal Money Fund, Neuberger Berman Tax-Free Money
                                              Fund, Neuberger Berman New York Municipal Money Fund and Lehman
                                              Brothers National Municipal Money Fund, each a series of Lehman
                                              Brothers Income Funds.

Arthur Moretti                                Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management                 Berman Guardian Fund and Neuberger Berman Socially Responsive Fund,
                                              each a series of Neuberger Berman Equity Funds; Portfolio Manager,
                                              Guardian Portfolio and Socially Responsive Portfolio, each a series of Neuberger Berman Advisers Management Trust.

S. Basu Mullick                               Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Partners Fund and Neuberger Berman Regency
                                              Fund, each a series of Neuberger Berman Equity Funds; Portfolio
                                              Manager, Partners Portfolio and Regency Portfolio, each a series of
                                              Neuberger Berman Advisers Management Trust.

Thomas P. O'Reilly                            Portfolio Manager, Neuberger Berman Income Opportunity Fund Inc.;
Vice President, NB Management                 Portfolio Manager, Neuberger Berman High Yield Strategies Fund;
                                              Portfolio Manager, Neuberger Berman High Income Bond Fund, a series of Lehman Brothers Income Funds; Portfolio Manager, High Income Bond
                                              Portfolio, a series of Neuberger Berman Advisers Management Trust.

Loraine Olavarria                             None.
Assistant Secretary, NB Management

Kevin Pemberton                               None.
Vice President, NB Management

Alexandra Pomeroy                             Senior Vice President, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Equity Income Fund, a series of Neuberger Berman
                                              Equity Funds.

Andrew Provencher                             Managing Director, Neuberger Berman, LLC; Vice President, Lehman
Managing Director, NB Management              Brothers Income Funds; Vice President, Neuberger Berman Equity Funds;
                                              Vice President, Neuberger Berman Advisers Management Trust; Vice
                                              President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                              President, Neuberger Berman New York Intermediate Municipal


NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       -----------------------------------------------------------

                                              Fund Inc.; Vice President, Neuberger Berman California Intermediate
                                              Municipal Fund Inc.; Vice President, Neuberger Berman Income
                                              Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate
                                              Securities Income Fund Inc.; Vice President, Neuberger Berman
                                              Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High
                                              Yield Strategies Fund; Vice President, Neuberger Berman Institutional
                                              Liquidity Series; Vice President, Lehman Brothers Institutional
                                              Liquidity Cash Management Funds; Vice President, Institutional
                                              Liquidity Trust; Vice President, Lehman Brothers Reserve Liquidity
                                              Funds; Vice President, Lehman Brothers Institutional Liquidity Funds.

Elizabeth Reagan                              None.
Vice President, NB Management

Brett S. Reiner                               Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series
Vice President, NB Management                 of Neuberger Berman Equity Funds.

Daniel D. Rosenblatt                          Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management                 Berman Century Fund and Neuberger Berman Large Cap Disciplined Growth
                                              Fund, each a series of Neuberger Berman Equity Funds.

Conrad A. Saldanha                            Portfolio Manager, Neuberger Berman Emerging Markets Equity Fund, a
Vice President, NB Management                 series of Neuberger Berman Equity Funds.

Mindy Schwartzapfel                           Senior Vice President, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Select Equities Fund, a series of Neuberger Berman
                                              Equity Funds.

Benjamin E. Segal                             Managing Director, Neuberger Berman, LLC since November 2000, prior
Vice President, NB Management                 thereto, Vice President, Neuberger Berman, LLC; Portfolio Manager,
                                              Neuberger Berman International Fund, Neuberger Berman International
                                              Institutional Fund and Neuberger Berman International Large Cap Fund,
                                              each a series of Neuberger Berman Equity Funds; Portfolio Manager,
                                              International Portfolio, a series of Neuberger Berman Advisers
                                              Management Trust.

Steve S. Shigekawa                            Senior Vice President, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Dividend Advantage Fund Inc.; Portfolio Manager,
                                              Neuberger Berman Income Opportunity Fund Inc.; Portfolio Manager,
                                              Neuberger Berman Real Estate Securities Income Fund, Inc.; Portfolio
                                              Manager, Neuberger Berman Global Real Estate Fund and Neuberger Berman
                                              Real Estate Fund, each a series of Neuberger Berman Equity Funds.

Neil S. Siegel                                Managing Director, Neuberger Berman, LLC; Vice President, Lehman
Managing Director, NB Management              Brothers Income Funds; Vice President, Neuberger Berman Equity Funds;
                                              Vice President, Neuberger Berman Advisers Management Trust; Vice
                                              President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                              President, Neuberger Berman New York Intermediate Municipal Fund
                                              Inc.; Vice President, Neuberger Berman California Intermediate
                                              Municipal Fund Inc.; Vice President, Neuberger Berman Income


NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       -----------------------------------------------------------

                                              Opportunity Fund Inc.; Vice President, Neuberger Berman Real Estate
                                              Securities Income Fund Inc.; Vice President, Neuberger Berman
                                              Dividend Advantage Fund Inc.; Vice President, Neuberger Berman High
                                              Yield Strategies Fund; Vice President, Neuberger Berman Institutional
                                              Liquidity Series; Vice President, Lehman Brothers Institutional
                                              Liquidity Cash Management Funds; Vice President, Institutional
                                              Liquidity Trust; Vice President, Lehman Brothers Reserve Liquidity
                                              Funds; Vice President, Lehman Brothers Institutional Liquidity Funds.

Ronald B. Silvestri                           Senior Vice President, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Climate Change Fund and Neuberger Berman Energy Fund,
                                              each a series of Neuberger Berman Equity Funds.

Thomas A. Sontag                              Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management                 Berman Core Bond Fund, Neuberger Berman Core Plus Bond Fund and
                                              Neuberger Berman Short Duration
                                              Bond Fund, each a series of Lehman
                                              Brothers Income Funds.

Michelle B. Stein                             Portfolio Manager, Neuberger Berman Dividend Fund, a series of
Vice President, NB Management                 Neuberger Berman Equity Funds; Portfolio Manager, Neuberger Berman
                                              Dividend Advantage Fund Inc.

Mamundi Subhas                                Portfolio Manager, Neuberger Berman Guardian Fund and Neuberger Berman
Vice President, NB Management                 Socially Responsive Fund, each a series of Neuberger Berman Equity
                                              Funds.

Bradley C. Tank                               Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Strategic Income Fund, a series
of Lehman Brothers Income Funds.

Kenneth J. Turek                              Portfolio Manager, Balanced Portfolio, Growth Portfolio and Mid-Cap
Vice President, NB Management                 Growth Portfolio, each a series of Neuberger Berman Advisers
                                              Management Trust; Portfolio Manager, Neuberger Berman Mid Cap Growth
                                              Fund and Neuberger Berman Small and Mid Cap Growth Fund, each a series of Neuberger Berman Equity Funds.

Judith M. Vale                                Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Genesis Fund, a series of Neuberger Berman
                                              Equity Funds.

Richard Werman                                Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management                 Neuberger Berman Select Equities Fund, a series of
                                              Neuberger Berman Equity Funds.

Chamaine Williams                             Chief Compliance Officer, Lehman Brothers Income Funds; Chief
Chief Compliance Officer, NB Management       Compliance Officer, Neuberger Berman Equity Funds; Chief Compliance
                                              Officer, Neuberger Berman Advisers Management Trust; Chief Compliance
                                              Officer, Neuberger Berman Intermediate Municipal Fund Inc.; Chief
                                              Compliance Officer, Neuberger Berman New York Intermediate Municipal
                                              Fund Inc.; Chief Compliance Officer, Neuberger Berman California
                                              Intermediate Municipal Fund Inc.; Chief Compliance Officer, Neuberger
                                              Berman Income Opportunity Fund Inc.; Chief



NAME                                          BUSINESS AND OTHER CONNECTIONS
---------------------------------------       -----------------------------------------------------------

                                              Compliance Officer, Neuberger Berman Real Estate Securities Income
                                              Fund Inc.; Chief Compliance Officer, Neuberger Berman Dividend
                                              Advantage Fund Inc.; Chief Compliance Officer, Neuberger Berman High
                                              Yield Strategies Fund; Chief Compliance Officer, Neuberger Berman
                                              Institutional Liquidity Series; Chief Compliance Officer, Lehman
                                              Brothers Institutional Liquidity Cash Management Funds; Chief
                                              Compliance Officer, Institutional Liquidity Trust; Chief Compliance
                                              Officer, Lehman Brothers Reserve Liquidity Funds; Chief Compliance
                                              Officer, Lehman Brothers Institutional Liquidity Funds.


         The principal address of NB Management, Neuberger Berman, LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


         Information as to the directors and officers of Neuberger Berman, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Neuberger Berman, LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-3908) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.


Item 27.   Principal Underwriters
---------------------------------

         (a) Neuberger Berman Management LLC, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

             Neuberger Berman Equity Funds
             Lehman Brothers Income Funds
             Neuberger Berman Institutional Liquidity Series
             Lehman Brothers Institutional Liquidity Funds
             Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Reserve Liquidity Funds

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


               NAME                   POSITIONS AND OFFICES             POSITIONS AND OFFICES
                                        WITH UNDERWRITER                   WITH REGISTRANT
   ----------------------------    --------------------------           ----------------------


Thanos Bardas                        Vice President                         None

John J. Barker                       Vice President                         None

Ann H. Benjamin                      Vice President                         None

Michael L. Bowyer                    Vice President                         None

Claudia A. Brandon                   Senior Vice President & Assistant      Executive Vice President and
                                     Secretary                              Secretary



               NAME                   POSITIONS AND OFFICES             POSITIONS AND OFFICES
                                        WITH UNDERWRITER                   WITH REGISTRANT
   ----------------------------    --------------------------           ----------------------


David M. Brown                       Vice President                         None

David H. Burshtan                    Vice President                         None

Robert Conti                         President and Chief Executive          Chief Executive Officer, President
                                     Officer                                and Trustee

Robert B. Corman                     Vice President                         None

Robert W. D'Alelio                   Vice President                         None

John C. Donohue                      Vice President                         None

Ingrid Dyott                         Vice President                         None

Janet Fiorenza                       Vice President                         None

Lawrence K. Fisher                   Vice President                         None

Daniel J. Fletcher                   Vice President                         None

Michael Foster                       Vice President                         None

William J. Furrer                    Vice President                         None

Maxine L. Gerson                     Secretary, General Counsel and         Executive Vice President and Chief
                                     Senior Vice President                  Legal Officer (only for purposes of
                                                                            sections 307 and 406 of the Sarbanes
                                                                            - Oxley Act of 2002)

Anthony Gleason                      Vice President                         None

Richard Grau                         Vice President                         None

Edward S. Grieb                      Treasurer and Chief Financial          None
                                     Officer

Todd E. Heltman                      Vice President                         None

Eric D. Hiatt                        Vice President                         None

James L. Iselin                      Vice President                         None

Brian Jones                          Vice President                         None

Kristina Kalebich                    Vice President                         None

Gerald Kaminsky                      Vice President                         None



               NAME                   POSITIONS AND OFFICES             POSITIONS AND OFFICES
                                        WITH UNDERWRITER                   WITH REGISTRANT
   ----------------------------    --------------------------           ----------------------

Michael Kaminsky                     Vice President                         None

Brian Kerrane                        Vice President                         Vice President

Richard W. Knee                      Vice President                         None

Sajjad S. Ladiwala                   Vice President                         None

David M. Levine                      Vice President                         None

Richard S. Levine                    Vice President                         None

Kristian Lind                        Vice President                         None

Arthur Moretti                       Vice President                         None

S. Basu Mullick                      Vice President                         None

Thomas P. O'Reilly                   Vice President                         None

Loraine Olavarria                    Assistant Secretary                    None

Kevin Pemberton                      Vice President                         None

Alexandra Pomeroy                    Vice President                         None

Andrew Provencher                    Managing Director                      Vice President

Elizabeth Reagan                     Vice President                         None

Brett S. Reiner                      Vice President                         None

Daniel D. Rosenblatt                 Vice President                         None

Conrad A. Saldanha                   Vice President                         None

Mindy Schwartzapfel                  Vice President                         None

Benjamin E. Segal                    Vice President                         None

Steve S. Shigekawa                   Vice President                         None

Neil S. Siegel                       Managing Director                      Vice President

Ronald B. Silvestri                  Vice President                         None

Thomas A. Sontag                     Vice President                         None

Michelle B. Stein                    Vice President                         None



               NAME                   POSITIONS AND OFFICES             POSITIONS AND OFFICES
                                        WITH UNDERWRITER                   WITH REGISTRANT
   ----------------------------    --------------------------           ----------------------

Mamundi Subhas                       Vice President                         None

Bradley C. Tank                      Vice President                         None

Kenneth J. Turek                     Vice President                         None

Judith M. Vale                       Vice President                         None

Richard Werman                       Vice President                         None

Chamaine Williams                    Chief Compliance Officer               Chief Compliance Officer


         (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.   Location of Accounts and Records
-------------------------------------------

         All accounts, books and other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.   Management Services
------------------------------

         Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.   Undertakings
-----------------------

         None.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 1st day of May, 2009.

                                NEUBERGER BERMAN
                                ADVISERS MANAGEMENT TRUST



                                By: /s/ Robert Conti
                                    ----------------
                                    Robert Conti
                                    President and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 60 to the Registration Statement of Neuberger Berman Advisers Management Trust has been signed below by the following trustees and officers of the Registrant in the capacities and on the date indicated.



Signature                                   Title                                 Date
---------                                   -----                                 ----



/s/ Robert Conti                            President, Principal Executive        May 1, 2009
---------------------------------           Officer and Trustee
Robert Conti



/s/ John M. McGovern                        Treasurer                             May 1, 2009
---------------------------------           (Principal Financial and
John M. McGovern                            Accounting Officer)



                                            Trustee                               May 1, 2009
---------------------------------
Joseph V. Amato*



                                            Trustee                               May 1, 2009
---------------------------------
John Cannon*



                                            Trustee                               May 1, 2009
---------------------------------
Faith Colish*



                                            Trustee                               May 1, 2009
---------------------------------
Martha C. Goss*



                                            Trustee                               May 1, 2009
---------------------------------
C. Anne Harvey*




Signature                                   Title                                 Date
---------                                   -----                                 ----



                                            Trustee                               May 1, 2009
---------------------------------
Robert A. Kavesh*


                                            Trustee                               May 1, 2009
---------------------------------
Michael M. Knetter*



                                            Trustee                               May 1, 2009
---------------------------------
Howard A. Mileaf*


                                            Trustee                               May 1, 2009
---------------------------------
George W. Morriss*



                                            Trustee                               May 1, 2009
---------------------------------
Edward I. O'Brien*



                                            Trustee                               May 1, 2009
---------------------------------           (President)
Jack L. Rivkin*



                                            Trustee                               May 1, 2009
---------------------------------
Cornelius T. Ryan*



                                            Chairman of the Board and             May 1, 2009
---------------------------------           Trustee
Tom Decker Seip*



                                            Trustee                               May 1, 2009
---------------------------------
Candace L. Straight*



                                            Trustee                               May 1, 2009
---------------------------------
Peter P. Trapp*



*     By:  /s/ Maxine L. Gerson
           --------------------
           Maxine L. Gerson
           Attorney-in-Fact**

** Power of Attorney for Joseph V. Amato is filed herewith and Power of Attorney for all other trustees were previously filed as an exhibit to the Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of Neuberger Berman Advisers Management Trust as filed on February 27, 2009 (File Nos. 2-88566 and 811-04255) and are incorporated herein by reference.

                                  EXHIBIT INDEX

(i) Consent of Counsel

(j)(1) Consent of Independent Registered Public Accounting Firm

(j)(2) Consent of Independent Registered Public Accounting Firm (International Large Cap Portfolio)

(o)(2) Power of Attorney (for Joseph V. Amato)